                        [PHOTOS]
JUNE 30 1999            SEMI-ANNUAL REPORT
                        STATE FARM VARIABLE PRODUCTS TRUST
                        [STATE FARM LOGO]

                           STATE FARM'S VARIABLE DEFERRED ANNUITY &
                        STATE FARM'S VARIABLE UNIVERSAL LIFE INSURANCE

SERVICE IS ONLY A PHONE CALL AWAY

1-888-702-2307

Contact your local State Farm Agent or call our Variable Products
Administration Department TOLL FREE, at 1-888-702-2307.

Unit prices are available to you 24 HOURS A DAY, 7 DAYS A WEEK.

Operations Specialist available 7 a.m. - 7 p.m. Central Time Monday through Friday.

By providing telephone authorization, and having your Personal Identification Number (PIN), you can:

OBTAIN ACCOUNT VALUES (24 HRS A DAY)
OBTAIN ANSWERS SPECIFIC TO YOUR POLICY
TRANSFER ASSETS AMONG FUNDS
CHANGE YOUR PREMIUM ALLOCATION
CHANGE YOUR PIN
CHANGE YOUR EXISTING DOLLAR COST AVERAGING
CHANGE YOUR EXISTING PORTFOLIO REBALANCING
REQUEST A POLICY WITHDRAWAL
REQUEST A POLICY LOAN
  (VARIABLE UNIVERSAL LIFE ONLY)

NOT           * NO BANK GUARANTEE
FDIC          * MAY LOSE VALUE
INSURED

Visit our homepage www.statefarm.com

MESSAGE FROM ROGER TOMPKINS

This year, we celebrate our 70th anniversary of the State Farm Life Insurance Company. We're proud to have dedicated 70 years of service to helping Americans plan for the uncertainties of the future with a variety of life insurance policies.
                               TABLE OF CONTENTS

The Economy and Markets                  2
Portfolio of Investments
  Large Cap Equity Index Fund            6
  Small Cap Equity Index Fund           12
  International Equity Index
  Fund                                  32
  Stock & Bond Balanced Fund            46
  Bond Fund                             47
  Money Market Fund                     50
Financial Statements
  Statements of Assets and
  Liabilities                           52
  Statements of Operations              54
  Statements of Changes in Net
  Assets                                56
  Notes to Financial Statements         58
Financial Highlights                    63
Notice of Withholding Election

This report must be accompanied or preceded by a prospectus.

Life insurance isn't for those who die, it's for those we leave behind. We haven't forgotten that motto here at State Farm. We know no amount of money can make up for the loss of a loved one, but we can try to help you ease the financial burden and worries that follow the death of a family member, friend or business partner.

                                                                      [PHOTO]

We're also proud that once again, State Farm Life Insurance
Companies, have received the highest ratings for financial strength and claims-paying ability by all the major rating agencies. These high ratings tell you that the company has the financial strength to provide the benefits promised by every single policy -- to keep our promise to you. Please remember that the cash value of the variable products will fluctuate based upon the value of the underlying funds.

This is the semi-annual report on the funds underlying two of our newest products -- Variable Universal Life Insurance and Variable Deferred Annuity. These products may help provide valuable protection for you and your families.

Our Good Neighbor agents throughout the United States are ready to discuss your insurance needs and to provide products to meet those needs. Consider an insurance checkup with your agent to make sure your insurance needs keep pace with changes in your lifestyle, your assets, or to your family.

Thank you for the confidence you've shown in the State Farm Life Insurance Companies. We promise to provide the highest quality service and products, backed by prudently managed investment portfolios and a company you can depend on.

[/S/ ROGER TOMPKINS]
Executive Vice President
State Farm Life Insurance Company

                                                                       1 -------

MESSAGE TO VARIABLE PRODUCT CUSTOMERS FROM KURT MOSER
SENIOR VICE PRESIDENT OF STATE FARM INVESTMENT MANAGEMENT CORP.

Prices of stocks and bonds have moved in opposite directions so far in 1999. Investors seem to perceive that general economic conditions and prospects for growth of corporate profits are good or improving in most parts of the world. Consequently,general stock prices have trended higher. Bond prices declined as investors began to worry that the good economic background would increase corporate demand for borrowed capital and cause inflation to rise. Fixed-income markets have also begun to factor in actual and prospective tightening of monetary conditions by central banks.

   [PHOTO]

Diversified investments in common stocks traded in most markets of the developed world have provided good returns since the end of 1994. Results achieved in the United States have been particularly favorable. The first six months of 1999 extended this significant general trend.

The improvements in stock markets during the last six months occurred in spite of substantial increases in market interest rates. In the United States, yields on good quality bonds have risen around 100 basis points (a basis point is .01%) since the end of 1998. As interest rates rise, values of bonds fall. Therefore, prices of long-term bonds generally declined by an amount which exceeded their interest income, and total returns for bond portfolios tended to be negative over this short six-month period.

Dutifully we prepare this message for you every six months, and it is appropriate that we do so. In it we regularly discuss what is occurring recently. However, please do not interpret the discussion of recent occurrences to mean that accumulating wealth through investments is a short-term process. We feel you will be served best by viewing your investments in the suitable Funds as long-term investments and regularly making periodic investments in the Funds which match your objectives and tolerances for risk. Please remember that periodic investing does not assure a profit and does not protect against loss in declining markets. Additionally, please remember that variable products involve the payment of fees and charges as described in the prospectus.

I have included discussions on the U.S. economy, U.S. equity market, U.S. bond market and international economies and markets on pages 2 and 3.

[/S/ KURT R. MOSER]

                            ------------------------

THE U.S. ECONOMY

The U.S. economy remains very healthy. The first estimate of real GDP for the second quarter of 1999 puts growth at a 2.3% annual rate during the period. The performance follows a 4.3% increase during the first quarter of 1999 and a heady 6.0% rise for the fourth quarter of 1998. The slowdown of general economic activity over the last two quarters is not particularly bothersome. In fact, we view the slowdown favorably since it reduces the risks that usually are associated with an economy that is growing at a pace which is significantly above its "natural" growth rate. If our economy grows at a sustainable pace and productivity remains high, prospects for continuation of low inflation and good general economic conditions improve.

Household spending continues to fuel the economy. Personal income is rising nicely, and consumers seem to be spending all of that income and more. Automobile and existing home sales remain particularly strong. Consumer confidence is high as households feel good about high employment, strong stock markets, and the availability of credit even though interest rates have been rising recently.

The manufacturing sector is showing some further evidence of recovery from the effects of very intense foreign competition which accompanied economic difficulties in Asia last fall. The recovery in manufacturing reflects ongoing strength in the U.S. economy, resumption of growth in much of Asia and an improving inventory situation.

ECONOMIC GROWTH AND INFLATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            ECONOMIC GROWTH   INFLATION
1988                    3.8%       4.4%
1989                    3.4%       4.6%
1990                    1.3%       6.1%
1991                   -1.0%       3.1%
1992                    2.7%       2.9%
1993                    2.3%       2.7%
1994                    3.5%       2.7%
1995                    2.0%       2.5%
1996                    2.8%       3.3%
1997                    3.8%       1.7%
1998                    3.9%       1.6%
1999                    3.3%       2.0%

Economic growth is represented by the percentage change in Real Gross Domestic product. Percentage change in the Consumer Price Index-Urban is used for inflation.

---------
       2

THE U.S. EQUITY MARKET

The increase in general U.S. stock prices which began in 1995 continued over the first six months of 1999. Substantial returns earned by the S&P 500 Index since 1994 are unprecedented in U.S. stock market history, and, in our opinion, are not sustainable for long periods of time.

During the four-year period from 1995-98, returns of the S&P 500 were generated primarily by a narrow group of stocks which are generally categorized as large-capitalization growth stocks. Over the first six months of 1999 and particularly in the last three months or so, returns of the S&P 500 have been generated by a somewhat broader group of stocks. This wider participation of stocks on the upside is found in higher valuations for the stocks of smaller companies in recent months.

THE U.S. BOND MARKET

Sentiments in the U.S. bond market have shifted markedly since the end of 1998. Fears of a global economic meltdown and desires for safety and liquidity have faded. Presently, investors are focusing on the strong U.S. economy, evidence that several foreign economies are improving somewhat and any economic data that suggests inflationary pressures may be building. Reflecting this major change in market psychology, interest rates on good quality taxable bonds have jumped around 100 basis points (a basis point is .01%) over the past six months.

The Open Market Committee of the Federal Reserve reacted to strong domestic economic conditions in the latter part of June by raising the federal funds rate 25 basis points. This increase in short-term interest rates was widely expected because Federal Reserve officials had put the world on notice that monetary policy would be tightened to help contain potential inflationary pressures which might spring from our robust economy.

We feel the best news on inflation is probably over for this business cycle, which is heading into its ninth year. However, few signs presently point to dramatic increases in domestic inflation. With current U.S. interest rates being among the highest in the developed world, fixed-income investors in our country now seem to be adequately compensated for any expected inflation.

INTERNATIONAL ECONOMIES AND MARKETS

General economic conditions in virtually all other countries remain weaker than what we are currently experiencing in the United States. However, signs of a moderate upturn in global economic growth are now surfacing. Growth is picking up in Europe with Britain leading the way. Japan's economy appears to have bottomed, but is unlikely to show a strong upturn soon. Much of the rest of Asia, excluding China, seems to be recovering after experiencing significant weakness last year. South American economies continue to struggle.

So far in 1999 stock markets in the Pacific, Far East and Latin American regions have generally produced the highest returns globally. National markets in those regions are recovering to some extent from very weak relative performance in recent years. Stock markets in most developed countries of Europe performed well over the last six months when measured in local currencies. However, returns of European stocks are less rewarding when measured in U.S. dollars because European currencies have been weak.

                                                                       3 -------

               STATE FARM VARIABLE PRODUCT TRUST UNDERLYING FUNDS

LARGE CAP EQUITY INDEX FUND

The Large Cap Equity Index Fund seeks to match the return of the S&P 500-Registered Trademark- Index(1), which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500-Registered Trademark- in the same capitalization-weighted proportion that the stock has in the index.

Please see the previous sections on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 63.

SMALL CAP EQUITY INDEX FUND

The Small Cap Equity Index Fund seeks to match the return of the Russell 2000-Registered Trademark- Index(2), which includes 2000 companies which currently have an average market capitalization of $526 million. This index was created by the Frank Russell Trust Company to give investors an idea of how the stocks of smaller companies are performing. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000-Registered Trademark- Index. Returns will sometimes vary from the return of the Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index.

Please see the previous sections on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 64.

------------------------

 Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

(1) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund (the "Funds") is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. (For more information regarding the S&P 500 Index, see the SAI.)

(2) The Russell 2000-Registered Trademark- Index is a trademark/service mark of the Frank Russell Company. Russell-TM- is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Russell 2000 Index, see the SAI.)

---------
       4

INTERNATIONAL EQUITY INDEX FUND

The benchmark index used by the International Equity Index Fund is the Morgan Stanley EAFE-Registered Trademark- Free Index(3), which measures the performance of stock markets in 15 European nations, Australia, New Zealand, and the three largest markets in Asia. The Index includes equity securities of approximately 1,100 companies in these countries. As of June 30, 1999, the countries with the highest weights were Japan, which accounted for 22.8% of the Index, the United Kingdom at 21.2%, and Germany, which represented 9.8%.

Please see the previous sections on International Economies and Markets. Financial Highlights on page 65.

STOCK AND BOND BALANCED FUND

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income by investing primarily in shares of the Large Cap Equity Index Fund and the Bond Fund. The Balanced Fund usually invests approximately 60% of its net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund.

At June 30, 1999, 63% of the Stock and Bond Balanced Fund's assets were invested in the Large Cap Equity Index Fund and 37% in the Bond Fund.

Please see the previous sections on the U.S. Economy, U.S. Equity Market, and the U.S. Bond Market. Financial Highlights on page 66.

BOND FUND

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total return may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions. However, investors should bear in mind that the income from the Bond Fund is quite stable.

Please see the previous section on the U.S. Bond Market. Financial Highlights on page 67.

MONEY MARKET FUND

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Financial Highlights on page 68.

            -------------------------------------------------------

                 You can only invest in our underlying funds through the purchase of a Variable Universal
                 Life Insurance policy or Variable Deferred
                 Annuity policy.

                 This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company Variable Life Separate Account or State Farm Life Insurance Company Variable Annuity Separate Account (the "Accounts"). This report is not authorized for distribution to prospective investors in either Account unless preceded or accompanied by an effective prospectus for the relevant Account. Interests in the Accounts are not deposits or obligations of, or guaranteed by, any bank or depository institution. Interests in the Accounts are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. For more information on either Account, including charges and expenses, call or write for a free prospectus. Read the prospectus carefully before you invest or send money.

------------------------

 Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

(3) The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE-Registered Trademark- Free) Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust. The International Equity Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Morgan Stanley and Morgan Stanley makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Morgan Stanley Capital International EAFE Free Index, see the SAI.)

                                                                       5 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS (90.4%)
AEROSPACE/DEFENSE (.6%)
     10,939  Boeing Co.                                $    483,367
      1,435  General Dynamics Corp.                          98,297
      4,416  Lockheed Martin Corp.                          164,496
        755  Northrop Grumman Corp.                          50,066
                                                       ------------
                                                            796,226
                                                       ------------
AGRICULTURE, FOODS, & BEVERAGE (3.8%)
        411  Adolph Coors Co. Class B                        20,344
      5,401  Anheuser Busch Companies Inc.                  383,133
      6,652  Archer-Daniels-Midland Company                 102,690
      3,229  Bestfoods                                      159,835
        763  Brown Forman Corp. Class B                      49,738
      5,060  Campbell Soup Company                          234,658
      4,767  Coca-Cola Enterprises Inc.                     146,585
      5,531  ConAgra Inc.                                   147,263
      1,737  General Mills Inc.                             139,611
      1,625  Hershey Foods Corp.                             96,484
      4,059  HJ Heinz Co.                                   203,457
      4,548  Kellogg Company                                150,084
      3,656  Nabisco Group Holding Corp.                     71,520
     16,638  Pepsico Inc.                                   643,683
      2,684  Pioneer Hi-Bred International Inc.             104,508
      1,542  Quaker Oats Co.                                102,350
      3,657  Ralston Purina Co.                             111,310
     10,226  Sara Lee Corporation                           232,002
      4,776  Seagram Ltd.                                   240,591
      1,365  Supervalu Inc.                                  35,063
      3,762  Sysco Corporation                              112,155
     27,800  The Coca-Cola Company                        1,737,500
      1,318  WM Wrigley Jr. Co.                             118,620
                                                       ------------
                                                          5,343,184
                                                       ------------
AIRLINES (.3%)
      1,844  AMR Corp. (a)                                  125,853
      1,613  Delta Air Lines Inc.                            92,949
      3,816  Southwest Airlines Co.                         118,773
        899  US Airways Group Inc. (a)                       39,163
                                                       ------------
                                                            376,738
                                                       ------------
AUTOMOTIVE (1.3%)
        825  Cooper Tire & Rubber Co.                        19,491
      1,860  Dana Corp.                                      85,676
      6,347  Delphi Automotive Systems (a)                  117,816
     13,644  Ford Motor Company                             770,033
      7,392  General Motors Corp.                           487,872
      2,009  Genuine Parts Co.                               70,315
      1,769  Goodyear Tire & Rubber Co.                     104,039
      1,107  ITT Industries Inc.                             42,204
        701  Navistar International Corp. (a)                35,050
        844  Paccar Inc.                                     45,049
      1,368  TRW Inc.                                        75,069
                                                       ------------
                                                          1,852,614
                                                       ------------

  SHARES                                                  VALUE
-----------                                            ------------
BANKS (6.1%)
      1,925  Amsouth Bancorporation                    $     44,636
     19,714  Bank of America Corporation                  1,445,283
      3,348  Bank of Boston Corp.                           171,167
      8,600  Bank of New York Inc.                          315,513
     13,339  Bank One Corporation                           794,504
      3,524  BB&T Corp.                                     129,287
      9,535  Chase Manhattan Corp.                          825,969
      1,762  Comerica Inc.                                  104,729
      3,016  Fifth Third Bancorp                            200,753
     10,987  First Union Corp.                              516,389
      7,630  Firstar Corp.                                  213,640
      6,428  Fleet Financial Group Inc.                     285,243
        624  Golden West Financial Corporation               61,152
      2,357  Hunting Bancshares Inc.                         82,495
      1,972  JP Morgan & Co. Incorporated                   277,066
      5,155  Keycorp                                        165,604
      5,911  Mellon Bank Corp.                              215,013
      1,260  Northern Trust Corporation                     122,220
      3,409  PNC Bank Corporation                           196,444
      1,607  Providian Financial Corp.                      150,254
      1,213  Republic New York Corp.                         82,711
      1,912  Southtrust Corporation                          73,373
      1,809  State Street Corp.                             154,443
      1,958  Summit Bancorp                                  81,869
      3,593  SunTrust Banks Inc.                            249,489
      3,024  Synovus Financial Corp.                         60,102
      1,610  Union Planters Corp.                            71,947
      8,176  US Bancorp                                     277,984
      2,294  Wachovia Corporation                           196,280
      6,704  Washington Mutual Inc.                         237,154
     18,672  Wells Fargo & Company                          798,228
                                                       ------------
                                                          8,600,941
                                                       ------------
BUILDING MATERIALS & CONSTRUCTION (.2%)
        442  Armstrong World Industries                      25,553
        644  Centex Corp.                                    24,190
        396  Fleetwood Enterprises Inc.                      10,469
        871  Fluor Corp.                                     35,275
        422  Foster Wheeler Corp.                             5,961
        496  Kaufman & Broad Home Corp.                      12,338
      3,818  Masco Corp.                                    110,245
        609  McDermott International Inc.                    17,204
        571  Owens Corning                                   19,628
        443  Pulte Corp.                                     10,217
        964  Stanley Works                                   31,029
                                                       ------------
                                                            302,109
                                                       ------------
CHEMICALS (1.7%)
      2,562  Air Products & Chemicals Inc.                  103,120
        795  BF Goodrich Co.                                 33,787
     12,692  E.I. du Pont de Nemours and Company            867,022
        903  Eastman Chemical Co.                            46,730
      1,584  Engelhard Corp.                                 35,838
        345  FMC Corp. (a)                                   23,568

---------
       6

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                  VALUE
-----------                                            ------------
        618  Great Lakes Chemical Corporation          $     28,467
      1,163  Hercules Inc.                                   45,720
      1,204  International Flavors & Fragrances Inc.         53,428
      7,083  Monsanto Co.                                   279,336
        726  Nalco Chemical Co.                              37,661
      1,985  PPG Industries Inc.                            117,239
      1,784  Praxair Inc.                                    87,305
        858  Raychem Corporation                             31,746
      2,403  Rohm & Haas Co.                                103,029
      1,171  Sigma-Aldrich Corporation                       40,326
      2,497  The Dow Chemical Company                       316,807
      1,511  Union Carbide Corp.                             73,661
        874  WR Grace & Co. (a)                              16,060
                                                       ------------
                                                          2,340,850
                                                       ------------
COMMERCIAL SERVICE/SUPPLY (1.2%)
      9,001  Cendant Corp. (a)                              184,520
        937  Deluxe Corp.                                    36,484
      1,894  Dun and Bradstreet Corp.                        67,119
      3,654  Eastman Kodak Co.                              247,558
      1,105  H&R Block Inc.                                  55,250
      1,577  Interpublic Group of Companies Inc.            136,608
        404  Milacron Inc.                                    7,474
      3,086  Pitney Bowes Inc.                              198,275
        478  Polaroid Corp.                                  13,205
      1,544  RR Donnelley & Sons Company                     57,225
      3,025  Service Corp. International                     58,231
      5,275  Staples Inc. (a)                               163,195
      1,089  WW Grainger Inc.                                58,602
      7,496  Xerox Corporation                              442,733
                                                       ------------
                                                          1,726,479
                                                       ------------
COMPUTER SOFTWARE AND SERVICES (6.5%)
        694  Adobe Systems Inc.                              57,016
     12,233  America Online Inc. (a)                      1,351,746
        699  AutoDesk Inc.                                   20,664
      6,955  Automatic Data Processing Inc.                 306,020
      1,578  Ceridian Corp. (a)                              51,581
      6,042  Computer Associates International Inc.         332,310
      1,796  Computer Sciences Corp. (a)                    124,261
      4,105  Compuware Corp. (a)                            130,590
      5,559  Electronic Data Systems Corporation            314,431
      4,917  First Data Corp.                               240,626
     57,627  Microsoft Corporation (a)                    5,197,235
      3,894  Novell Inc. (a)                                103,191
     16,302  Oracle Corporation (a)                         605,212
      3,075  Parametric Technology Corp. (a)                 42,666
      2,668  PeopleSoft Inc. (a)                             46,023
        286  Shared Medical Systems Corp.                    18,661
      3,015  Unisys Corp. (a)                               117,397
                                                       ------------
                                                          9,059,630
                                                       ------------
COMPUTERS (5.0%)
      4,054  3Com Corp. (a)                                 108,191
      1,744  Apple Computer Inc. (a)                         80,769
  SHARES                                                  VALUE
-----------                                            ------------
      1,896  Cabletron Systems Inc. (a)                $     24,648
     19,126  Compaq Computer Corporation                    453,047
        553  Data General Corp. (a)                           8,053
     28,610  Dell Computer Corp. (a)                      1,058,570
     11,417  EMC Corp. (a)                                  627,935
      1,775  Gateway Inc. (a)                               104,725
     11,471  Hewlett-Packard Company                      1,152,835
      1,604  Ikon Office Solutions Inc.                      24,060
     20,472  International Business Machines
               Corporation                                2,646,006
      2,780  Seagate Technology (a)                          71,238
      2,092  Silicon Graphics Inc. (a)                       34,257
      8,688  Sun Microsystems Inc. (a)                      598,386
                                                       ------------
                                                          6,992,720
                                                       ------------
CONSUMER & MARKETING (3.7%)
        587  Alberto-Culver Company                          15,629
        775  American Greetings Corp. Class A                23,347
      2,965  Avon Products Inc.                             164,557
        330  Ball Corp.                                      13,942
      2,300  Best Buy Inc. (a)                              155,250
      1,004  Black & Decker Corp.                            63,378
      1,080  Brunswick Corp.                                 30,105
      1,377  Clorox Co.                                     147,081
      3,310  Colgate-Palmolive Company                      326,862
      1,478  Danaher Corp.                                   85,909
      1,571  Darden Restaurants Inc.                         34,267
      1,459  Ecolab Inc.                                     63,649
      2,445  Fort James Corp.                                92,604
      2,233  Hasbro Inc.                                     62,384
        381  Jostens Inc.                                     8,025
      6,112  Kimberly Clark Corp.                           348,384
      4,693  Mattel Inc.                                    124,071
      1,026  Maytag Corp.                                    71,499
     15,282  McDonald's Corporation                         631,338
      3,204  Newell Rubbermaid Inc.                         148,986
        407  Russell Corp.                                    7,936
        730  Snap-On Inc.                                    26,417
     12,527  The Gillette Company                           513,607
     14,916  The Procter & Gamble Company                 1,331,253
      1,724  Tricon Global Restaurants (a)                   93,312
        608  Tupperware Corp.                                15,504
      6,455  Unilever NV                                    450,236
      1,431  Wendy's International Inc.                      40,515
        843  Whirlpool Corp.                                 62,382
                                                       ------------
                                                          5,152,429
                                                       ------------
CONTAINERS & PACKAGING (.2%)
        556  Bemis Company Inc.                              22,101
      1,397  Crown Cork & Seal Inc.                          39,814
      1,758  Owens Illinois Inc. (a)                         57,465
        956  Sealed Air Corporation (a)                      62,021
        605  Temple-Inland Inc.                              41,291
                                                       ------------
                                                            222,692
                                                       ------------

                                                                       7 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                  VALUE
-----------                                            ------------
ELECTRONIC/ELECTRICAL MFG. (6.1%)
      1,669  Advanced Micro Devices Inc. (a)           $     30,146
      4,246  Applied Materials Inc. (a)                     313,673
        485  EG&G Inc.                                       17,278
      4,969  Emerson Electric Co.                           312,426
     36,842  General Electric Company                     4,163,146
      1,429  Honeywell Inc.                                 165,585
     37,479  Intel Corporation                            2,230,000
        965  KLA Tencor Corporation (a)                      62,604
      1,595  LSI Logic Corp. (a)                             73,569
      2,826  Micron Technology Inc. (a)                     113,923
      1,893  National Semiconductor Corp. (a)                47,917
      3,789  Raytheon Co.                                   266,651
      2,155  Rockwell International Corp.                   130,916
      4,392  Texas Instruments Inc.                         636,840
        624  Thomas & Betts Corp.                            29,484
                                                       ------------
                                                          8,594,158
                                                       ------------
ENVIRONMENTAL CONTROLS (.3%)
      1,885  Browning-Ferris Industries Inc.                 81,055
      6,878  Waste Management Inc.                          369,693
                                                       ------------
                                                            450,748
                                                       ------------
FINANCIAL SERVICES (5.3%)
      5,096  American Express Company                       663,117
      8,236  Associates First Capital Corp.                 364,958
      1,315  Bear Stearns Companies Inc.                     61,476
      2,189  Capital One Financial Corp.                    121,900
      4,535  Charles Schwab Corp.                           498,283
     38,059  Citigroup Inc.                               1,807,803
      1,284  Countrywide Credit Industries Inc.              54,891
      1,680  Equifax Inc.                                    59,955
      7,842  Federal Home Loan Mortgage                     454,836
     11,596  Federal National Mortgage Association          792,877
      2,873  Franklin Resources Inc.                        116,716
      5,465  Household International Inc.                   258,904
      1,326  Lehman Brothers Holding Inc.                    82,543
      1,132  MBIA Inc.                                       73,297
      9,086  MBNA Corporation                               278,259
      1,765  Mercantile Bancorporation                      100,826
      4,080  Merrill Lynch & Company Inc.                   326,145
      1,254  MGIC Investment Corp.                           60,976
      6,424  Morgan Stanley Dean Witter & Co.               658,460
      3,602  National City Corp.                            235,931
      1,600  Paine Webber Group Inc. (a)                     74,800
      2,773  Paychex Inc.                                    88,389
      2,529  Regions Financial Corp.                         97,208
      1,868  SLM Holding Corp.                               85,578
                                                       ------------
                                                          7,418,128
                                                       ------------
FOREST PRODUCTS (.5%)
        591  Boise Cascade Corp.                             25,413
      1,100  Champion International Corp.                    52,663
      2,010  Georgia Pacific Corp.                           95,224
      4,608  International Paper Co.                        232,704
  SHARES                                                  VALUE
-----------                                            ------------
      1,172  Louisiana-Pacific Corp.                   $     27,835
      1,092  Mead Corporation                                45,591
        315  Potlatch Corp.                                  13,840
      1,075  Westvaco Corp.                                  31,175
      2,238  Weyerhaeuser Co.                               153,862
      1,259  Willamette Industries Inc.                      57,993
                                                       ------------
                                                            736,300
                                                       ------------
HEALTH CARE (9.9%)
     17,114  Abbott Laboratories                            778,687
        727  Allergan Inc.                                   80,697
      1,143  Alza Corporation (a)                            58,150
     14,859  American Home Products Corp.                   854,392
      5,754  Amgen Inc. (a)                                 350,275
        614  Baush & Lomb Inc.                               46,971
      3,241  Baxter International Inc.                      196,486
      2,812  Becton Dickinson & Co.                          84,360
      1,274  Biomet Inc.                                     50,641
      4,421  Boston Scientific Corporation (a)              194,248
     22,408  Bristol-Myers Squibb                         1,578,364
      3,021  Cardinal Health Inc.                           193,722
      6,604  Columbia/HCA Healthcare Corp.                  150,654
        572  CR Bard Inc.                                    27,349
     12,412  Eli Lilly & Co.                                889,010
      3,409  Guidant Corp.                                  175,350
      1,277  Health Care & Retirement (a)                    30,887
      4,724  Healthsouth Corp. (a)                           70,565
      1,875  Humana Inc. (a)                                 24,258
      3,626  IMS Health Inc.                                113,312
     15,163  Johnson & Johnson                            1,485,974
        781  Mallinckrodt Inc.                               28,409
      3,096  McKesson HBOC Inc.                              99,459
      6,516  Medtronic Inc.                                 507,434
     26,655  Merck & Co. Inc.                             1,972,470
     14,634  Pfizer Inc.                                  1,606,081
      5,716  Pharmacia & Upjohn Inc.                        324,740
     16,577  Schering Plough Corp.                          878,581
        985  St. Jude Medical Inc. (a)                       35,091
      3,502  Tenet Healthcare Corp. (a)                      65,006
      1,999  United Healthcare Corp.                        125,187
      9,569  Warner-Lambert Co.                             663,849
      1,036  Watson Pharmaceuticals Inc. (a)                 36,325
        800  Wellpoint Health Network Inc. (a)               67,900
                                                       ------------
                                                         13,844,884
                                                       ------------
INSURANCE (3.1%)
      1,610  Aetna Inc.                                     143,994
      3,048  AFLAC Inc. (a)                                 145,923
      9,259  Allstate Corp.                                 332,167
      2,851  American General Corporation                   214,894
     13,910  American International Group Inc.            1,628,339
      2,876  Aon Corp.                                      118,635
      1,847  Chubb Corp.                                    128,366
      2,335  Cigna Corp.                                    207,815
      1,875  Cincinnati Financial Corp.                      70,430

---------
       8

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                  VALUE
-----------                                            ------------
      3,682  Conseco Inc.                              $    112,071
      1,205  Jefferson-Pilot Corp.                           79,756
      2,294  Lincoln National Corp.                         120,005
      1,289  Loews Corp.                                    101,992
      3,014  Marsh & McLennan Companies Inc.                227,557
        810  Progressive Corp.                              117,450
      1,539  Provident Companies Inc.                        61,560
      1,498  Safeco Corp.                                    66,099
      2,621  St. Paul Companies Inc.                         83,381
      2,603  The Hartford Financial Services Group
               Inc.                                         151,787
      1,595  Torchmark Corp.                                 54,429
      1,384  Transamerica Corp.                             103,800
      1,557  UNUM Corp.                                      85,246
                                                       ------------
                                                          4,355,696
                                                       ------------
LODGING & GAMING (.1%)
      1,381  Harrahs Entertainment Inc. (a)                  30,382
      2,951  Hilton Hotels Corp.                             41,867
      2,765  Marriott International Class A                 103,342
      2,174  Mirage Resorts Inc. (a)                         36,414
                                                       ------------
                                                            212,005
                                                       ------------
MACHINERY & MANUFACTURING (2.7%)
      6,286  AlliedSignal Inc.                              396,018
      1,315  Avery Dennison Corp.                            79,393
        267  Briggs & Stratton Corp.                         15,419
        800  Case Corp.                                      38,500
      4,062  Caterpillar Inc.                               243,720
      1,067  Cooper Industries Inc.                          55,484
      2,712  Corning Incorporated                           190,179
        717  Crane Co.                                       22,541
        451  Cummins Engine Company Inc.                     25,763
      2,715  Deere & Company                                107,582
      2,477  Dover Corp.                                     86,695
        794  Eaton Corp.                                     73,048
        640  Harnischfeger Inc. (a)                           1,280
      2,832  Illinois Tool Works Inc.                       232,224
      1,847  Ingersoll Rand Co.                             119,362
        969  Johnson Controls Inc.                           67,164
        451  Millipore Corp.                                 18,294
      4,539  Minnesota Mining & Manufacturing Co.           394,609
         74  Nacco Industries Inc.                            5,439
        456  National Service Industries Inc.                16,416
      1,418  Pall Corporation                                31,462
      1,244  Parker Hannifin Corp.                           56,913
      1,923  Tenneco Inc.                                    45,912
      1,787  Textron Inc.                                   147,092
      1,804  Thermo Electron Corp. (a)                       36,193
        646  Timken Co.                                      12,597
      9,231  Tyco International Ltd.                        874,637
      5,464  United Technologies Corp.                      391,701
                                                       ------------
                                                          3,785,637
                                                       ------------
  SHARES                                                  VALUE
-----------                                            ------------
MEDIA & BROADCASTING (2.8%)
      8,061  CBS Corp. (a)                             $    350,150
      3,732  Clear Channel Communications (a)               257,275
      8,334  Comcast Corp. Class A                          320,338
      1,073  Dow Jones & Company Inc.                        56,936
      3,187  Gannett Company Inc.                           227,472
        789  King World Productions Inc. (a)                 27,467
        899  Knight-Ridder Inc.                              49,389
      2,232  McGraw Hill Companies Inc.                     120,389
        555  Meredith Corp.                                  19,217
      2,060  New York Times Co.                              75,834
      1,990  Omnicom Group Inc.                             159,200
     23,229  The Walt Disney Company                        715,744
     13,452  Time Warner Inc.                               988,722
        798  Times Mirror Co.                                47,282
      1,351  Tribune Co.                                    117,706
      7,868  Viacom Inc. (a)                                346,192
                                                       ------------
                                                          3,879,313
                                                       ------------
MINING & METALS (.6%)
      2,518  Alcan Aluminium Ltd.                            80,419
      4,159  ALCOA Inc.                                     257,338
      2,201  Allegheny Teledyne Inc.                         49,798
        415  Asarco Inc.                                      7,807
      4,389  Barrick Gold Corp.                              85,037
      2,655  Battle Mountain Gold Co.                         6,472
      1,480  Bethlehem Steel Corp. (a)                       11,378
        987  Cyprus Amax Minerals Co.                        14,990
      1,946  Freeport McMoRan Copper &
               Gold Inc. (a)                                 34,906
      2,790  Homestake Mining Co.                            22,843
      2,123  INCO Limited (a)                                38,214
      1,911  Newmont Mining Corporation                      37,981
        953  Nucor Corporation                               45,208
        627  Phelps Dodge Corp.                              38,835
      3,621  Placer Dome Inc.                                42,773
        730  Reynolds Metals Co.                             43,070
      1,017  USX US Steel Group                              27,459
      1,080  Worthington Industries Inc.                     17,753
                                                       ------------
                                                            862,281
                                                       ------------
OIL, GAS, & OTHER ENERGY (6.0%)
      1,035  Amerada Hess Corporation                        61,583
      1,388  Anadarko Petroleum Corp.                        51,096
      1,236  Apache Corp.                                    48,204
        818  Ashland Inc.                                    32,822
      3,643  Atlantic Richfield Inc.                        304,418
      3,649  Baker Hughes Inc.                              122,242
      1,986  Burlington Resources Inc.                       85,895
      7,368  Chevron Corporation                            701,342
      2,372  Coastal Corp.                                   94,880
        954  Columbia Energy Group                           59,804
      1,082  Consolidated Natural Gas                        65,732
        252  Eastern Enterprises                             10,017
      3,961  Enron Corp.                                    323,812

                                                                       9 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                  VALUE
-----------                                            ------------
     27,318  Exxon Corporation                         $  2,106,901
      4,980  Haliburton Co.                                 225,345
        556  Helmerich & Payne Inc.                          13,240
        956  Kerr McGee Corp.                                47,979
      8,804  Mobil Corp.                                    871,596
        513  Nicor Inc.                                      19,526
      3,938  Occidental Pete Corp.                           83,190
        311  Oneok Inc.                                       9,874
        374  Peoples Energy Corp.                            14,095
      2,890  Pete Phillips Co.                              145,403
        899  Rowan Companies Inc. (a)                        16,575
     24,180  Royal Dutch Petroleum Company                1,456,845
      6,127  Schlumberger Ltd.                              390,213
      2,690  Sempra Energy                                   60,861
      1,256  Sonat Inc.                                      41,605
      1,077  Sunoco Inc.                                     32,512
      6,023  Texaco Inc.                                    376,438
      2,778  Union Pacific Resources Group Inc.              45,316
      2,754  Unocal Corp.                                   109,127
      3,513  USX Marathon Group                             114,392
      4,852  Williams Companies Inc.                        206,513
                                                       ------------
                                                          8,349,393
                                                       ------------
RETAILERS (6.0%)
      4,744  Albertsons Inc.                                244,613
      1,721  Autozone Inc. (a)                               51,845
      6,947  Carnival Corp.                                 336,930
      1,089  Circuit City Stores-Carmax                     101,277
      1,248  Consolidated Stores Corp. (a)                   33,696
      2,425  Costco Companies Inc. (a)                      194,152
      4,375  CVS Corp.                                      223,672
      4,981  Dayton Hudson Corp.                            323,765
      1,235  Dillards Inc.                                   43,379
      2,571  Dollar General Corp.                            74,559
      2,328  Federated Department Stores Inc. (a)           123,239
        787  Fruit of the Loom Ltd. (a)                       7,673
      9,616  GAP Inc.                                       484,406
        400  Great Atlantic & Pacific Tea Company
               Inc.                                          13,525
        770  Harcourt General Inc.                           39,703
     16,721  Home Depot Inc.                              1,077,460
      3,014  JC Penney Inc.                                 146,367
      5,554  K-Mart Corp. (a)                                91,294
      1,785  Kohls Corp. (a)                                137,780
      9,320  Kroger Co. (a)                                 260,378
      2,529  Limited Inc.                                   114,753
        406  Longs Drug Stores Inc.                          14,032
      4,217  Lowes Companies Inc.                           239,051
      3,932  May Department Stores Co.                      160,721
      1,675  Nordstrom Inc.                                  56,113
      4,200  Office Depot Inc. (a)                           92,663
        614  Pep Boys Manny Moe & Jack Inc.                  13,278
      2,884  Rite Aid Corp.                                  71,019
      5,589  Safeway Inc. (a)                               276,656
  SHARES                                                  VALUE
-----------                                            ------------
      4,325  Sears Roebuck & Co.                       $    192,733
      1,940  Sherwin Williams Co.                            53,835
      2,268  Tandy Corp.                                    110,849
      3,611  TJX Companies Inc.                             120,291
      2,930  Toys R Us Inc. (a)                              60,614
     50,176  Wal-Mart Stores Inc.                         2,420,992
     11,330  Walgreen Co.                                   332,819
      1,675  Winn Dixie Stores Inc.                          61,870
                                                       ------------
                                                          8,402,002
                                                       ------------
TECHNOLOGY (2.0%)
      2,651  BMC Software Inc. (a)                          143,154
      1,555  CenturyTel Inc.                                 61,811
     35,808  Cisco Systems Inc. (a)                       2,309,616
        800  Network Appliance Inc. (a)                      44,700
        548  PE Corp (a)                                     62,883
      2,761  Solectron Corp. (a)                            184,124
        511  Tektronix Inc.                                  15,426
                                                       ------------
                                                          2,821,714
                                                       ------------
TELECOM & TELECOM EQUIPMENT (10.8%)
      3,207  Alltel Corporation                             229,301
     12,420  Ameritech Corporation                          912,870
        910  Andrew Corp. (a)                                17,233
     35,859  AT&T Corp.                                   2,001,381
     17,504  Bell Atlantic Corp.                          1,144,324
     21,431  Bellsouth Corp.                              1,004,578
      1,932  Frontier Corp.                                 113,988
      1,943  General Instrument Corp. (a)                    82,578
     10,881  GTE Corp.                                      824,236
        928  Harris Corp.                                    36,366
     34,313  Lucent Technologies Inc.                     2,313,983
     20,979  MCI Worldcom Inc. (a)                        1,809,439
      6,860  MediaOne Group Inc. (a)                        510,213
      6,782  Motorola Inc.                                  642,595
      3,345  Nextel Communications Inc. (a)                 167,877
      7,406  Nortel Networks Corp.                          642,933
     22,158  SBC Communications Inc.                      1,285,164
        821  Scientific Atlanta Inc.                         29,556
      9,848  Sprint FON Group                               520,098
      4,883  Sprint PCS Group (a)                           278,941
      4,347  Tellabs Inc. (a)                               293,694
      5,654  US West Inc.                                   332,173
                                                       ------------
                                                         15,193,521
                                                       ------------
TEXTILES & CLOTHING (.2%)
        720  Liz Claiborne Inc.                              26,280
      3,228  Nike Inc.                                      204,373
        591  Reebok International Ltd. (a)                   11,007
        218  Springs Industries Inc. Class A                  9,510
      1,366  VF Corp.                                        58,397
                                                       ------------
                                                            309,567
                                                       ------------

---------
      10

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                  VALUE
-----------                                            ------------
TOBACCO (.9%)
      1,957  Fortune Brands Inc.                       $     80,971
     27,340  Philip Morris Companies Inc.                 1,098,726
      2,074  UST Inc.                                        60,665
                                                       ------------
                                                          1,240,362
                                                       ------------
TRANSPORTATION (.6%)
      5,308  Burlington Northern Santa Fe Corp.             164,548
      2,435  CSX Corp.                                      110,336
      3,345  FDX Corp. (a)                                  181,466
      1,287  Kansas City Southern Industries Inc.            82,127
      3,718  Laidlaw Inc.                                    27,420
      4,268  Norfolk Southern Corp.                         128,574
        791  Ryder Systems Inc.                              20,566
      2,807  Union Pacific Corp.                            163,683
                                                       ------------
                                                            878,720
                                                       ------------
UTILITIES & ENERGY (1.9%)
      2,116  AES Corporation (a)                            122,993
      1,545  Ameren Corporation                              59,289
      2,164  American Electric Power Co.                     81,285
      1,723  Carolina Power & Light Co.                      73,766
      2,356  Central & Southwest Corporation                 55,072
      1,801  Cinergy Corp.                                   57,632
      1,298  CMS Energy Corporation                          54,354
      2,603  Consolidated Edison Inc.                       117,786
      1,713  Constellation Energy Corp.                      50,748
      2,217  Dominion Resources Inc.                         96,024
      1,654  DTE Energy Co.                                  66,160
      4,086  Duke Energy Corporation                        222,176
      3,987  Edison International                           106,652
      2,813  Entergy Corp.                                   87,906
      2,696  FirstEnergy Corp.                               83,576
      1,100  Florida Progress Corp. (a)                      45,444
      2,022  FPL Group Inc.                                 110,452
      1,456  GPU Inc.                                        61,425
      1,309  New Century Energies Inc.                       50,806
      2,078  Niagara Mohawk Holdings Inc. (a)                33,378
      1,739  Northern States Power Co.                       42,062
      3,381  Pacificorp                                      62,126
      2,284  Peco Energy Co.                                 95,643
      4,297  PG&E Corp.                                     139,653
      1,814  PP&L Resources Inc.                             55,781
      2,534  Public Service Enterprise Group                103,577
      3,325  Reliant Energy Inc.                             91,853
      7,860  Southern Company                               208,290
      3,193  Texas Utilities Company (Holding Co.)          131,711
      2,421  Unicom Corp.                                    93,360
                                                       ------------
                                                          2,660,980
                                                       ------------
TOTAL COMMON STOCKS
  (cost $111,469,440)                                   126,762,021

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
SHORT-TERM INVESTMENTS (9.4%)
$13,297,000  U.S. Treasury Bills, 4.430% and 4.455%,
               July, 1999 and August, 1999 (cost
               $13,238,957)                            $ 13,239,010
                                                       ------------
TOTAL INVESTMENTS (99.8%)
  (cost $124,708,397)                                   140,001,031
CASH AND OTHER ASSETS, LESS LIABILITIES (0.2%)
                                                            293,166
                                                       ------------
NET ASSETS (100.0%)                                    $140,294,197
                                                       ------------
                                                       ------------

Notes:

(a)  Non-income producing security.
At June 30, 1999, net unrealized appreciation of $15,292,634 consisted of gross unrealized appreciation of $17,111,580 and gross unrealized depreciation of $1,818,946 based on cost of $124,708,397 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       11-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
COMMON STOCKS (96.4%)
COMMERCIAL SERVICE/SUPPLY (6.0%)
      647  Abacus Direct Corp. (a)                   $    59,200
    1,246  ABM Industries Inc.                            38,237
      434  Administaff Inc. (a)                            6,944
    1,627  Advo Inc. (a)                                  33,760
      509  AHL Services Inc. (a)                          12,693
      200  Alternative Resources Corp. (a)                 1,400
      648  Amerco Inc. (a)                                14,580
      188  Amplicon Inc.                                   2,632
      312  AnswerThink Consulting Group Inc. (a)           7,878
    1,024  APAC Teleservices Inc. (a)                      3,328
      781  Applied Graphics Technologies (a)               9,860
      100  ASV Inc. (a)                                    2,262
    2,059  Banta Corp.                                    43,239
    1,840  BE Aerospace Inc. (a)                          34,385
    2,712  Billing Concepts Corp. (a)                     30,340
      492  Boron Lepore & Associates Inc. (a)              4,120
    1,150  Building One Services (a)                      15,956
      100  Career Education Corp. (a)                      3,381
      863  CDI Corp. (a)                                  29,396
    1,961  CenterTrust Retail Properties Inc.             23,042
    4,349  Century Business Services (a)                  63,060
    1,136  ChoicePoint Inc. (a)                           76,254
    5,116  CMG Information Services Inc. (a)             583,544
    2,978  Concentric Network Corp. (a)                  118,375
      200  Cornell Corrections Inc. (a)                    3,287
      975  Cort Business Services Corp. (a)               23,339
      699  Crescent Operating Inc. (a)                     4,762
      535  Diamond Tech Partners Inc. (a)                 11,971
    1,829  Dollar Thrifty Automotive (a)                  42,524
    2,426  DoubleClick Inc. (a)                          222,585
      267  Duff & Phelps Credit Rating Co.                17,856
      844  DVI Inc. (a)                                   14,454
    1,324  Dycom Industries Inc. (a)                      74,144
    3,789  e.spire Communications Inc. (a)                40,021
      360  Edutrek International Inc. (a)                  1,710
      603  Electric Lightwave Inc. (a)                     7,839
    1,086  Electro Rent Corp. (a)                         11,674
    1,025  Entertainment Properties Trust                 18,066
    2,910  Equity Inns Inc.                               26,917
      200  Essef Corp. (a)                                 4,050
    1,237  First Consulting Group Inc. (a)                13,143
      829  FYI Inc. (a)                                   26,010
    1,508  Gaylord Entertainment Class A                  45,240
    1,666  Getty Images Inc. (a)                          31,446
      590  Golf Trust of America Inc.                     14,418
      694  Hagler Bailly Inc. (a)                          7,113
      200  Hemispherx Biopharma Inc. (a)                   1,500
    1,501  Integrated Electrical Services (a)             24,204

 SHARES                                                 VALUE
---------                                            -----------
    3,572  Interim Services Inc. (a)                 $    73,672
      977  Interpool Inc.                                 12,701
    1,301  Iron Mountain Inc. (a)                         37,241
      671  ITI Technologies Inc. (a)                      15,181
    1,625  Jacobs Engineering Group Inc. (a)              61,750
    2,278  John H. Harland Co.                            45,418
    2,230  Jones Lang LaSalle Inc. (a)                    66,482
    1,717  Labor Ready Inc. (a)                           55,802
      922  LaSalle Hotel Properties                       14,118
      895  Lason Holdings Inc. (a)                        44,414
      970  Leasing Solutions Inc. (a)                        727
    3,416  Lee Enterprises Incorporated Class B          104,188
    1,324  Lexington Corporate Properties                 15,391
      692  Maximus Inc. (a)                               19,895
      541  McGrath Rentcorp                               10,820
      871  Memberworks Inc. (a)                           25,259
    1,008  Metal Management Inc. (a)                       1,512
    2,167  Metamor Worldwide Inc. (a)                     52,143
    1,928  Metrocall Inc. (a)                              5,302
    3,587  Metromedia Fiber Network (a)                  128,908
    4,048  Metromedia International Group Inc. (a)        30,360
    1,405  Metzler Group Inc. (a)                         38,813
      269  MGC Communications Inc. (a)                     6,994
    1,258  Midas Group Inc.                               35,696
    2,914  Milacron Inc.                                  53,909
    2,522  Morrison Knudsen Corp. (a)                     26,008
    2,473  National Data Corp.                           105,721
      300  National Equipment Services Inc. (a)            3,600
      774  National RV Holdings Inc. (a)                  19,011
      659  NCO Group Inc. (a)                             25,042
      923  New England Business Services Inc.             28,498
    6,407  New Plan Excel Realty Trust Inc.              115,326
    1,301  NFO Worldwide Inc. (a)                         18,214
    1,087  Norrell Corp.                                  20,449
    1,470  NovaCare Employee Services (a)                  4,042
    5,007  Olsten Corp.                                   31,607
      863  On Assignment Inc. (a)                         22,546
      776  Pan Pacific Retail Properties                  15,083
      722  Parkway Properties Inc.                        23,916
      603  Pegasus Communication Corp. (a)                23,781
    2,372  Personnel Group America (a)                    23,720
      572  Pierce Leahy Corp. (a)                         14,121
      312  PLD Telekom Inc. (a)                              975
      858  ProBusiness Services Inc. (a)                  30,781
    1,651  Protection One Inc. (a)                         8,874
    1,759  PS Business Parks Inc.                         42,876
      155  RemedyTemp Inc. (a)                             2,092
    1,302  Rollins Inc.                                   20,751
    3,675  Rollins Truck Leasing Corp.                    40,884
    2,664  Romac International Inc. (a)                   23,643

---------
      12

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    2,264  Safety-Kleen Corp. (a)                    $    41,035
      881  Schawk Inc.                                     7,874
    3,478  Security Capital Group (a)                     50,648
    5,094  Sensormatic Electronics Corp. (a)              70,998
    2,081  Sitel Corp. (a)                                 6,113
    1,832  SL Green Realty Corp.                          37,441
      105  SM&A Corp. (a)                                    801
      599  SOS Staffing Services Inc. (a)                  3,145
    1,133  Staff Leasing Inc. (a)                         14,587
    1,727  Staffmark Inc. (a)                             17,324
      923  Standard Register                              28,382
      540  Stone & Webster Inc.                           14,377
      400  Tanger Factory Outlet Centers Inc.             10,400
    3,496  UniCapital Corp. (a)                           22,068
    1,040  United Payors & United Providers Inc.
             (a)                                          24,115
      960  URS Corp. (a)                                  28,140
      100  US Liquids Incorporated (a)                     2,087
      942  US Restaurant Properties                       20,017
    3,955  Valassis Communications Inc. (a)              144,852
      648  Volt Information Sciences (a)                  14,823
      314  Waste Industries Inc. (a)                       5,613
    1,302  West Teleservices Corp. (a)                    12,206
      119  Western Staff Services Inc. (a)                   699
    1,062  Xtra Corp. (a)                                 48,786
                                                     -----------
                                                       4,180,927
                                                     -----------

CONSUMER DISCRETIONARY (13.2%)
       77  800-JR Cigar Inc. (a)                             953
    1,081  Aaron Rents Inc.                               24,052
    1,080  Ackerley Group Inc.                            19,643
    1,134  Action Performance Co. Inc. (a)                37,422
    2,231  Adelphia Communications Corp. (a)             141,947
    2,604  Adolph Coors Co. Class B                      128,898
      810  Agribrands International Inc. (a)              32,046
      142  Ambassadors International Inc. (a)              2,112
      436  AMC Entertainment Inc. (a)                      8,338
      504  American Classic Voyages Co. (a)               12,096
    1,922  American Eagle Outfitters Inc. (a)             87,451
    1,320  American Italian Pasta Co. (a)                 40,095
    1,359  American Retirement Corp. (a)                  16,987
    1,072  American Skiing Corp. (a)                       4,355
    8,528  American Tower Corp. (a)                      204,672
    1,738  Ames Department Stores Inc. (a)                79,296
      502  Anchor Gaming Inc. (a)                         24,127
    1,521  Ann Taylor Stores Corp. (a)                    68,445
    1,862  Applebees International Inc.                   56,093
   13,807  Aqua Alliance Inc. (a)                         21,573
    2,171  Ascent Entertainment Group Inc. (a)            30,665
      709  At Entertainment Inc. (a)                      13,294
    1,409  Authentic Fitness Corp.                        24,657
    2,029  Avado Brands Inc.                              16,993
 SHARES                                                 VALUE
---------                                            -----------
    3,460  Aztar Corp. (a)                           $    31,789
    2,173  Ball Corp.                                     91,809
    1,747  Bally Total Fitness Holding Corp. (a)          49,571
      973  Bassett Furniture Industries Inc.              22,257
      214  Berlitz International Inc. (a)                  3,932
    1,298  Big Flower Holdings Inc. (a)                   41,374
      445  Blair Corp.                                    11,987
    3,035  Bob Evans Farms Inc.                           60,321
      962  Boise Cascade Office Products Inc. (a)         11,303
      300  Bombay Company Inc. (a)                         2,306
      974  Borg-Warner Security Corp. (a)                 19,784
    2,811  Bowne & Co. Inc.                               36,543
    2,806  Boyd Gaming Corp. (a)                          19,642
      100  Brooke Group Ltd. (a)                           2,337
    1,304  Brown Shoe Company Inc.                        28,362
      539  Buckle Inc. (a)                                15,496
    1,983  Budget Group Inc. (a)                          24,416
    3,252  Buffets Inc. (a)                               37,398
    1,410  Burlington Coat Factory                        27,231
      757  Bush Industries Inc.                           12,585
      688  Caribiner International Inc. (a)                4,257
      542  Carmike Cinemas Inc. (a)                        8,638
      669  Carriage Services Inc. (a)                     12,544
      498  Casella Waste Systems Inc. (a)                 12,948
    3,902  Caseys General Stores Inc.                     58,530
    1,944  Cash America International Inc.                25,029
    1,356  Catalina Marketing Corp. (a)                  124,752
    1,130  Cato Corp.                                     13,136
    1,408  CDnow Inc. (a)                                 24,816
    1,329  CEC Entertainment Inc. (a)                     56,150
    2,058  Central Garden & Pet Co. (a)                   21,094
      858  Central Parking Corp.                          29,386
      773  Championship Auto Racing (a)                   23,142
    7,363  Charming Shoppes Inc. (a)                      44,869
    2,828  Checkfree Holdings Corp. (a)                   77,947
    1,195  Cheesecake Factory Inc. (a)                    36,447
      929  Children's Place Retail Stores Inc. (a)        37,624
    2,865  Chiquita Brands International Inc.             25,785
    2,722  Choice Hotels International Inc. (a)           53,759
      588  Churchill Downs Inc.                           20,286
    3,034  Claire's Stores Inc.                           77,746
      473  Coinmach Laundry Corp. (a)                      6,001
      784  Coldwater Creek Inc. (a)                       15,288
      200  Cole National Corp. (a)                         1,587
      855  Coleman Inc. (a)                                8,016
      434  Columbia Sportswear Co. (a)                     6,673
      939  Consolidated Graphics Inc. (a)                 46,950
    1,519  Consolidated Products Inc. (a)                 27,342
    1,407  Copart Inc. (a)                                29,899
    7,750  Corporate Express Inc. (a)                     54,250
      951  Cost Plus Inc. (a)                             43,270
      601  Cox Radio Inc. (a)                             32,604

                                                                       13-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      689  CPI Corp.                                 $    22,737
    1,415  CSK Auto Corp. (a)                             38,205
      511  CSS Industries Inc. (a)                        14,372
      700  Cylink Corp. (a)                                2,625
      864  Daisytek International Corp. (a)               14,094
    1,684  Dan River Inc. (a)                             12,419
    1,004  Dave & Busters Inc. (a)                        29,116
      138  Day Runner Inc. (a)                             1,708
      300  Del Monte Foods Co. (a)                         5,025
      217  Delia's Inc. (a)                                2,929
    1,303  Department 56 Inc. (a)                         35,018
    4,443  Devry Inc. (a)                                 99,412
      649  Discount Auto Parts Inc. (a)                   15,657
    1,175  Donna Karan International Inc. (a)             11,677
      699  Dover Downs Entertainment Inc.                 12,364
    1,195  Dress Barn Inc. (a)                            19,120
    1,273  Duane Reade Inc. (a)                           38,986
    1,303  Education Management Corp. (a)                 27,037
      911  Elder Beerman Stores Corp. (a)                  6,662
      866  Emmis Broadcasting Corp. (a)                   42,759
    1,191  Enesco Group Inc.                              27,542
    5,364  Extended Stay America Inc. (a)                 64,368
      100  Factory 2-U Inc. (a)                            1,850
    3,354  Fairfield Communities Inc. (a)                 54,083
    1,664  Family Golf Centers Inc. (a)                   12,792
    2,378  Fedders USA Inc.                               15,903
    3,447  Federal Signal Corp.                           73,033
    1,298  Finish Line Inc. Class A (a)                   14,602
      414  Finlay Enterprises Inc. (a)                     5,537
    2,142  Florida Panthers Holdings Inc. (a)             22,893
    2,709  Foodmaker Inc. (a)                             76,868
    1,751  Footstar Inc. (a)                              65,115
      649  Fossil Inc. (a)                                31,395
    1,517  Franklin Covey Co. (a)                         11,188
      522  Fred's Inc. Class A                             8,156
      352  French Fragrances Inc. (a)                      2,574
       80  Friedmans Inc.                                    695
    1,409  G&K Services Inc.                              73,796
      400  Gadzooks Inc. (a)                               6,400
      400  Garden Ridge Corp. (a)                          1,900
      432  GC Companies Inc. (a)                          15,444
    2,496  Gencorp Inc.                                   63,024
    1,940  Genesco Inc. (a)                               28,251
      701  Genesis Direct Inc. (a)                         1,314
      200  Gibson Greetings Inc. (a)                       1,269
    1,728  Global Industrial Tech. Inc. (a)               20,844
    1,326  Goody's Family Clothing Inc. (a)               15,166
      200  Grand Union Co. (a)                             2,162
      422  Gray Communications Systems Inc.                8,440
    1,300  Great Atlantic & Pacific Tea Company
             Inc.                                         43,956
       33  Grey Advertising Inc.                          10,989
    1,061  Group 1 Automotive Inc. (a)                    22,414
 SHARES                                                 VALUE
---------                                            -----------
      582  Guess Inc. (a)                            $     8,039
    1,397  Guilford Mills Inc.                            14,494
    1,298  Guitar Center Inc. (a)                         13,548
    1,839  Gymboree Corp. (a)                             19,309
    2,971  Ha-Lo Industries Inc. (a)                      29,339
      392  Hancock Fabrics Inc.                            1,715
    2,481  Handleman Co. (a)                              29,307
    8,888  Hanover Direct Inc. (a)                        24,997
      537  Hartmarx Corp. (a)                              2,249
      634  Haverty Furniture Companies Inc.               22,309
    4,443  Heilig Meyers Co.                              30,268
      869  Herbalife International Inc.                    9,505
      200  Hines Horticulture Inc. (a)                     2,000
    2,984  Hollinger International Inc.                   35,435
    2,279  Hollywood Entertainment Corp. (a)              44,583
    1,410  Hollywood Park Inc. (a)                        23,970
    1,400  Homestead Village Inc. (a)                      3,412
    1,112  Horizon Offshore Inc. (a)                       8,618
    2,165  Host Marriott Services Corp. (a)               17,591
    1,696  Houghton Mifflin Co.                           79,818
    3,425  ICG Communications Inc. (a)                    73,209
    1,273  IDT Corp. (a)                                  28,324
    1,407  IHOP Corp. (a)                                 33,856
    2,487  Innkeepers USA Trust                           24,870
    1,504  Insight Enterprises Inc. (a)                   37,224
    1,368  International Speedway Corp.                   64,980
    1,195  ITT Educational Services Inc. (a)              31,145
    1,194  Jo Ann Stores Inc. (a)                         17,910
    3,795  John Wiley & Sons Inc. Class A                 66,887
    2,701  Jostens Inc.                                   56,890
      836  Journal Register Co. (a)                       18,810
    1,939  Just For Feet Inc. (a)                         12,482
    1,196  Justin Industries Inc.                         16,669
      165  K2 Inc.                                         1,475
    1,629  Kellwood Co.                                   44,187
      542  Kenneth Cole Productions Inc. (a)              15,108
    4,000  La-Z-Boy Inc.                                  92,000
    1,941  Landry's Seafood Restaurants Inc. (a)          15,528
    1,080  Lands' End Inc. (a)                            52,380
      863  Learning Tree International (a)                 9,439
    1,193  Libbey Inc.                                    34,597
    2,757  Linens 'N Things Inc. (a)                     120,619
      100  Lithia Motors Inc. (a)                          2,050
      500  Lo-Jack Corp. (a)                               4,187
    2,291  Lodgian Inc. (a)                               15,035
    2,805  Lone Star Steakhouse & Saloon Inc. (a)         27,261
    2,176  Longs Drug Stores Inc.                         75,208
      100  LSI Industries Inc. (a)                         2,412
    1,628  Luby's Cafeterias Inc.                         24,420
    2,939  Mail-Well Inc. (a)                             47,575
    1,730  Marcus Corp.                                   21,301
      746  Marvel Entertainment Group Inc. (a)             5,502

---------
      14

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    1,044  Maxim Group Inc. (a)                      $     9,070
    1,650  McClatchy Newspapers Inc.                      54,656
       21  Media Arts Group Inc. (a)                          92
    1,747  Media General Inc.                             89,097
    1,853  Men's Wearhouse Inc. (a)                       47,251
      979  Merrill Corp.                                  14,195
      541  Metro Networks Inc. (a)                        28,876
    1,839  Michaels Stores Inc. (a)                       56,319
    2,605  Micro Warehouse Inc. (a)                       46,564
    2,237  Midway Games Inc. (a)                          28,941
      650  Mikasa Inc.                                     7,353
    2,772  Musicland Stores Corp. (a)                     24,602
    2,491  Nautica Enterprises Inc. (a)                   42,036
      600  North Face Inc. (a)                             5,925
      653  NPC International Inc. (a)                     10,040
    1,192  O'Sullivan Industries Holdings Inc. (a)        20,264
    2,315  Oakley Inc. (a)                                16,494
      757  On Command Corp. (a)                           13,342
    1,080  Oneida Ltd.                                    30,375
      265  ONSALE Inc. (a)                                 5,018
      870  Oshkosh B'Gosh Inc.                            18,379
      436  Oxford Industries Inc.                         12,344
    2,300  Pacific Sunwear of California Inc. (a)         56,062
       39  Panavision Inc. (a)                               263
    1,569  Papa Johns International Inc. (a)              70,115
      563  Party City Corp. (a)                            2,146
    1,405  Paxson Communications Corp. (a)                18,967
      433  Penske Motorsports Inc. (a)                    21,488
    1,521  Petco Animal Supplies Inc. (a)                 23,956
    8,683  Petsmart Inc. (a)                              89,001
    1,831  Phillips Van Heusen Corp.                      18,081
      541  Pillowtex Corp.                                 8,825
    1,318  Pinnacle Systems Inc. (a)                      44,318
       66  PJ America Inc. (a)                             1,398
      195  Planet Hollywood International Inc. (a)           134
    1,298  Plantronics Inc. (a)                           84,532
    1,411  Playboy Enterprises Inc. Class B (a)           37,480
    1,485  Pre-Paid Legal Services Inc. (a)               40,373
    4,658  Premier Parks Inc. (a)                        171,181
      953  Preview Travel Inc. (a)                        20,906
    3,894  Prime Hospitality Corp. (a)                    46,728
      598  Quaker Fabric Corp. (a)                         2,504
    1,567  Quiksilver Inc. (a)                            40,840
      700  Rainforest Cafe Inc. (a)                        3,544
    1,954  Red Roof Inns Inc. (a)                         35,050
    1,954  Regis Corp.                                    37,492
    1,218  Rent Way Inc. (a)                              29,993
    1,188  Rent-A-Center Inc. (a)                         28,512
    1,798  Rental Service Corp. (a)                       51,468
    2,165  Ruby Tuesday Inc.                              41,135
      760  Russ Berrie & Company Inc.                     18,810
    2,128  Russell Corp.                                  41,496
 SHARES                                                 VALUE
---------                                            -----------
    2,925  Ryan's Family Steak Houses Inc. (a)       $    34,003
      100  Saga Communications (a)                         1,862
      391  Samsonite Corp. (a)                             1,955
      976  Sbarro Inc. (a)                                26,413
      975  Scholastic Corp. (a)                           49,359
      756  Scientific Games Holdings Corp. (a)            14,742
      474  Sequa Corporation Class A (a)                  33,180
    2,022  SFX Entertainment Inc. (a)                    134,589
    1,945  Shopko Stores Inc. (a)                         70,506
       23  Silverleaf Resorts Inc. (a)                       148
      200  Sodak Gaming Inc. (a)                           1,875
    1,409  Sonic Corp. (a)                                45,969
      871  Speedway Motorsports Inc. (a)                  34,241
    2,062  Spiegel Inc. (a)                               18,300
      882  Sports Authority Inc. (a)                       3,914
      826  Springs Industries Inc. Class A                36,034
    1,195  St. John Knits Inc.                            34,954
      800  Stage Stores Inc. (a)                           5,200
    1,520  Station Casinos Inc. (a)                       30,970
    2,187  Stein Mart Inc. (a)                            20,503
      638  Steinway Musical Instruments Inc. (a)          16,907
      524  Strayer Education Inc.                         16,080
    3,566  Stride Rite Corp.                              36,774
    1,511  Sturm Ruger & Company Inc.                     16,149
      200  Suburban Lodges America Inc. (a)                1,287
    3,198  Sunglass Hut International Inc. (a)            54,966
    2,166  Sunterra Corp. (a)                             30,189
    2,056  Superior Services Inc. (a)                     54,869
    2,835  Sylvan Learning Systems Inc. (a)               77,077
      200  Syms Corp. (a)                                  1,625
    1,293  Systemax Inc. (a)                              16,001
      866  Talbots Inc.                                   33,016
    1,376  Tecumseh Products Co.                          83,334
      592  Thermolase Corp. (a)                              777
      329  Timberland Co. (a)                             22,393
    1,086  TMP Worldwide Inc. (a)                         68,961
      974  Toro Co.                                       38,351
    1,796  Trans World Entertainment Corp. (a)            20,205
      400  Travel Services International Inc. (a)          4,800
      286  Trendwest Resorts Inc. (a)                      6,381
    1,087  Triarc Company Inc. (a)                        23,099
      650  Unifirst Corp.                                 11,944
    1,296  United Auto Group Inc. (a)                     13,284
      327  United Natural Foods Inc. (a)                   8,093
    2,211  United Rentals Inc. (a)                        65,225
    2,713  United Stationers Inc. (a)                     59,686
      335  United Television Inc.                         35,133
      756  Urban Outfitters Inc. (a)                      18,994
      602  USA Floral Products Inc. (a)                    4,553
    1,953  Vail Resorts Inc. (a)                          34,177
      968  Value City Department Stores Inc. (a)          11,858
    1,520  Veterinary Centers of America Inc. (a)         20,615

                                                                       15-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      542  Vistana Inc. (a)                          $     8,536
    2,023  Vlasic Foods International Inc. (a)            14,793
      676  Wackenhut Corp.                                20,111
      758  Wackenhut Corrections Corp. (a)                15,018
    3,055  Walter Industries Inc. (a)                     39,524
      979  WD-40 Co.                                      24,475
      654  West Marine Inc. (a)                            9,524
    1,520  Westwood One Inc. (a)                          54,245
      761  Wet Seal Inc. (a)                              21,784
      400  Wilmar Industries Inc. (a)                      5,200
    1,627  Windmere Durable Holdings Inc. (a)             27,456
    3,114  Wolverine World Wide Inc.                      43,596
    2,921  World Color Press Inc. (a)                     80,327
      653  Young Broadcasting Inc. (a)                    27,793
    2,605  Zale Corp. (a)                                104,200
                                                     -----------
                                                       9,147,482
                                                     -----------

CONSUMER STAPLES (1.9%)
   10,601  7-Eleven Inc. (a)                              23,521
      622  99 Cents Only Stores (a)                       31,061
    3,366  Advantica Restaurant Group Inc. (a)            11,571
    1,324  Beringer Wine Estates Holdings Inc. (a)        55,318
    1,058  Block Drug Inc.                                44,105
      782  Boston Beer Company Inc. (a)                    6,305
      435  Bush Boake Allen Inc. (a)                      12,724
    1,190  Canandaigua Brands Inc. (a)                    62,401
    1,304  Church & Dwight Inc.                           56,724
      213  Coca-Cola Bottling Co. Consolidated            11,928
    2,754  Corn Products International Inc.               83,825
    3,455  Dimon Inc.                                     17,923
    1,621  Dreyers Grand Ice Cream Inc.                   24,518
    3,246  Earthgrains Co.                                83,787
       83  Farmer Brothers Co.                            16,600
    2,920  Fleming Companies Inc.                         33,945
      454  General Cigar Holdings Inc. (a)                 3,547
      986  Hain Food Group Inc. (a)                       20,336
    3,017  Homebase Inc. (a)                              19,045
    1,338  Imperial Sugar Co.                              9,282
      653  Ingles Markets Inc.                             9,958
    1,298  International Multifoods Co.                   29,286
    1,950  JM Smucker Co.                                 43,387
    1,610  Lance Inc.                                     25,156
      974  Michael Food Inc.                              22,889
    1,082  Natures Sunshine Products Inc.                 11,361
      558  Omega Protein Corp. (a)                         2,929
      977  Performance Food Group Co. (a)                 26,562
      323  Pilgrims Pride Corp.                            9,690
    2,487  Playtex Products Inc. (a)                      38,704
    2,378  Ralcorp Holdings Inc. (a)                      38,197
    3,674  Richfood Holdings Inc.                         64,754
      542  Riviana Foods Inc.                             10,162
 SHARES                                                 VALUE
---------                                            -----------
      544  Robert Mondavi Corp. (a)                  $    19,788
    2,056  Ruddick Corp.                                  41,120
      100  Sanderson Farms Inc.                            1,425
    1,081  Schweitzer-Mauduit International               16,215
       16  Seaboard Corp.                                  5,440
      756  Smart & Final Inc.                              7,938
    2,712  Smithfield Foods Inc. (a)                      90,682
      584  TCBY Enterprises Inc.                           3,540
    2,420  Universal Corp.                                68,819
    3,917  Universal Foods Corp.                          82,747
      652  Valhi Corp.                                     7,253
      469  Weider Nutrition International Inc.             1,935
      815  Wild Oats Markets Inc. (a)                     24,730
    1,227  Zapata Corp. (a)                               10,429
                                                     -----------
                                                       1,343,562
                                                     -----------

DURABLE PRODUCTS (4.3%)
      400  Advanced Lighting Technology Inc. (a)           3,600
       60  Allied Products Corp.                             172
    1,189  Alpine Group Inc. (a)                          19,098
      300  American Homestar Corp. (a)                     2,062
    2,963  Applied Power Inc. Class A                     80,927
      702  Aviation Sales Co. (a)                         27,729
    2,535  Baldor Electric Co.                            50,383
    1,792  Blount International Inc. Class A              48,720
    3,187  Champion Enterprises Inc. (a)                  59,358
    1,242  Chart Industries Inc.                           9,781
      775  Citation Corp. (a)                             12,448
      866  Columbus McKinnon Corp.                        20,784
    1,193  Cuno Inc. (a)                                  22,816
      328  Curtiss-Wright Corp.                           12,751
      649  Detroit Diesel Corp.                           15,982
    2,815  Donaldson Inc.                                 68,967
    3,075  DR Horton Inc.                                 51,122
      300  DT Industries Inc.                              2,756
      300  Ducommun Inc. (a)                               3,581
    2,917  Flowserve Corporation                          55,241
      975  Gardner Denver Inc. (a)                        15,722
    5,216  Gentex Corp. (a)                              146,048
      348  Gleason Corp.                                   5,851
    1,055  Graco Inc.                                     30,991
    2,374  Griffon Corporation (a)                        18,547
    1,301  Harman International Industries Inc.           57,244
      409  Heico Corp.                                    10,174
      761  Holophane Corp. (a)                            29,013
    3,847  Hussman International Inc.                     63,716
    2,169  Idex Corp.                                     71,306
    3,134  JLG Industries Inc.                            63,855
      307  JLK Direct Distribution Inc. (a)                2,859
    3,675  Kaufman & Broad Home Corp.                     91,416
    1,151  Keystone Automotive Industries Inc. (a)        19,999

---------
      16

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    2,604  Kimball International Inc. Class B        $    43,942
      978  Knoll Inc. (a)                                 26,039
    1,734  Kulicke & Soffa Industries Inc. (a)            46,493
    2,833  Lam Research Corp. (a)                        132,266
      816  Lindsay Manufacturing Co.                      14,331
      539  LS Starrett Co. Class A                        14,486
      410  Lufkin Industries Inc.                          8,200
    1,899  Manitowoc Inc.                                 79,046
    1,191  Matthews International Corp.                   35,283
    1,620  MDC Holdings Inc.                              34,830
    2,940  Mettler Toledo International Inc. (a)          72,949
      491  Moog Inc. (a)                                  16,878
      640  Movado Group Inc.                              16,560
      490  National Presto Industries Inc.                18,742
    1,081  Nordson Corp.                                  66,211
      654  NVR Inc. (a)                                   34,131
    1,190  O'Reilly Automotive Inc. (a)                   59,946
    3,569  Oakwood Homes Corp.                            46,843
    1,295  OEA Inc. (a)                                   11,493
      300  Omniquip International Inc.                     2,362
    1,459  Palm Harbor Homes Inc. (a)                     36,566
      427  Parkervision Inc. (a)                          14,945
    1,782  Precision Castparts Corp.                      75,735
    2,059  Presstek Inc. (a)                              14,864
    1,798  Pulte Corp.                                    41,466
    1,520  Regal Beloit Corp.                             35,910
      545  Robbins & Myers Inc.                           12,160
    2,274  Roper Industries Inc.                          72,768
    1,085  Ryland Group Inc.                              32,211
      758  Sauer Inc.                                      8,148
      761  Scotsman Industries Inc.                       16,409
    1,304  Scott Technologies Inc. (a)                    25,102
      866  Specialty Equipment Companies Inc. (a)         25,493
    2,278  SPX Corp. (a)                                 190,213
    1,944  Standard Pacific Corp.                         25,150
    2,060  Stewart & Stevenson Services Inc.              31,415
      652  Tennant Co.                                    20,864
    1,286  Terex Corp. (a)                                39,143
      830  The Kroll-O'Gara Company (a)                   18,312
      956  Thermo Fibertek Inc. (a)                        6,811
    1,296  Titan International Inc.                       15,390
    1,738  Toll Brothers Inc. (a)                         37,258
      798  Tristar Aerospace Co. (a)                       6,583
      868  Triumph Group Inc. (a)                         22,134
    5,180  Unisource Worldwide Inc.                       62,484
      976  US Home Corp. (a)                              34,648
    1,212  Varlen Corp.                                   49,086
      403  Virco Manufacturing Corp.                       6,498
                                                     -----------
                                                       2,953,816
                                                     -----------
 SHARES                                                 VALUE
---------                                            -----------

FINANCIAL SERVICES (20.2%)
    1,800  Aames Financial Corp. (a)                 $     2,362
      866  Acceptance Insurance Companies Inc. (a)        13,044
    1,729  Advanta Corp.                                  31,230
      571  Advest Group Inc.                              11,384
    1,738  Affiliated Managers Group Inc. (a)             52,466
      538  Alabama National Bancorp                       13,450
      269  Alexander's Inc. (a)                           19,872
      761  Alexandria Real Estate                         23,781
    1,843  Alfa Corp.                                     36,860
      300  Allied Capital Corp. (a)                        7,200
    2,131  Amcore Financial Inc.                          49,146
      545  American Annuity Group Inc.                    13,216
    1,732  American Health Properties Inc.                34,856
    1,193  American Heritage Life Investment Corp.        29,228
      200  American Industrial Properties (a)              2,825
      448  American Medical Security Group Inc.            3,864
    4,761  AmeriCredit Corp. (a)                          76,176
    1,357  AmeriTrade Holding Corp. (a)                  143,842
    1,087  Amerus Life Holdings Inc.                      29,349
      978  AMLI Residential Properties                    21,883
    1,303  Anchor Bancorp of Wisconsin Inc.               23,210
      100  Anchor Financial Corp. (a)                      3,325
      437  Andover Bancorp Inc.                           13,711
    1,096  Anthracite Capital Inc.                         7,192
    3,025  Arcadia Financial Ltd. (a)                     23,444
      760  Area Bancshares Corp.                          20,615
    1,300  Argonaut Group Inc.                            31,200
    1,826  ARM Financial Group Inc.                       15,521
    1,304  Arthur J. Gallagher & Co.                      64,548
    1,361  Associated Estates Realty Corp.                16,077
      867  Baldwin & Lyons Inc. Class B                   20,537
      327  BancFirst Corp.                                11,200
      567  Bancfirst Ohio Corp.                           13,962
      100  Banco Santander Puerto Rico (a)                 1,806
    4,213  BancorpSouth Inc.                              76,361
    1,411  Banctec Inc. (a)                               25,310
    1,603  BancWest Corp.                                 59,511
      841  Bank of Granite Corp.                          20,710
    1,300  Bank Plus Corp. (a)                             6,987
    2,815  BankAtlantic Bancorp Inc.                      22,872
    1,676  Banknorth Group Inc.                           55,308
      733  BankUnited Financial Corp. Class A (a)          7,055
    1,410  Bay View Capital Corp.                         28,905
    1,626  Bedford Property Investors                     29,065
    2,810  Berkshire Realty Co. Inc.                      32,491
      774  BOK Financial Corp. (a)                        19,543
    1,255  Boykin Lodging Co.                             19,296
    1,738  Bradley Real Estate Inc.                       36,063
    2,588  Brandywine Realty Trust                        51,275
    3,354  BRE Properties Inc.                            86,994
    1,002  Brenton Banks Inc.                             15,531

                                                                       17-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    1,007  Brookline Bancorp Inc.                    $    11,643
      761  Brown & Brown Inc.                             28,918
      540  BSB Bancorp Inc.                               14,580
      974  BT Financial Corp.                             23,893
    2,483  Burham Pacific Property Inc.                   30,572
    1,427  Cabot Industrial Trust                         30,324
    3,434  Camden Property Trust                          95,294
    1,382  Capital Automotive REIT                        18,311
      271  Capital City Bank Group Inc.                    6,775
    1,627  Capital Re Corp.                               26,134
      249  Capitol Transamerica Corp.                      3,299
    4,553  Capstead Mortgage Corp. (a)                    24,757
    1,623  Carolina First Corp.                           39,561
      975  Castle & Cooke Inc. (a)                        17,184
      580  Cathay Bancorp Inc.                            24,650
      978  CB Richard Ellis Services Inc. (a)             24,328
    1,733  CBL & Associates Properties                    45,708
    1,736  CCC Information Services Group (a)             22,351
    1,260  Centennial Bancorp (a)                         17,404
    1,516  Centerpoint Properties Trust                   55,523
      639  Century South Banks Inc.                       14,377
      200  CFS Bancorp Inc. (a)                            2,187
      716  CFSB Bancorp Inc.                              17,631
    1,348  Charles E. Smith Residential                   45,748
    1,587  Charter Municipal Mortgage Acceptance
             Co.                                          20,333
       79  Chartwell Re Corp.                              1,471
    1,565  Chateau Communities Inc.                       46,852
    1,189  Chelsea GCA Realty Inc.                        44,142
    1,002  Chemical Financial Corp.                       34,882
    1,055  Chicago Title Corp.                            37,650
    2,116  Chittenden Corp.                               66,125
    1,838  Citizens Banking Corp.                         55,255
    1,224  City Holding Co.                               35,496
    1,195  CNA Surety Corp. (a)                           18,298
    2,231  CNB Bancshares Inc.                           127,167
    1,949  Colonial Properties Trust                      55,059
      600  Columbia Banking Systems Inc. (a)               9,225
    1,994  Commerce Bancorp Inc.                          85,244
    1,954  Commerce Group Inc.                            47,629
    4,538  Commercial Federal Corp.                      105,225
    2,372  Commercial Net Lease Realty                    30,539
      977  Commonwealth Bancorp Inc.                      17,525
      542  Community Bank System Inc.                     13,753
    3,462  Community First Bankshare Inc.                 82,655
      823  Community Trust Bancorp Inc.                   19,238
    1,008  Conning Corp.                                  16,380
    1,047  Contifinancial Corp. (a)                        3,730
    3,018  Cornerstone Realty Income Trust Inc.           32,443
      546  Corus Bankshares Inc.                          17,370
    1,846  Cousins Properties Inc.                        62,418
      100  CPB Inc.                                        2,650
 SHARES                                                 VALUE
---------                                            -----------
    2,808  Crawford & Co. Class B                    $    45,630
    1,828  Credit Acceptance Corp. (a)                    10,968
    3,000  CRIIMI MAE Inc. (a)                             6,750
    1,711  Crown American Realty                          12,512
    3,908  Cullen Frost Bankers Inc.                     107,714
      811  CVB Financial Corp.                            21,086
      972  Dain Rauscher Corp.                            52,609
    1,075  Delphi Financial Group Inc. (a)                38,566
      200  Delta Financial Corp. (a)                       1,275
    4,665  Developers Diversified Realty Corp.            77,556
      975  Dime Community Bancshares                      22,669
    2,278  Doral Financial Corp.                          39,295
    1,552  Downey Financial                               34,047
    2,600  Dynex Capital Inc. (a)                          5,200
   14,672  E Trade Group Inc. (a)                        585,963
      200  East West Bancorp Inc. (a)                      2,012
    1,193  Eastgroup Properties                           23,935
    2,166  Eaton Vance Corp.                              74,592
    1,819  Enhance Financial Services Group Inc.          35,925
    1,084  Essex Property Trust Inc.                      38,346
      976  Everen Capital Corp.                           29,097
      974  EW Blanch Holdings Inc.                        66,415
      761  Executive Risk Inc.                            64,733
      654  F&M Bancorp                                    21,950
    1,129  F&M Bancorporation Inc.                        42,620
    1,629  F&M National Corp.                             54,062
      759  Fair Isaac & Co. Inc.                          26,612
      451  Farmers Capital Bank Corp.                     16,010
    2,380  FBL Financial Group Inc.                       46,410
      100  FCNB Corp. (a)                                  2,187
      211  Federal Agriculture Mortgage Corp. (a)         14,480
    3,029  Federal Realty Investment Trust                69,478
    4,767  Felcor Lodging Trust Inc.                      98,915
    1,948  Fidelity National Financial Inc.               40,908
      653  Financial Federal Corp. (a)                    14,366
    3,941  First American Financial Corp.                 70,445
    1,737  First Bancorp                                  39,191
    1,256  First Charter Corp.                            31,086
      416  First Citizens Bancshares Inc.                 33,592
      869  First Commerce Bancshares Inc.                 20,693
    2,277  First Commonwealth Financial Corp.             54,363
    1,191  First Federal Capital Corp.                    17,567
    2,130  First Financial Bancorp                        48,191
      697  First Financial Bankshares Inc.                22,130
      436  First Financial Corp. Indiana                  16,486
      977  First Financial Holdings Inc.                  18,319
      713  First Indiana Corp.                            15,240
    2,818  First Industrial Realty Trust Inc.             77,319
      874  First Liberty Financial Corp.                  27,422
      733  First Merchants Corp.                          17,409
    1,851  First Midwest Bancorp Inc.                     73,577
      754  First Republic Bank (a)                        21,819

---------
      18

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    3,220  First Sentinel Bancorp Inc.               $    28,578
    1,106  First Sierra Financial Inc. (a)                27,650
      846  First Source Corporation                       27,072
    1,580  First Union Real Estate Equity &
             Mortgage Investments                          7,110
    1,623  First United Bancshares Inc.                   30,228
      908  First Washington Bancorp Inc.                  18,217
      864  First Western Bancorp Inc.                     28,944
      348  Firstcity Financial Corp. (a)                   1,914
    1,513  Firstfed Financial Corp. (a)                   29,125
      431  Flagstar Bancorp Inc.                          10,883
    1,389  FNB Corp.                                      37,503
    1,234  Foremost Corp. of America                      27,148
      759  FPIC Insurance Group Inc. (a)                  36,811
    4,120  Franchise Finance Corp. of America             90,640
      790  Franchise Mortgage Acceptance Co. (a)           6,912
      962  Freedom Securities Corp.                       16,474
    1,829  Friedman Billings Ramsey Group Inc. (a)        21,719
    1,097  Frontier Financial Corp.                       26,876
    2,379  Frontier Insurance Group Inc.                  36,577
    1,985  Gables Residential Trust                       47,888
      978  GBC Bancorp                                    19,804
    2,824  General Growth Properties Inc.                100,252
      545  Getty Realty Corp.                              7,834
      100  Glacier Bancorp Inc. (a)                        2,337
    2,482  Glenborough Realty Trust Inc.                  43,435
    1,736  Glimcher Realty Trust                          28,210
      359  Gold Banc Corporation Inc.                      4,712
    1,135  Grand Premier Financial Inc.                   14,046
    1,195  Great Lakes REIT Inc.                          19,419
      100  Great Southern Bancorp Inc. (a)                 2,662
      766  Greater Bay Bancorp                            25,469
      400  Grubb & Ellis Co. (a)                           2,000
      653  Guarantee Life Companies Inc.                  16,407
    1,300  Hambrecht & Quist Group Inc. (a)               48,262
      545  Hamilton Bancorp Inc. (a)                      13,080
      654  Hancock Holding Co.                            29,348
    1,063  Harbor Florida Bancshares Inc.                 13,022
      865  Harleysville Group Inc.                        17,732
      593  Harleysville National Corp.                    21,200
      647  Harris Financial Inc.                           6,996
      380  Haven Bancorp Inc.                              6,080
    2,921  HCC Insurance Holdings Inc.                    66,270
    2,105  Health Care REIT Inc.                          48,941
      871  HealthCare Financial Partners Inc. (a)         29,832
    2,278  Healthcare Property Investors Inc.             65,777
    3,094  Healthcare Realty Trust Inc.                   64,974
      100  Highlands Insurance Group Inc. (a)              1,050
      870  Hilb Rogal & Hamilton Co.                      19,466
    1,304  Home Properties of New York Inc.               36,023
    2,679  Hospitality Properties Trust                   72,668
    2,116  HSB Group Inc.                                 87,153
 SHARES                                                 VALUE
---------                                            -----------
    2,957  Hudson United Bancorp                     $    90,558
    1,300  IMPAC Mortgage Holdings Inc.                    6,581
    2,741  Imperial Bancorp (a)                           54,306
    2,557  Imperial Credit Commercial Mortgage
             Investment Corp.                             27,648
    2,173  Imperial Credit Industries Inc. (a)            15,415
    5,679  Independence Community Bank                    76,666
      869  Independent Bank Corp.                         13,687
    1,223  Insignia Financial Group Inc. (a)              12,841
    1,010  International Bancshares Corp.                 42,736
    1,026  Interwest Savings Bank                         25,650
    1,496  Investment Technology Group
             Incorporated (a)                             48,433
      977  Investors Financial Services Corp.             39,080
    2,479  IRT Property Co.                               24,480
      867  Irwin Financial Corp.                          16,906
    2,440  JDN Realty Corp.                               54,595
      611  Jeffbanks Inc.                                 17,375
    1,147  Jefferies Group Incorporated (a)               34,410
      289  Jefferson Savings Bancorp Inc.                  4,010
      435  John Nuveen Co. Class A                        18,569
      975  JP Realty Inc.                                 20,048
      544  JSB Financial Inc.                             27,676
      548  Kansas City Life Insurance Co.                 23,564
    2,022  Kilroy Realty Corp.                            49,160
    1,952  Koger Equity Inc.                              35,990
    1,107  LandAmerica Financial Group Inc.               31,826
    1,123  Laser Mortgage Management Inc.                  3,860
      813  Liberty Corp.                                  44,308
    1,517  Life USA Holdings Inc.                         30,719
    1,948  LNR Property Corp.                             41,638
    1,582  Local Financial Corp. (a)                      15,820
    1,520  Long Beach Financial Corp. (a)                 22,325
    2,157  LTC Properties Inc.                            28,041
    2,276  Macerich Co.                                   59,745
    1,839  MAF Bancorp Inc.                               44,596
      438  Mahoning National Bancorp Inc.                 19,162
    1,624  Manufactured Home Communities Inc.             42,224
      287  Markel Corp. (a)                               53,669
      100  Mason Dixon Bancshares Inc. (a)                 4,794
      200  Meadowbrook Insurance Group                     2,725
      798  Medallion Financial Corp.                      15,212
    1,734  Medical Assurance Inc. (a)                     49,527
      543  Merchants New York Bancorp Inc.                18,190
    3,530  Meristar Hospitality Corporation Inc.          79,204
      406  Meta Group Inc. (a)                             6,242
    2,868  Metris Companies Inc.                         116,871
      979  MGI Properties                                 27,657
      227  Michigan Financial Corp.                        7,349
    1,408  Mid-America Apartment Communities Inc.         32,560
      555  Mid-America Bancorp                            13,667
      284  Midland Co.                                     7,207

                                                                       19-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    1,120  Mills Corp.                               $    24,290
      436  Mississippi Valley Bancshares Inc.             14,442
    1,193  MMI Companies Inc.                             20,132
    1,955  Morgan Keegan Inc.                             37,023
    1,142  National Bancorp of Alaska Inc.                30,263
       29  National City Bancorporation (a)                  605
    1,222  National City Bancshares Inc.                  39,028
      972  National Golf Properties Inc.                  23,632
    1,628  National Health Investors Inc.                 37,139
    1,297  National Penn Bancshares Inc.                  30,520
      124  National Western Life Insurance Co. (a)        11,935
    3,349  Nationwide Health Properties Inc.              63,840
      897  NBT Bancorp Inc.                               18,388
    1,235  Northwest Bancorp Inc.                         12,350
    5,150  Nova Corp. (Georgia) (a)                      128,750
       21  Nymagic Inc.                                      328
      869  Ocean Financial Corp.                          15,751
      800  Ocwen Asset Investment Corp. (a)                3,600
    3,261  Old National Bancorp                           98,034
      701  Omega Financial Corp.                          24,360
    1,514  Omega Healthcare Investors Inc.                39,080
    2,597  One Valley Bancorp Inc.                        97,387
      784  Oriental Financial Group Inc.                  18,914
    5,859  Oxford Health Plans Inc. (a)                   91,181
    1,839  Pacific Capital Bancorp                        57,928
    1,300  Pacific Gulf Properties Inc.                   29,412
      647  Park National Corp.                            64,700
    1,206  Paymentech Inc. (a)                            30,602
      760  PBOC Holdings Inc. (a)                          7,600
      431  PEC Israel Economic Corp. (a)                  13,576
      433  Penn Treaty American Corp. (a)                 10,419
    1,100  Penncorp Financial Group Inc. (a)                 550
      868  Pennsylvania Real Estate Investment
             Trust                                        18,174
    2,587  Peoples Bancorp Inc.                           25,789
      421  Peoples Holdings Co.                           13,682
    1,188  PFF Bancorp Inc. (a)                           22,275
      436  Philadelphia Consolidated Holding
             Corp. (a)                                    10,682
    3,350  Phoenix Investment Partners Ltd.               28,894
      100  PICO Holdings Inc. (a)                          2,531
      350  Pinnacle Banc Group Inc.                       11,134
    1,731  Pioneer Group Inc. (a)                         29,860
    1,086  PMA Capital Corp.                              22,331
    2,059  Premier Bancshares Inc.                        37,705
      100  Premier National Bancorp Inc. (a)               2,000
    3,023  Prentiss Properties Trust                      71,040
    1,625  Presidential Life Corp.                        31,891
      167  Price Enterprises Inc.                          1,200
      751  Prime Bancorp Inc.                             20,746
      302  Prime Bancshares Inc.                           5,398
      352  Prime Group Realty Trust                        6,050
    3,267  Prime Retail Inc.                              28,382
 SHARES                                                 VALUE
---------                                            -----------
    8,285  Prison Realty Corp.                       $    81,297
      100  Professionals Group Inc. (a)                    3,375
      976  Profit Recovery Group International Inc.
             (a)                                          46,177
    1,925  Provident Bankshares Corp.                     44,756
      758  PXRE Corp.                                     13,739
    1,351  Queens County Bancorp Inc.                     43,739
      100  R&G Financial Corp. (a)                         1,700
    2,429  Radian Group Inc.                             118,566
    1,954  Realty Income Corp.                            46,407
    3,028  Reckson Associates Realty Corp.                71,158
      758  Redwood Trust Inc. (a)                         12,554
    2,380  Regency Realty Corp.                           52,211
    2,717  Reinsurance Group America Inc.                 95,774
      650  Reliance Bancorp Inc.                          17,956
    2,927  Republic Bancorp Inc.                          44,454
      200  Republic Bancorp Kentucky (a)                   2,325
      382  Republic Bancshares Inc. (a)                    7,831
      603  Republic Banking Corp. of Florida              11,608
    3,819  Republic Security Financial Corp.              31,984
    1,588  Resource America Inc.                          23,026
    1,080  Resource Bancshares Mortgage Group Inc.        11,070
    1,830  RFS Hotel Investors Inc.                       22,989
    1,729  Richmond County Financial Corp.                33,283
    1,302  Riggs National Corp.                           26,772
      911  Risk Capital Holdings Inc. (a)                 12,298
      619  RLI Corp.                                      23,986
    5,576  Roslyn Bancorp Inc.                            95,838
    2,073  S&T Bancorp Inc.                               52,343
      672  Sandy Spring Bancorp Inc.                      18,648
      870  SCPIE Holdings Inc.                            28,384
      100  Second Bancorp Inc. (a)                         2,925
      899  SEI Investments Corp.                          79,337
    2,062  Selective Insurance Group Inc.                 39,307
      444  Shoreline Financial Corp.                      13,348
    2,165  Shurgard Storage Centers Inc.                  58,726
    1,399  Silicon Valley Bancshares (a)                  34,625
      523  Simmons First National Corp.                   16,801
    3,345  Sky Financial Group Inc.                       91,151
    2,931  Sotheby's Holdings Inc. Class A               111,744
    1,838  Southwest Bancorp Texas Inc. (a)               33,084
      801  Southwest Securities Group Inc.                57,472
      922  Sovran Self Storage Inc.                       24,836
    3,053  St. Paul Bancorp Inc.                          77,851
    1,082  State Auto Financial Corp.                     14,607
    3,306  Staten Island Bancorp Inc.                     59,508
      307  Sterling Bancorp                                5,833
    1,787  Sterling Bancshares Inc.                       23,901
      419  Sterling Financial Corp.                       14,351
      934  Stewart Information Services Corp.             19,731
    1,948  Storage USA Inc.                               62,092
      323  Student Loan Corp.                             14,373
    1,738  Summit Properties Inc.                         34,325

---------
      20

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    1,298  Sun Communities Inc.                      $    46,079
    2,898  Sunstone Hotel Investors Inc.                  24,633
      100  Superior National Insurance Group (a)           2,725
    2,712  Susquehanna Bancshare Inc.                     47,968
    2,922  Taubman Centers Inc.                           38,534
    1,083  Texas Regional Bancshares                      29,444
      200  The Mony Group Inc. (a)                         6,525
    1,723  Thornburg Mortgage Asset Corp.                 17,230
    1,190  Town & Country Trust                           21,271
    2,244  Trammell Crow Co. (a)                          36,886
      758  Trenwick Group Inc.                            18,689
      976  Triad Guaranty Inc. (a)                        17,507
    1,894  Triangle Bancorp Inc.                          32,080
    1,730  Trinet Corporation Realty Trust Inc.           47,899
    1,193  Trust Company of New Jersey                    28,035
    2,004  Trustco Bank Corp.                             53,858
    2,823  UICI (a)                                       77,985
    1,100  UMB Financial Corp.                            47,162
    3,147  United Bankshares Inc.                         83,395
      200  United Community Financial Corp. (a)            2,937
    7,791  United Dominion Realty Trust Inc.              91,544
      539  United Fire & Casualty Co.                     14,014
    1,131  United National Bancorp                        26,861
      708  Urban Shopping Centers Inc.                    22,302
      977  US Bancorp Inc.                                15,388
      684  USB Holding Company Inc.                       10,474
    3,143  UST Corp.                                      95,076
      111  Value Line Inc.                                 4,329
      400  Vesta Insurance Group Inc.                      1,850
    1,629  Walden Residential Properties Inc.             35,023
    2,705  Washington Real Estate Investment Trust        45,816
      377  Washington Trust Bancorp Inc.                   6,786
    2,733  Webster Financial Corp.                        74,133
    1,513  Weeks Corp.                                    46,146
    1,978  Weingarten Realty Investors                    82,581
    1,456  Wellsford Real Properties Inc. (a)             15,652
    1,518  Wesbanco Inc.                                  45,540
    1,031  West Coast Bancorp                             18,042
    2,926  Westamerica Bancorporation                    106,799
      855  Westcorp Inc.                                   9,619
    1,556  Western Bancorp                                67,686
    1,399  Western Investment Real Estate Trust           16,263
    3,142  Westernbank Puerto Rico                        41,042
    2,294  Westfield America Inc.                         34,553
      370  White Mountains Insurance Group Inc.           52,170
    1,734  Whitney Holding Corp.                          68,926
      171  Wilshire Financial Services Group Inc.
             (a)                                              57
    1,622  WR Berkley Corp.                               40,550
      255  WSFS Financial Corp.                            3,745
      756  Zenith National Insurance Corp.                18,616
                                                     -----------
                                                      14,011,683
                                                     -----------
 SHARES                                                 VALUE
---------                                            -----------

HEALTH CARE (8.4%)
    1,518  Acuson Corp. (a)                          $    26,091
    1,167  ADAC Laboratories Inc. (a)                      8,461
      688  Advance Paradigm Inc. (a)                      41,968
    2,211  Advanced Tissue Inc. (a)                        7,186
    1,179  Affymetrix Inc. (a)                            58,213
    3,824  Alaris Medical Inc. (a)                        12,906
      863  Algos Pharmaceuticals Corp. (a)                19,040
    1,629  Alkermes Inc. (a)                              37,671
    1,406  Alpharma Inc.                                  50,001
    1,290  Alterra Healthcare Inc. (a)                    17,737
    1,100  American Homepatient Inc. (a)                   1,719
    1,228  AmeriPath Inc. (a)                             10,592
    3,292  Amerisource Health Corp. (a)                   83,946
    1,083  Andrx Corp. (a)                                83,526
    3,209  Apria Healthcare Group Inc. (a)                54,553
    1,080  Arrow International Inc.                       27,945
    1,247  Assisted Living Concepts Inc. (a)               3,507
    1,004  Aviron (a)                                     28,865
    1,700  AXYS Pharmaceuticals Inc. (a)                   5,737
      327  Bacou USA Inc. (a)                              5,579
    2,276  Ballard Medical Products                       53,059
      651  Barr Laboratories Inc. (a)                     25,959
    1,639  Bindley Western Industries Inc.                37,792
    3,998  Bio Technology General Corp. (a)               25,987
      760  Bio-Rad Laboratories Inc. (a)                  19,855
    1,073  Biomatrix Inc. (a)                             23,204
      670  Brookdale Living Communities Inc. (a)           9,924
      893  Capital Senior Living Corp. (a)                 8,930
      757  Carematrix Corp. (a)                            9,415
    1,626  Carter Wallace Inc.                            29,573
    1,433  Cell Genesys Inc. (a)                           6,448
      477  Centennial Healthcare Corp. (a)                 2,519
    2,055  Cephalon Inc. (a)                              35,706
    1,952  Cerner Corp. (a)                               40,931
      746  Chattem Inc. (a)                               23,732
    1,003  Chirex Inc. (a)                                32,221
      436  Closure Medical Corp. (a)                      13,080
    1,734  Columbia Laboratories Inc. (a)                 14,847
    3,524  Concentra Managed Care Inc. (a)                52,199
    1,087  Conmed Corp. (a)                               33,289
    1,085  Cooper Companies Inc. (a)                      27,057
      100  Copley Pharmaceutical Inc. (a)                  1,025
    1,841  Cor Therapeutics Inc. (a)                      27,155
    1,074  Coulter Pharmaceutical Inc. (a)                24,232
    4,435  Covance Inc. (a)                              106,163
    4,360  Coventry Health Care Inc. (a)                  47,687
      600  Curative Health Services Inc. (a)               3,300
    1,192  Cytyc Corp. (a)                                23,244
      974  Datascope Inc. (a)                             31,290
      864  Diagnostic Products Corp.                      23,868
    3,257  Dura Pharmaceuticals Inc. (a)                  38,880

                                                                       21-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      773  EntreMed Inc. (a)                         $    17,392
    1,723  Enzo Biochem Inc. (a)                          17,015
    2,366  Express Scripts Inc. (a)                      142,404
    3,073  Fisher Scientific International Inc. (a)       68,566
      700  Fuisz Technologies Ltd. (a)                     2,319
      976  Geltex Pharmaceuticals Inc. (a)                17,568
    1,514  Genesis Health Ventures Inc. (a)                4,542
    2,277  Gilead Sciences Inc. (a)                      118,973
    1,193  Guilford Pharmaceuticals Inc. (a)              15,211
    1,733  Haemonetics Corp. (a)                          34,768
    1,416  Hanger Orthopedic Group Inc. (a)               20,090
      300  Healthplan Services Corp.                       2,044
    1,904  Henry Schein Inc. (a)                          60,333
    1,269  Heska Corp. (a)                                 2,935
      600  Hologic Inc. (a)                                3,375
    2,084  Hooper Holmes Inc.                             42,461
    1,629  Human Genome Sciences Inc. (a)                 64,345
    2,714  ICOS Corp. (a)                                110,765
    1,303  IDEC Pharmaceuticals Corp. (a)                100,412
    2,706  IDEXX Laboratories Corp. (a)                   63,084
      668  IDX Systems Corp. (a)                          15,072
    1,832  Imclone Systems Inc. (a)                       46,487
    1,200  Immune Response Corp. (a)                       6,450
      696  Impath Inc. (a)                                18,792
    1,736  Incyte Pharmaceuticals Inc. (a)                45,895
    1,297  Inhale Therapeutic Systems Inc. (a)            30,885
    1,200  Innovative Clinical Solutions Ltd. (a)          1,763
    1,781  Invacare Corp.                                 47,642
    2,057  ISIS Pharmaceuticals Inc. (a)                  20,956
    6,908  Ivax Corp. (a)                                 97,576
    1,733  Jones Pharmaceutical Inc.                      68,237
      476  Kendle International Inc. (a)                   7,616
    1,028  KV Pharmaceutical Co. (a)                      16,319
       15  Labone Inc.                                       154
    4,277  Laboratory Corporation of America
             Holdings (a)                                 12,296
      545  Landauer Inc.                                  16,077
      511  Lifecore Biomedical Inc. (a)                    5,876
    3,252  Ligand Pharmaceuticals Inc. (a)                36,178
    2,820  Liposome Company Inc. (a)                      53,932
      951  Macrochem Corp. (a)                             5,647
    2,482  Magellan Health Services Inc. (a)              24,820
      388  Mariner Post-Acute Network Inc. (a)               218
    1,057  Maxxim Medical Inc. (a)                        24,641
    5,952  Medaphis Corporation (a)                       34,224
      200  Medco Research Inc. (a)                         5,250
      761  Medical Manager Corp. (a)                      33,674
    2,164  Medicis Pharmaceutical Corp. (a)               54,911
    3,551  Medimmune Inc. (a)                            240,580
    2,494  Medquist Inc. (a)                             109,112
    1,731  Mentor Corp.                                   32,240
    3,461  Mid Atlantic Medical Services Inc. (a)         34,177
 SHARES                                                 VALUE
---------                                            -----------
    2,491  Millennium Pharmaceuticals Inc. (a)       $    89,676
      285  Mine Safety Appliances Company                 18,240
    1,085  MiniMed Inc. (a)                               83,477
       77  Miravant Medical Technologies (a)                 549
      100  Morrison Health Care Inc.                       2,500
      439  National Healthcare Corp. (a)                   3,183
    4,355  NBTY Inc. (a)                                  28,307
    1,141  NCS Healthcare Inc. (a)                         6,204
      867  Neurogen Corp. (a)                             12,680
    2,165  Nexstar Pharmaceuticals Inc. (a)               43,165
    3,200  NovaCare Inc. (a)                               4,800
      803  Novoste Corp. (a)                              16,863
      651  Ocular Sciences Inc. (a)                       11,311
      973  OEC Medical Systems Inc. (a)                   23,838
    2,375  Organogenesis Inc. (a)                         22,266
    2,809  Orthodontic Centers of America Inc. (a)        39,677
    1,614  Owens & Minor Inc.                             17,754
    1,842  Parexel International Corp. (a)                24,522
    1,244  Pathogenesis Corp. (a)                         17,649
    1,676  Patterson Dental Co. (a)                       58,241
    1,103  Pediatrix Medical Group Inc. (a)               23,439
      490  Perclose Inc. (a)                              23,551
    4,867  Perrigo Co. (a)                                37,111
    1,298  Pharmaceutical Product
             Development Inc. (a)                         35,533
      200  Pharmaceutical Resources Inc. (a)               1,737
      872  Pharmacyclics Inc. (a)                         24,416
    5,707  Phycor Inc. (a)                                42,268
    1,373  Priority Healthcare Corp. (a)                  47,369
    1,407  Protein Design Labs Inc. (a)                   31,218
      668  Province Healthcare Co. (a)                    13,026
    5,281  PSS World Medical Inc. (a)                     59,081
    2,272  Quest Diagnostics Inc. (a)                     62,196
    1,732  Regeneron Pharmaceutical Inc. (a)              13,531
    3,254  Renal Care Group Inc. (a)                      84,197
      919  Res-Care Inc. (a)                              20,907
    1,062  Resmed Inc. (a)                                35,245
    2,027  Respironics Inc. (a)                           30,658
    1,947  Roberts Pharmaceutical Inc. (a)                47,215
      757  Sabratek Corp. (a)                             16,559
    1,193  Sangstat Medical Corp. (a)                     20,579
      374  Schein Pharmaceutical Inc. (a)                  4,511
    2,200  Scios Inc. (a)                                  7,150
    2,227  Sepracor Inc. (a)                             180,944
    1,841  Serologicals Corp. (a)                         14,958
    5,957  Sicor Inc. (a)                                 25,317
    1,733  Sierra Health Services Inc. (a)                25,020
    1,842  Sola International Inc. (a)                    35,804
      744  Sugen Inc. (a)                                 21,948
      275  Sun Healthcare Group Inc. (a)                     103
    1,081  Sunrise Assisted Living Inc. (a)               37,700
    1,514  Sunrise Medical Inc. (a)                       10,787

---------
      22

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      951  Supergen Inc. (a)                         $    14,562
      541  Superior Consultant Holdings Corp. (a)         13,356
    1,409  Techne Corp. (a)                               35,753
    1,949  Theragenics Corp. (a)                          13,521
    1,403  Thermo Cardiosystems Inc. (a)                  15,258
    1,297  Transkaryotic Therapies Inc. (a)               42,801
      638  Trex Medical Corp. (a)                          3,828
    1,732  Triangle Pharmaceuticals Inc. (a)              31,176
    1,830  Twinlab Corp. (a)                              15,727
    2,155  US Bioscience Inc. (a)                         21,011
    3,998  US Oncology Inc. (a)                           47,976
    1,016  Ventana Medical Systems Inc. (a)               19,431
    4,077  Ventas Inc.                                    21,914
    1,846  Vertex Pharmaceuticals Inc. (a)                44,535
    1,193  Vical Inc. (a)                                 14,465
      372  ViroPharma Inc. (a)                             2,860
    4,008  VISX Inc. (a)                                 317,383
      433  Vital Signs Inc.                                8,633
    1,700  Vivus Inc. (a)                                  4,462
      820  Wesley Jessen VisionCare Inc. (a)              26,548
      869  West Pharmaceutical Services Inc.              34,108
      871  Xomed Surgical Products Inc. (a)               42,407
    1,900  Zila Inc. (a)                                   5,759
      460  Zonagen Inc. (a)                                4,255
                                                     -----------
                                                       5,854,822
                                                     -----------

MACHINERY & MANUFACTURING (1.0%)
    1,839  Arvin Industries Inc.                          69,652
    1,162  Astec Industries Inc. (a)                      47,351
      931  Bandag Inc.                                    32,294
    1,666  Briggs & Stratton Corp.                        96,212
      296  BWAY Corp. (a)                                  4,218
    2,597  Cadiz Land Inc. (a)                            24,509
    3,503  Catalytica Inc. (a)                            49,042
    1,046  Cavalier Homes Inc.                             8,564
      653  Chemed Corp.                                   21,712
    1,737  CLARCOR Inc.                                   33,329
      974  Commercial Intertech Corp.                     15,523
    1,716  Delco Remy International Inc. (a)              18,876
    1,554  Fairchild Corp. (a)                            19,814
      573  Hardinge Inc.                                  10,063
    1,732  Kaman Corp.                                    27,171
    1,676  Modine Manufacturing Co.                       54,575
      915  Monaco Coach Corp. (a)                         38,716
      491  Nacco Industries Inc.                          36,089
    1,014  Rohn Industries Inc. (a)                        1,394
      816  Stoneridge Inc. (a)                            11,016
    2,861  Unova Inc. (a)                                 45,418
                                                     -----------
                                                         665,538
                                                     -----------
 SHARES                                                 VALUE
---------                                            -----------

MATERIALS & PROCESSES (6.7%)
    2,384  A. Schulman Inc.                          $    40,975
    1,080  ACX Technologies Inc. (a)                      17,550
      100  AEP Industries Inc. (a)                         3,025
      543  AFC Cable Systems Inc. (a)                     19,175
    1,516  Aftermarket Technology Corp. (a)               17,245
    3,176  Agribiotech Inc. (a)                           19,255
    4,676  Airgas Inc. (a)                                57,281
    1,321  Albany International Corp. (a)                 27,411
    1,410  Albemarle Corp.                                32,606
      100  Alltrista Corp. (a)                             3,300
    1,836  Amcol International Corp.                      26,393
    1,185  American Business Products Inc.                18,071
      100  American Woodmark Corp. (a)                     3,525
       38  Ameron International Corp.                      1,677
    1,629  Anicom Inc. (a)                                17,105
    1,735  Antec Corp. (a)                                55,628
    1,063  AO Smith Corp.                                 29,764
    2,058  Apogee Enterprises Inc.                        27,654
    1,624  Applied Industrial Technologies Inc.           30,856
    2,286  AptarGroup Inc.                                68,580
      134  Avatar Holdings Inc. (a)                        2,538
    1,136  Barnes Group Inc.                              24,708
      379  Barnett Inc. (a)                                2,843
    1,840  Belden Inc.                                    44,045
    2,156  BMC Industries Inc.                            22,234
    1,706  Borg-Warner Auto Inc.                          93,830
    1,519  Brady Wholesale Co. Class A                    49,368
    1,100  Breed Technologies Inc. (a)                     2,475
    1,194  Brush Wellman Inc.                             21,641
    1,835  Buckeye Technologies Inc. (a)                  27,869
    4,326  Burlington Industries Equity Inc. (a)          39,204
      431  Butler Manufacturing Co.                       12,041
    2,695  Calgon Carbon Corp.                            16,002
    1,733  Cambrex Corp.                                  45,491
    1,842  Caraustar Industries Inc.                      45,474
      300  Carbide Graphite Group Inc. (a)                 4,294
      219  Carbo Ceramics Inc.                             6,666
    1,429  Carpenter Technology Corp.                     40,816
      652  Centex Construction Products Inc.              22,250
      350  Chase Industries Inc. (a)                       2,953
    1,405  Chemfirst Inc.                                 34,159
    1,410  Chesapeake Corp.                               52,787
      864  Cleveland Cliffs Inc.                          27,972
      200  CMI Corp. (a)                                   1,825
    4,533  Collins & Aikman Corp. (a)                     34,564
    2,842  Comfort Systems USA Inc. (a)                   51,156
      368  Commonwealth Industries Inc.                    4,600
      526  Cone Mills Corp. (a)                            3,156
      564  Crossmann Communities Inc. (a)                 16,391
      300  Culp Inc.                                       3,150
    2,701  Dal-Tile International Inc. (a)                30,724

                                                                       23-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      869  Deltic Timber Corp.                       $    23,409
    1,733  Dexter Corp.                                   70,728
    1,985  Earthshell Corp. (a)                           13,895
      974  Elcor Corp.                                    42,552
      650  Encore Wire Corp. (a)                           5,891
    1,299  Exide Corp.                                    19,160
    2,601  Ferro Corp.                                    71,528
      978  Florida Rock Industries Inc.                   44,499
       81  Foamex International Inc. (a)                     451
      978  Forest City Enterprises                        27,384
    3,139  Foster Wheeler Corp.                           44,338
    1,406  Furon Co.                                      26,714
      800  Galey & Lord Inc. (a)                           3,500
    4,106  Gaylord Container Corp. Class A (a)            32,591
      300  General Chemical Group Inc.                       938
      651  Gentek Inc. (a)                                 9,033
    1,735  Geon Co.                                       55,954
    2,377  Georgia Gulf Corp.                             40,112
      652  Giant Cement Holding Inc. (a)                  14,915
    1,371  Granite Construction Inc.                      40,187
    1,080  Greif Brothers Corp.                           27,540
    2,387  Group Maintenance America Corp. (a)            30,882
      424  Gulf Island Fabrication Inc. (a)                5,062
    1,328  Hayes Lemmerz International Inc. (a)           39,010
      976  HB Fuller Company                              66,734
    1,211  Hexcel Corp. (a)                               12,261
    1,635  Hughes Supply Inc.                             48,539
       78  Hunt Corp.                                        644
    1,085  IMCO Recycling Inc.                            18,581
    1,503  Insituform Technology Inc. (a)                 32,502
    3,564  Interface Inc.                                 30,740
    1,409  Intermet Corp.                                 21,311
    1,192  Ionics Inc. (a)                                43,508
      100  IT Group Inc. (a)                               1,606
      759  ITEQ Inc. (a)                                   1,589
    1,296  Ivex Packaging Corp. (a)                       28,512
    1,300  Juno Lighting Inc.                             32,500
    2,383  Kaydon Corp.                                   80,128
      835  Kellstrom Industries Inc. (a)                  15,239
      576  Ladish Company Inc. (a)                         4,464
      434  Lawson Products Inc.                           10,931
    1,730  Lilly Industries Inc.                          32,113
    1,410  Lone Star Industries Inc.                      52,963
    1,629  Lone Star Technologies Inc. (a)                28,915
    3,896  Longview Fibre Co.                             60,875
    1,290  Lydall Inc. (a)                                14,835
    3,353  MA Hanna Co.                                   55,115
    1,013  MacDermid Inc.                                 47,105
    2,691  Mascotech Inc.                                 45,579
    1,188  Maverick Tube Corp. (a)                        16,558
      249  Maxxam Inc. (a)                                16,061
      100  McWhorter Technologies Inc. (a)                 1,444
 SHARES                                                 VALUE
---------                                            -----------
      100  Mestek Inc. (a)                           $     2,200
    1,431  Minerals Technologies Inc.                     79,868
    2,051  Mississippi Chemical Corp.                     20,125
    2,695  Mueller Industries Inc. (a)                    91,462
    1,373  Myers Industries Inc.                          27,460
      112  NCH Corp.                                       5,544
    1,405  NCI Building Systems Inc. (a)                  30,032
    1,724  NL Industries Inc.                             19,180
      726  Nortek Inc. (a)                                22,733
    1,736  OM Group Inc.                                  59,892
    2,697  Paxar Corporation (a)                          24,273
      332  Penford Corp.                                   5,395
    1,947  PH Glatfelter Co.                              28,475
    2,053  Polymer Group Inc. (a)                         24,123
    2,175  Potlatch Corp.                                 95,564
      225  Puerto Rican Cement Company Inc.                7,467
    1,082  Quanex Corp.                                   30,837
      200  Quanta Services Inc. (a)                        8,800
    2,044  Rayonier Inc.                                 101,817
      650  Republic Group Inc.                            11,700
      913  Rock Tenn Company                              15,236
      544  Rogers Corp. (a)                               16,048
      646  Rouge Industries Inc.                           6,218
    1,355  Scotts Co. (a)                                 64,532
    1,188  Service Experts Inc. (a)                       26,062
      135  Shaw Group Inc. (a)                             2,143
      127  Shiloh Industries Inc. (a)                      1,842
    1,677  Shorewood Packaging Corp. (a)                  30,920
      795  Silgan Holdings Inc. (a)                       15,801
    1,395  Simpson Industries Inc.                        14,299
      325  Simpson Manufacturing Company Inc. (a)         15,438
      974  Spartech Corp.                                 30,803
      811  SPS Technologies Inc. (a)                      30,413
      759  Standard Motor Products Inc. (a)               18,596
    1,192  Standard Products Co.                          30,545
      866  Standex International Corp.                    23,707
      543  Stepan Co.                                     13,779
    1,516  Superior Industries International Inc.         41,406
    1,442  Synetic Inc. (a)                               99,138
      100  Synthetic Industries Inc. (a)                   2,950
      651  Tejon Ranch Corp.                              17,089
    3,037  Terra Industries Inc.                          12,148
    2,743  Tetra Tech Inc. (a)                            45,260
       49  Tetra Technologies Inc. (a)                       450
    1,520  Texas Industries Inc.                          58,900
    1,190  Thomas Industries Inc.                         24,395
    1,083  TJ International Inc.                          33,573
    3,563  Tower Automotive Inc. (a)                      90,634
    1,474  Tredegar Industries Inc.                       32,060
       21  Tremont Corporation                               452
    1,085  Universal Forest Products Inc.                 23,328
      100  US Can Corp. (a)                                2,225

---------
      24

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    1,304  Valmont Industries Inc.                   $    22,209
    1,760  Watsco Inc.                                    28,820
    1,191  Watts Industries Inc.                          22,852
    4,018  Wausau-Mosinee Paper Corp.                     72,324
    1,082  Webb Corp. (a)                                 25,833
    2,410  Wellman Inc.                                   38,409
    1,081  Wolverine Tube Inc. (a)                        27,160
    1,514  Wyman Gordon Co. (a)                           29,239
    1,080  Wynns International Inc.                       19,913
      200  Zoltek Companies Inc. (a)                       1,588
                                                     -----------
                                                       4,641,611
                                                     -----------

MINING & METALS (1.1%)
    3,431  Alaska Steel Holding Corp.                     77,198
      864  AM Castle & Co.                                14,688
    6,790  Armco Inc. (a)                                 44,984
    2,881  Asarco Inc.                                    54,199
    9,436  Battle Mountain Gold Co.                       23,000
    9,888  Bethlehem Steel Corp. (a)                      76,014
    1,300  Birmingham Steel Corp.                          5,363
       51  Century Aluminum Co.                              316
      977  Commercial Metals Co.                          27,845
      423  Gibraltar Steel Corp. (a)                      10,469
    3,700  Hecla Mining Co. (a)                            7,631
    2,167  Kaiser Aluminum Corp. (a)                      19,232
    7,424  LTV Corp.                                      49,648
    2,230  Metals USA Inc. (a)                            28,433
    1,718  National Steel Corp.                           14,388
    1,070  NS Group Inc. (a)                               9,898
    1,726  Oregon Steel Mills Inc.                        22,977
      759  Reliance Steel & Aluminum Co.                  29,601
      715  Roanoke Electric Steel Corp.                   12,423
    1,083  RTI International Metals Inc. (a)              15,907
    1,847  Ryerson Tull Inc.                              41,673
      269  Schnitzer Steel Industries                      6,036
    1,972  Southern Peru Copper Corp.                     28,471
      600  Special Metals Corp. (a)                        3,488
    2,604  Steel Dynamics Inc. (a)                        40,281
    2,326  Stillwater Mining Co. (a)                      76,031
    1,815  Titanium Metals Corp.                          20,192
      824  WHX Corp. (a)                                   5,408
                                                     -----------
                                                         765,794
                                                     -----------

OIL, GAS, & OTHER ENERGY (3.2%)
    1,340  Arch Coal Inc.                                 18,593
      760  Atwood Oceanics Inc. (a)                       23,750
    2,384  Barrett Resources Corporation (a)              91,486
      540  Belco Oil & Gas Corp. (a)                       3,746
    1,600  Benton Oil & Gas Co. (a)                        3,200
    1,405  Berry Petroleum Co. Class A                    19,582
    1,731  Cabot Oil & Gas Corp.                          32,240
 SHARES                                                 VALUE
---------                                            -----------
      375  Cal Dive International Inc. (a)           $    11,203
    1,901  Calpine Corp. (a)                             102,654
    4,916  Chesapeake Energy Corp. (a)                    14,441
      800  Comstock Resources Inc. (a)                     2,650
    2,922  Cross Timbers Oil Co.                          43,465
    2,069  Devon Energy Corp.                             73,967
      406  Dril-Quip Inc. (a)                              9,313
    1,630  Eastern Enterprises                            64,793
    3,149  EEX Corp. (a)                                  21,846
    2,494  Equitable Resources Inc.                       94,149
    4,819  Ethyl Corp.                                    28,914
    2,596  Forest Oil Corp. (a)                           32,612
      862  Friede Goldman Inc. (a)                        11,960
    1,600  Frontier Oil Corp. (a)                         10,900
   11,127  Grey Wolf Inc. (a)                             27,818
      376  Gulfmark Offshore Inc. (a)                      7,144
    2,145  Hanover Compressor Co. (a)                     68,908
    9,968  Harken Energy Corp. (a)                        16,198
    3,730  Helmerich & Payne Inc.                         88,821
       28  Holly Corp.                                       375
    1,195  HS Resources Inc. (a)                          17,626
    1,500  IRI International Corp. (a)                     6,938
    2,400  KCS Group Inc.                                  1,500
    7,400  Kelly Oil & Gas Corp. (a)                       1,619
    5,500  Key Energy Group Inc. (a)                      19,594
    1,411  Louis Dreyfus Natural Gas Corp. (a)            30,425
    4,001  Marine Drilling Companies Inc. (a)             54,764
      200  McMoran Exploration Company (a)                 4,438
    3,354  Meridian Resource Corp. (a)                    12,997
    1,492  Mitchell Energy & Development Corp.            28,814
    2,706  Newfield Exploration Co. (a)                   76,952
    5,195  Newpark Resources Inc. (a)                     46,106
      708  North Carolina Natural Gas Corp.               24,249
    1,614  Nuevo Energy Co. (a)                           21,386
    1,730  Oceaneering International Inc. (a)             27,896
    1,058  Octel Corporation (a)                          13,225
      459  Omni Energy Services Corp. (a)                  1,607
    2,384  Oneok Inc.                                     75,692
    4,957  Parker Drilling Co. (a)                        16,420
    2,486  Patterson Energy Inc. (a)                      24,549
      423  Penn Virginia Corp.                             8,354
    2,533  Peoples Energy Corp.                           95,462
    1,297  Plains Resources Inc. (a)                      24,643
    3,128  Pogo Producing Co.                             58,259
    1,622  Pool Energy Services Co. (a)                   32,947
    3,789  Pride International Inc. (a)                   40,021
    1,908  Range Resources Corp.                          11,687
    1,176  RPC Inc.                                       10,290
   12,375  Santa Fe Snyder Corp. (a)                      94,359
      870  Seacor Smit Inc. (a)                           46,545
    1,836  Seitel Inc. (a)                                29,720
      762  St. Mary Land & Exploration Co.                15,669

                                                                       25-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      977  Stone Energy Corp. (a)                    $    41,400
    1,405  Superior Energy Services Inc. (a)               7,157
    1,184  Swift Energy Co. (a)                           12,654
    1,763  Syntroleum Corp. (a)                           15,757
    2,485  Tesoro Petroleum Corp. (a)                     39,605
      647  The Houston Exploration Co. (a)                12,253
      493  Thermo Ecotek Corp. (a)                         3,944
    1,707  Titan Exploration Inc. (a)                      8,535
    1,954  Tom Brown Inc. (a)                             30,409
    2,049  TransMontaigne Oil Co. (a)                     25,741
    1,000  Trico Marine Services Inc. (a)                  6,563
    3,353  Tuboscope Inc. (a)                             45,894
      942  UTI Energy Corp. (a)                           15,602
    1,731  Veritas DGC Inc. (a)                           31,699
    2,930  Vintage Petroleum Inc.                         31,498
                                                     -----------
                                                       2,228,192
                                                     -----------

TECHNOLOGY (19.6%)
    1,147  3Dfx Interactive Inc. (a)                      17,922
      566  Aavid Thermal Technologies Inc. (a)            12,806
    3,454  Acclaim Entertainment Inc. (a)                 22,019
    1,407  Actel Corp. (a)                                20,753
    3,716  Acxiom Corp. (a)                               92,668
      973  Adaptive Broadband Corp. (a)                   21,284
    1,412  Adtran Inc. (a)                                51,362
      573  Advanced Energy Industries Inc. (a)            23,242
      638  Advantage Learning System Inc. (a)             14,116
      431  Advent Software Inc. (a)                       28,877
    2,058  Allen Telecom Inc. (a)                         22,124
      613  Alliant Techsystems Inc. (a)                   53,025
    3,144  American Management Systems Inc. (a)          100,805
    2,384  Ametek Inc.                                    54,832
    2,863  Amkor Technology Inc. (a)                      29,346
    1,193  Amphenol Corp. (a)                             47,422
      825  Anacomp Inc. (a)                               14,025
      446  Analogic Corp.                                 13,868
    1,521  Analysts International Corp.                   21,864
    1,824  Anixter International Inc. (a)                 33,288
      593  APEX PC Solutions Inc. (a)                     12,157
    1,644  Applied Micro Circuits Corp. (a)              135,219
      268  Aris Corp. (a)                                  2,228
    2,383  Artesyn Technologies Inc. (a)                  52,873
      538  Artisan Components Inc. (a)                     6,254
      126  Aspec Technology Inc. (a)                         110
    1,300  Aspect Development Inc. (a)                    24,050
    3,680  Aspect Telecommunication Co. (a)               35,880
    1,843  Aspen Technology Inc. (a)                      21,655
    1,194  ATMI Inc. (a)                                  35,522
    6,676  Aura Systems Inc. (a)                           1,461
    2,166  Avanti Corp. (a)                               27,346
    1,710  Avid Technology Inc. (a)                       27,574
 SHARES                                                 VALUE
---------                                            -----------
      755  AVT Corp. (a)                             $    28,596
    1,977  Axent Technologies Inc. (a)                    21,994
      762  Barra Inc. (a)                                 19,241
    3,177  BEA Systems Inc. (a)                           90,743
    1,034  Bell & Howell Co. (a)                          39,098
      760  Benchmark Electronics Inc. (a)                 27,313
    1,736  Bisys Group Inc. (a)                          101,556
    1,301  Black Box Corp. (a)                            65,213
    4,005  Brightpoint Inc. (a)                           24,280
    1,377  Broadvision Inc. (a)                          101,554
    1,843  Burr Brown Corp. (a)                           67,500
      972  C&D Technologies Inc.                          29,768
    2,599  C-Cube Microsystems Inc. (a)                   82,356
    2,161  Cable Design Technologies Corp. (a)            33,360
    1,003  CD Radio Inc. (a)                              30,560
      979  CDW Computer Centers Inc. (a)                  43,076
    2,808  Cellnet Data Systems Inc. (a)                  25,272
    2,594  Cellstar Corporation (a)                       20,428
    2,164  Checkpoint Systems Inc. (a)                    19,341
    2,795  CHS Electronics Inc. (a)                       12,228
    4,980  Cirrus Logic Inc. (a)                          44,198
    1,628  Clarify Inc. (a)                               67,155
    2,526  CNET Inc. (a)                                 145,561
    2,494  Cognex Corp. (a)                               78,717
    1,737  Coherent Inc. (a)                              32,352
      756  Cohu Inc.                                      26,744
      411  Com21 Inc. (a)                                  7,013
    2,937  Commscope Inc. (a)                             90,313
      977  Complete Business Solutions Inc. (a)           17,525
    2,330  Compucom Systems Inc. (a)                       9,611
    2,315  Computer Horizons Corp. (a)                    31,976
      578  Computer Learning Centers Inc. (a)              2,854
    1,298  Computer Task Group Inc.                       22,066
      932  Concord Communications Inc. (a)                41,940
      999  Cotelligent Group Inc. (a)                      7,805
    1,517  Credence Systems Corp. (a)                     56,319
    3,696  CSG Systems International Inc. (a)             96,789
      100  CT Communications Inc. (a)                      4,113
      790  CTS Corp.                                      55,300
      431  Cubic Corp.                                    10,560
    2,058  Cymer Inc. (a)                                 51,450
    6,409  Cypress Semiconductor Corp. (a)               105,749
    2,127  Dallas Semiconductor Corp.                    107,414
    3,787  Data General Corp. (a)                         55,148
      435  Data Processing Resource Corp. (a)             10,277
      757  Data Transmission Network Corp. (a)            21,291
    1,197  Datastream Systems Inc. (a)                    19,152
      400  Davox Corp. (a)                                 4,775
      542  DBT Online Inc. (a)                            17,751
    1,005  DecisionOne Holdings Corp. (a)                  1,884
      342  Deltek Systems Inc. (a)                         3,377
    1,410  Dendrite International Inc. (a)                50,936

---------
      26

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      727  Dialogic Corp. (a)                        $    31,897
    2,101  Diamond Multimedia Systems Inc. (a)             8,667
      583  Digi International Inc. (a)                     6,085
    4,554  Digital Microwave Corp. (a)                    58,064
    2,166  DII Group Inc. (a)                             80,819
    1,678  Dionex Corp. (a)                               67,959
      972  Documentum Inc. (a)                            12,697
    2,820  DSP Communications Inc. (a)                    81,428
      327  Dupont Photomasks Inc. (a)                     15,655
    1,286  Earthlink Network Inc. (a)                     79,009
      974  Electro Scientific Industries Inc. (a)         40,695
    1,513  Electroglas Inc. (a)                           30,260
    3,834  Electronics For Imaging Inc. (a)              196,972
      570  Engineering Animation Inc. (a)                 12,077
    2,699  Epicor Software Corporation (a)                20,074
    1,299  Esterline Technologies Corp. (a)               18,673
    1,621  ETEC Systems Inc. (a)                          53,898
      200  Evans & Sutherland Computer Corp. (a)           2,613
      400  Excel Switching Corp. (a)                      11,975
    1,824  Exodus Communications Inc. (a)                218,766
      703  Factset Research Systems Inc.                  39,807
    2,216  FileNet Corp. (a)                              25,346
      214  Forrester Research Inc. (a)                     5,350
      326  Franklin Electric Company Inc.                 21,190
    1,733  FSI International Inc. (a)                     14,406
      434  General Binding Corp.                          10,199
    1,555  General Magic Inc. (a)                          5,491
    2,285  General Semiconductor Inc. (a)                 20,851
      640  Genesys Telecommunication Laboratories
             Inc. (a)                                     16,000
      861  Genlyte Group Inc. (a)                         19,319
    2,168  Genrad Inc. (a)                                45,122
    1,411  Gerber Scientific Inc.                         31,130
    4,856  Glenayre Technologies Inc. (a)                 17,451
      711  Great Plains Software Inc. (a)                 33,550
    2,560  GT Interactive Software Corp. (a)               8,960
    3,080  Gtech Holdings Corp. (a)                       72,573
      200  Hach Co.                                        3,625
      978  HADCO Corp. (a)                                38,876
    2,256  Harbinger Corp. (a)                            28,200
      799  Harmon Industries Inc.                         15,830
    1,408  Helix Technology Corp.                         33,704
    1,620  HMT Technology Corp. (a)                        4,050
    1,859  HNC Software Inc. (a)                          57,280
      700  HTE Inc. (a)                                    2,363
    1,513  Hutchinson Technology Inc. (a)                 41,986
    1,026  Hypercom Software Corp. (a)                     9,811
    2,239  Hyperion Solutions Corp. (a)                   39,882
      813  IGEN Inc. (a)                                  23,679
    3,029  Imation Corp. (a)                              75,157
      919  IMRglobal Corporation (a)                      17,691
    2,924  Inacom Corp. (a)                               36,916
 SHARES                                                 VALUE
---------                                            -----------
    1,499  Indus International Inc. (a)              $     6,464
    1,100  Industri-Matematik International Co. (a)        2,681
      319  Information Architects Corp. (a)                  758
    2,260  Information Resources Inc. (a)                 19,775
   12,806  Informix Corp. (a)                            109,252
    3,394  Infoseek Corp. (a)                            162,700
    2,156  infoUSA Inc. (a)                               18,326
    1,085  Innovex Inc.                                   15,190
    3,174  Inprise Corp. (a)                              15,473
    3,560  Input/Output Inc. (a)                          26,923
      783  INSpire Insurance Solutions Inc. (a)           11,354
    6,401  Integrated Device Technology Inc. (a)          69,611
    1,303  Integrated Systems Inc. (a)                    15,310
      142  Intelligroup Inc. (a)                           1,012
    1,518  Inter-Tel Inc.                                 27,704
    3,978  Interdigital Communications Corp. (a)          18,398
    3,224  Intergraph Corp. (a)                           24,986
    2,391  International Network Services (a)             96,537
    3,896  International Rectifier Corp. (a)              51,866
      993  International Telecommunication Data
             Systems (a)                                  15,888
      100  IPC Communications Inc. (a)                     6,825
      736  ISS Group Inc. (a)                             27,784
      300  Itron Inc. (a)                                  2,569
    3,289  Jabil Circuit Inc. (a)                        148,416
      975  Jack Henry & Associates Inc.                   38,269
    1,531  JDA Software Group Inc. (a)                    14,257
    2,819  Kemet Corp. (a)                                64,661
    2,160  Kent Electronics Corp. (a)                     42,795
    4,132  Komag Inc. (a)                                 13,687
      785  Kopin Corp. (a)                                18,791
      922  Kronos Inc. (a)                                41,951
      509  L-3 Communications Holdings Inc. (a)           24,591
    1,686  Lattice Semiconductor Corp. (a)               104,954
    2,878  Legato Systems Inc. (a)                       166,205
    2,773  Level One Communications Inc. (a)             135,704
    1,406  Littelfuse Inc. (a)                            27,066
    3,148  Lycos Inc. (a)                                289,223
    2,502  Macromedia Inc. (a)                            88,196
    2,154  Magnetek Inc. (a)                              22,752
      324  Manhattan Associates Inc. (a)                   2,673
    1,412  Manugistics Group Inc. (a)                     20,474
    1,282  Mapics Inc. (a)                                13,541
    3,889  Mark IV Industrials Inc.                       82,155
    1,195  Marshall Industries Inc. (a)                   42,945
      971  Mastec Inc. (a)                                27,431
    1,457  Mastech Corp. (a)                              27,137
    1,524  MEMC Electronic Materials Inc. (a)             18,574
    4,554  Mentor Graphics Corp. (a)                      58,348
    2,387  Mercury Interactive Corp. (a)                  84,440
    6,215  Merisel Inc. (a)                               14,178
    2,604  Methode Electronics Inc.                       59,567

                                                                       27-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      437  Metro Information Services Inc. (a)       $     7,265
      200  Miami Computer Supply Corp. (a)                 3,775
      978  Micrel Semiconductor Inc. (a)                  72,372
      900  Microage Inc. (a)                               3,431
    3,640  Microchip Technology Inc. (a)                 172,445
      771  Micromuse Inc. (a)                             38,454
    2,764  Micron Electronics Inc. (a)                    27,813
    1,192  Micros Systems Inc. (a)                        40,528
    2,518  Mindspring Enterprises Inc. (a)               111,579
    2,286  MMC Networks Inc. (a)                         102,299
      134  Mobius Management Systems Inc. (a)              1,106
      100  Molecular Devices Corp. (a)                     3,750
    1,732  MRV Communications Inc. (a)                    22,733
    1,920  MTI Technology Corp. (a)                       25,080
    1,405  MTS Systems Corp.                              17,123
    2,110  National Computer Systems Inc.                 71,213
    1,134  National Instruments Corp. (a)                 45,785
      743  National Processing Inc. (a)                    7,523
      600  Natural Microsystems Corp. (a)                  5,738
    1,648  NeoMagic Corp. (a)                             13,854
    4,568  Network Appliance Inc. (a)                    255,237
    1,623  Network Equipment Technologies Inc. (a)        16,027
      628  Network Solutions Inc. (a)                     49,691
    1,204  New Era of Networks Inc. (a)                   52,901
      868  Nichols Research Corp. (a)                     18,988
      575  Norstan Inc. (a)                                7,152
      100  Northeast Optic Network Inc. (a)                1,506
    2,798  Novellus Systems Inc. (a)                     190,964
    1,302  Oak Industries Inc. (a)                        56,881
    2,400  Oak Technology Inc. (a)                         8,700
      700  Objective Systems Integrators (a)               1,925
    1,733  Open Market Inc. (a)                           24,587
      215  Optical Cable Corp. (a)                         2,365
    3,780  P-Com Inc. (a)                                 19,786
    5,229  Pairgain Technologies Inc. (a)                 60,134
      653  Park Electrochemical Corp.                     18,774
      801  Pegasus Systems Inc. (a)                       29,987
      587  Pegasystems Inc. (a)                            6,017
    1,266  Peregrine Systems Inc. (a)                     32,520
    1,520  Photronics Inc. (a)                            37,240
    3,031  Picturetel Corp. (a)                           24,248
    1,951  Pioneer Standard Electronics Inc.              23,412
    1,087  Plexus Corp. (a)                               32,746
    4,454  PMC Sierra Inc. (a)                           262,508
    1,266  Polycom Inc. (a)                               49,374
      440  Pomeroy Computer Resources Inc. (a)             6,133
      326  Powerwave Technologies Inc. (a)                10,514
    2,492  Premiere Technologies Inc. (a)                 28,658
    1,837  Premisys Communications Inc. (a)               13,433
    1,300  PRI Automation Inc. (a)                        47,125
    1,577  Primark Corp. (a)                              44,255
      642  Primex Technologies Inc.                       13,843
 SHARES                                                 VALUE
---------                                            -----------
    1,300  Progress Software Corp. (a)               $    36,725
      539  Project Software & Development Inc. (a)        16,844
    3,693  Psinet Inc. (a)                               161,569
      200  Publicard Inc. (a)                              2,038
    1,266  Q Logic Corp. (a)                             167,112
      600  QAD Inc. (a)                                    1,838
      543  QRS Corp. (a)                                  42,354
    1,540  Quadramed Corp. (a)                            12,513
      540  Radiant Systems Inc. (a)                        7,695
    1,085  Rambus Inc. (a)                               100,023
    6,190  Rational Software Corp. (a)                   203,883
    1,993  Rayovac Corp. (a)                              45,216
    3,359  Read-Rite Corp. (a)                            20,836
    1,303  RealNetworks Inc. (a)                          89,744
      534  Recoton Corp. (a)                               4,856
    1,513  Remec Inc. (a)                                 24,397
    1,626  Remedy Corp. (a)                               43,699
    1,280  Renaissance Worldwide Inc. (a)                 10,200
      283  RWD Technologies Inc. (a)                       2,954
    3,999  S3 Inc. (a)                                    36,366
    2,061  Safeguard Scientifics Inc. (a)                127,782
    2,396  Saga Systems (a)                               30,549
      874  Sanchez Computer Associates Inc. (a)           30,262
    1,412  Sandisk Corp. (a)                              63,540
      759  Sapient Corporation (a)                        42,978
      869  Sawtek Inc. (a)                                39,865
      640  SCB Computer Technology Inc. (a)                3,360
      908  SCM Microsystems Inc. (a)                      42,109
    1,953  SDL Inc. (a)                                   99,725
    2,711  Security Dynamics Technologies Inc. (a)        57,609
      971  Semtech Inc. (a)                               50,613
    3,139  Sequent Computer Systems Inc. (a)              55,717
    2,444  Silicon Valley Group Inc. (a)                  41,090
      757  Siliconix Inc. (a)                             25,927
    1,295  Sipex Corp. (a)                                26,548
    1,136  SLI Inc. (a)                                   30,672
    1,952  SMART Modular Technologies Inc. (a)            33,916
      422  Spectra-Physics Lasers Inc. (a)                 3,482
    2,208  SpeedFam-IPEC Inc. (a)                         35,466
      600  Splash Technology Holdings Inc. (a)             4,219
    1,115  Sportsline USA Inc. (a)                        40,001
      417  SPR Inc. (a)                                    2,215
      845  SS&C Technologies Inc. (a)                      6,443
    2,346  Star Telecommunications Inc. (a)               18,328
    2,604  Structural Dynamics Research Corp. (a)         48,337
      300  SVI Holdings Inc. (a)                           3,600
    6,216  Sybase Inc. (a)                                68,376
    1,250  Sykes Enterprises Inc. (a)                     41,719
    4,119  Symantec Corp. (a)                            105,035
      489  Syntel Inc. (a)                                 4,401
    1,700  System Software Associates Inc. (a)             2,816
    2,489  Systems & Computer Technology Corp. (a)        36,246

---------
      28

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    1,215  TAVA Technologies Inc. (a)                $     9,340
    1,082  Technitrol Inc.                                34,895
    3,136  Technology Solutions Co. (a)                   33,908
    2,552  Tekelec (a)                                    31,103
    1,655  Teletech Holdings Inc. (a)                     16,757
      592  Telxon Corp.                                    4,699
    1,291  Thermedics Inc. (a)                            12,022
      459  Thermo Bioanalysis Corp. (a)                    7,975
      320  Thermo Optek Corp. (a)                          3,320
      221  Thermoquest Corp. (a)                           2,942
       49  Thermotrex Corp. (a)                              374
      754  Transaction Network Services Inc. (a)          22,055
    2,325  Transaction Systems Architects Inc. (a)        90,675
    1,628  Trimble Navigation Ltd. (a)                    20,961
    2,083  Tyler Technologies Inc. (a)                    14,321
    1,521  Ultratech Stepper Inc. (a)                     22,910
      200  Unigraphics Solutions Inc. (a)                  3,763
    2,382  Unitrode Corp. (a)                             68,334
    4,651  US Web Corp. (a)                              103,194
    1,923  Vantive Corp. (a)                              21,994
      756  Veeco Instruments Inc. (a)                     25,704
      555  Verisign Inc. (a)                              47,869
      600  Viasoft Inc. (a)                                2,100
    1,407  Vicor Corp. (a)                                29,811
    4,836  Vishay Intertechnology Inc. (a)               101,556
    1,844  Visio Corp. (a)                                70,187
    1,467  Visual Networks Inc. (a)                       46,944
    7,391  VoiceStream Wireless Corporation (a)          210,182
    1,083  VWR Scientific Products Corp. (a)              39,733
    3,248  Wallace Computer Services Inc.                 81,200
    1,683  WAVO Corp. (a)                                 10,729
    1,377  Westell Technologies Inc. (a)                   9,596
    2,064  Whittman-Hart Inc. (a)                         65,532
    2,439  Wind River Systems Inc. (a)                    39,176
      650  Woodward Governor Co.                          16,900
    3,357  World Access Inc. (a)                          47,418
      500  X-Rite Inc.                                     3,219
    1,737  Xircom Inc. (a)                                52,219
    1,733  Zebra Technologies Corp. (a)                   66,612
                                                     -----------
                                                      13,551,548
                                                     -----------

TRANSPORTATION (2.9%)
    2,057  AAR Corp.                                      46,668
    2,552  Air Express International Corp.                64,757
      200  Airnet Systems Inc. (a)                         2,700
    4,543  Airtran Holdings Inc. (a)                      26,122
    1,974  Alaska Air Group Inc. (a)                      82,415
    2,895  Alexander & Baldwin Inc.                       64,414
    2,800  America West Holdings Corp. (a)                52,850
    1,520  American Freightways Corp. (a)                 29,735
      292  Amtran Inc. (a)                                 7,191
 SHARES                                                 VALUE
---------                                            -----------
    1,616  Arctic Cat Inc.                           $    14,443
    1,410  Arnold Industries Inc.                         21,767
      902  Atlantic Coast Airlines Holdings Inc.
             (a)                                          17,138
    1,030  Atlas Air Inc. (a)                             33,218
    1,304  Aviall Inc. (a)                                24,532
    1,811  Avis Rent A Car Inc. (a)                       52,745
      755  Avondale Industries Inc. (a)                   29,445
    3,065  CH Robinson Worldwide Inc.                    112,639
      975  Circle International Group Inc.                21,328
    1,749  Coach USA Inc. (a)                             73,349
    1,195  Coachmen Industries Inc.                       27,784
    1,521  Consolidated Freightways Corp. (a)             19,535
      340  Covenant Transport Inc. (a)                     5,355
      823  Dispatch Management Services Corp. (a)          2,289
      546  Eagle USA Airfreight Inc. (a)                  23,171
    3,586  Expeditors International                       97,719
      865  Florida East Coast Industries Inc.             38,276
    1,732  Fritz Companies Inc. (a)                       18,619
      129  Greenbrier Companies Inc.                       1,355
    2,217  Halter Marine Group Inc. (a)                   14,688
    1,299  Heartland Express Inc. (a)                     21,271
    1,000  Hvide Marine Inc. (a)                           2,156
    1,624  JB Hunt Transport Services Inc.                26,390
    1,449  Kirby Corp. (a)                                30,701
      738  Kitty Hawk Inc. (a)                             5,812
      484  Knight Transportation Inc. (a)                 10,346
      759  Landstar Systems Inc. (a)                      27,395
    2,034  Mesa Air Group Inc. (a)                        15,287
      918  Mesaba Holdings Inc. (a)                       11,705
    1,031  Midwest Express Holdings Inc. (a)              35,054
    3,427  Miller Industries Inc. (a)                     13,494
    2,003  Motivepower Industries Inc. (a)                35,553
      652  MS Carriers Inc. (a)                           19,336
    2,496  Newport News Shipbuilding Inc.                 73,632
    1,623  Offshore Logistics Inc. (a)                    18,056
    2,055  Overseas Shipholding Group Inc.                26,458
    1,619  Pittston Bax Group                             15,381
    1,713  Polaris Industries Inc.                        74,516
    1,109  Roadway Express Inc.                           21,487
      800  Rural/Metro Corp. (a)                           7,700
      594  Skyline Corp.                                  17,412
    1,508  Skywest Inc.                                   37,606
    2,686  Swift Transportation Inc. (a)                  59,092
      540  Thor Industries Inc.                           15,323
    4,434  Trans World Airlines Inc. (a)                  21,893
    1,951  US Freightways Corp.                           90,356
      592  US Xpress Enterprises Inc. (a)                  6,327
    1,732  Wabash National Corp.                          33,558
    2,164  Werner Enterprises Inc.                        44,903
    1,229  Westinghouse Air Brake Co.                     31,877
      973  Winnebago Industries Inc.                      21,893
    3,766  Wisconsin Central Transportation Co. (a)       71,083

                                                                       29-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
    1,730  Yellow Corp. (a)                          $    30,708
                                                     -----------
                                                       2,000,008
                                                     -----------

UTILITIES & ENERGY (7.9%)
      972  Aerial Communications Inc. (a)                 13,122
    4,330  AGL Resources Inc.                             79,834
    2,600  Aliant Communications Inc.                    120,088
    1,405  American Mobile Satellite Corp. (a)            23,007
      100  American States Water (a)                       2,838
      815  Aquarion Co.                                   28,321
    2,040  Associated Group Inc. Class A (a)             132,855
    2,276  Atmos Energy Corp.                             56,900
    3,232  Avista Corp.                                   52,520
    1,573  Black Hills Corp.                              36,376
      866  California Water Service Group                 22,624
      200  Cascade Natural Gas Corp. (a)                   3,800
      866  Cellular Communications of Puerto Rico
             Inc. (a)                                     24,681
    1,306  Centennial Cellular Corp. (a)                  46,526
    1,297  Central Hudson Gas & Electric Corp.            54,474
    2,280  Century Communications Corp. (a)              104,880
      975  CFW Communication Co.                          23,644
      500  Chaparral Resources Inc. (a)                   19,000
      978  Cilcorp Inc.                                   61,125
    1,629  Cleco Corp.                                    49,481
    2,386  CMP Group Inc.                                 62,483
      701  Colonial Gas Co.                               25,937
    1,589  CommNet Cellular Inc. (a)                      41,711
    1,355  Commonwealth Energy Systems                    56,910
      865  Commonwealth Telephone (a)                     34,978
      759  Connecticut Energy Corp.                       29,269
      649  E 'Town Corp.                                  29,692
    1,517  Eastern Utilities Associates                   44,183
      938  Echostar Communications (a)                   143,924
    4,219  El Paso Electric Co. (a)                       37,707
    1,298  Empire District Electric Co.                   33,829
    1,949  Energen Corp.                                  36,300
    2,882  General Cable Corp.                            46,112
    2,807  General Communications Inc. (a)                19,079
    2,384  Hawaiian Electric Industries Inc.              84,632
    2,825  Idacorp Inc.                                   88,988
    2,171  Indiana Energy Inc.                            46,269
    3,847  ITC Deltacom Inc. (a)                         107,716
    1,974  IXC Communications Inc. (a)                    77,603
      982  Jones Intercable Inc. (a)                      48,118
    1,301  Laclede Gas Co.                                30,248
    1,002  LCC International Inc. (a)                      4,509
    3,360  Lincoln Electric Holdings Inc.                 68,880
    1,192  Madison Gas & Electric Co.                     24,436
    4,005  MDU Resources Group Inc.                       91,364
 SHARES                                                 VALUE
---------                                            -----------
    5,317  Minnesota Power Inc.                      $   105,675
    3,894  Nevada Power Co.                               97,350
    1,303  New Jersey Resources Corp.                     48,781
    1,086  North Pittsburgh Systems Inc.                  18,462
    1,843  Northwest Natural Gas Co.                      44,462
    1,732  Northwestern Corp.                             41,893
    5,233  NTL Inc. (a)                                  451,019
      973  NUI Corp.                                      24,325
   12,032  Ocean Energy Inc. (a)                         115,808
    2,276  Omnipoint Corp. (a)                            65,862
      900  Orange & Rockland Utilities                    52,594
      868  Otter Tail Power Co.                           33,472
      545  Pacific Gateway Exchange Inc. (a)              15,873
    2,748  Pagemart Wireless Inc. (a)                     20,782
      761  Pennsylvania Enterprises Inc.                  23,353
    2,601  Philadelphia Suburban Corp.                    59,986
    2,277  Piedmont Natural Gas Inc.                      70,872
    1,188  Powertel Inc. (a)                              35,492
    1,609  Primus Telecommunications (a)                  36,102
    3,239  Public Service Co. of New Mexico               64,375
    1,518  Public Service Co. of North Carolina
             Inc.                                         44,402
    2,720  RCN Corp. (a)                                 113,220
    2,814  Rochester Gas & Electric Corp.                 74,747
    1,320  Semco Energy Inc.                              20,378
    2,278  Sierra Pacific Resources                       82,862
    1,735  Sigcorp Inc.                                   49,556
      100  SJW Corp. (a)                                   7,963
    4,417  Skytel Inc. (a)                                92,481
      545  South Jersey Industries Inc.                   15,430
    1,336  Southern Union Co. (a)                         29,058
    2,275  Southwest Gas Corp.                            65,122
    1,943  Southwestern Energy Co.                        20,523
      794  Superior Telecom Inc.                          19,850
    2,782  Talk.com Inc. (a)                              31,298
      863  TNP Enterprises Inc.                           31,284
    2,589  UGI Corp.                                      52,265
    2,485  Unisource Energy Corporation
             Holding Co. (a)                              29,665
    1,032  United Illuminating Co.                        43,796
    3,083  United International Holdings Inc. (a)        208,488
    2,057  United Water Resources Inc.                    46,668
      425  US LEC Corp. (a)                                9,563
    2,200  US Satellite Broadcasting (a)                  40,150
      412  Verio Inc. (a)                                 28,634
    3,565  Washington Gas Light Co.                       92,690
    1,623  Western Gas Resources Inc.                     25,968
    5,437  Western Wireless Corp. (a)                    146,799
    2,915  Wicor Inc.                                     81,438
    3,124  Winstar Communications Inc. (a)               152,295
    1,952  WPS Resources Corp.                            58,560

---------
      30

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
      761  Yankee Energy Systems Inc.                $    30,202
                                                     -----------
                                                       5,442,866
                                                     -----------
TOTAL COMMON STOCKS
  (cost $62,001,879)                                  66,787,849

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS (3.5%)
2,458,000  U.S. Treasury Bills, 4.430% and 4.455%,
             July, 1999 and August, 1999
             (cost $2,448,986)                         2,449,357
                                                     -----------
TOTAL INVESTMENTS (99.9%)
  (cost $64,450,865)                                  69,237,206

CASH AND OTHER ASSETS, LESS LIABILITIES (0.1%)
                                                          82,005
                                                     -----------
NET ASSETS (100.0%)                                  $69,319,211
                                                     -----------
                                                     -----------

Notes:

(a)  Non-income producing security.
At June 30, 1999, net unrealized appreciation of $4,786,341 consisted of gross unrealized appreciation of $10,106,488 and gross unrealized depreciation of $5,320,147 based on cost of $64,450,865 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       31-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
COMMON STOCKS (95.9%)
AUSTRALIA (2.4%)
    10,149  Amcor Ltd. (a)                            $     56,307
            MISCELLANEOUS FOOD PREPARATIONS
    15,948  AMP Limited (a)                                174,013
            LIFE INSURANCE
    54,796  Ashton Mining Limited (a)                       25,705
            METAL MINING SERVICES
     3,900  Brambles Industries Ltd.                       102,546
            MISCELLANEOUS TRANSPORTATION SERVICES
    21,975  Broken Hill Proprietary (a)                    254,062
            BITUMINOUS COAL AND LIGNITE MINING
    15,573  Coca-Cola                                       62,645
            BEVERAGES
    13,000  Coles Myer Ltd. (a)                             75,492
            RETAIL STORES
    26,112  CSR Ltd.                                        74,524
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    35,244  Fosters Brewing Group Ltd.                      99,141
            MISCELLANEOUS FOOD PREPARATIONS
     7,080  Lend Lease Corporation Ltd. (a)                 97,024
            BUSINESS CREDIT INSTITUTIONS
    65,983  MIM Holdings Limited (a)                        46,643
            METAL MINING SERVICES
    17,971  National Australia Bank Ltd.                   296,814
            FOREIGN BANKING
     9,900  Newcrest Mining Limited (a)                     22,185
            GOLD AND SILVER ORES
    25,241  News Corporation Ltd. (a)                      214,947
            MISCELLANEOUS PUBLISHING
    27,165  Normandy Mining Limited (a)                     18,054
            GOLD AND SILVER ORES
     8,889  North Limited                                   17,970
            BITUMINOUS COAL AND LIGNITE MINING
    10,669  Orica Limited (a)                               58,157
            CHEMICALS AND ALLIED PRODUCTS
    24,409  Pacific Dunlop                                  35,154
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    22,998  Pioneer International Ltd. (a)                  58,495
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     5,431  Rio Tinto Ltd.                                  88,882
            MISCELLANEOUS METAL ORES
    11,500  Santos Ltd.                                     37,607
            CRUDE PETROLEUM AND NATURAL GAS
    67,038  Telstra Corporation                            383,410
            TELEPHONE COMMUNICATIONS
    12,830  Western Mining Corp. Holding Ltd. (a)           55,010
            METAL MINING SERVICES

  SHARES                                                 VALUE
----------                                            ------------

    30,711  Westfield Trust (a)                       $     62,045
            TRUSTS
    22,703  Westpac Banking Corp.                          146,988
            FOREIGN BANKING
                                                      ------------
                                                         2,563,820
                                                      ------------

AUSTRIA (.2%)
     1,455  Bank Austria AG                                 76,424
            FOREIGN BANKING
       360  OEMV AG (a)                                     32,067
            MISCELLANEOUS PRODUCTS OF PETROLEUM AND
            COAL
       820  Oest Elektrizatswirts Class A (a)              119,246
            NONCLASSIFIABLE ESTABLISHMENTS
       360  VA Technologie AG (a)                           32,572
            MACHINERY, EQUIPMENT, AND SUPPLIES
                                                      ------------
                                                           260,309
                                                      ------------

BELGIUM (1.5%)
       300  Barco Industries NV (a)                         48,230
            ELECTRIC SERVICES
       190  Bekaert SA (a)                                  81,207
            ELECTRIC SERVICES
       950  Cimenteries CBR Cementbed (a)                   87,274
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,020  Delhaize LE PS (a)                              86,718
            RETAIL STORES
       628  Electrabel                                     202,441
            ELECTRIC SERVICES
     9,445  Fortis B (a)                                   296,199
            INSURANCE CARRIERS
       850  GBL Group (a)                                  143,480
            HOLDING OFFICES
       700  NV Union Miniere SA (a)                         28,837
            METALS AND MINERALS, EXCEPT PETROLEUM
       400  Petrofina SA (a)                               229,461
            CRUDE PETROLEUM AND NATURAL GAS
     1,200  Reunies Electrobel & Tractebel                 168,079
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     1,475  Solvay Et Cie Class A NPV (a)                   97,754
            CHEMICALS AND ALLIED PRODUCTS
     2,471  UCB BB                                         105,613
            CHEMICALS AND ALLIED PRODUCTS
                                                      ------------
                                                         1,575,293
                                                      ------------

DENMARK (.8%)
       500  Aarhus Oliefabrik Class A                       13,163
            FATS AND OILS

---------
      32

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
       600  Aarhus Oliefbarik Class B                 $     16,212
            FATS AND OILS
       180  D/S 1912 Class B (a)                           159,124
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
       100  D/S Svendborg Class B (a)                      123,458
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
     1,500  Danisco                                         67,549
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       600  Den Danske Bank (a)                             64,847
            FOREIGN BANKING
       800  Novo Nordisk AS-B                               86,130
            DRUGS
     5,200  Tele Danmark                                   255,065
            TELEPHONE COMMUNICATIONS
     1,600  Unidanmark (a)                                 106,415
            FOREIGN BANKING
                                                      ------------
                                                           891,963
                                                      ------------

FINLAND (2.1%)
     4,600  Amer-Yhthymae OY Class A (a)                    66,089
            DOLLS, TOYS, GAMES AND SPORTING AND
            ATHLETIC GOODS
     3,400  Kesko OY Osake (a)                              45,697
            MISCELLANEOUS BUSINESS SERVICES
    32,100  Merita Ltd. Class A (a)                        182,158
            FOREIGN BANKING
    14,600  Nokio OYJ                                    1,278,103
            COMMUNICATIONS EQUIPMENT
     6,900  Outokumpo OY                                    77,459
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     6,100  Sampo Insurance Co.                            176,535
            INSURANCE AGENTS, BROKERS, AND SERVICE
     3,000  Tieto Corporation                              124,824
            COMPUTER PROGRAMMING & DATA PROCESSING
     8,700  UPM-Kymmene (a)                                249,091
            PAPER AND PAPER PRODUCTS
                                                      ------------
                                                         2,199,956
                                                      ------------

FRANCE (9.2%)
       531  Accor French                                   133,164
            SERVICES
       889  Air Liquide French                             139,626
            MISCELLANEOUS CHEMICAL PRODUCTS
     2,613  Alcatel                                        367,338
            COMMUNICATIONS EQUIPMENT
     4,590  AXA Company                                    559,231
            INSURANCE AGENTS, BROKERS, AND SERVICE
  SHARES                                                 VALUE
----------                                            ------------
     3,005  Banque National De Paris (a)              $    250,063
            COMMERCIAL BANKS
       774  BIC                                             40,774
            MISCELLANEOUS NON-DURABLE GOODS
       361  Bouygues                                        95,291
            MISCELLANEOUS BUSINESS SERVICES
       400  Canal Plus                                     112,094
            RADIO AND TELEVISION BROADCASTING
            STATIONS
     4,964  Carrefour Supermarche                          728,520
            GROCERY STORES
     1,200  Compagnie De Saint Goban                       190,943
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     3,477  ELF-Aquitaine                                  509,570
            OIL AND GAS FIELD SERVICES
       698  Eridania Beghin Say                             99,923
            MISCELLANEOUS FOOD PREPARATIONS
       196  Essilor International (a)                       61,184
            MISCELLANEOUS NON-DURABLE GOODS
    13,182  France Telecom SA (a)                          994,450
            TELEPHONE COMMUNICATIONS
     1,090  Groupe Danone (a)                              280,647
            MISCELLANEOUS FOOD PREPARATIONS
       500  Imetal (a)                                      74,153
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       910  L'Oreal (a)                                    614,339
            MISCELLANEOUS NON-DURABLE GOODS
     1,430  Lafarge Coppee French (a)                      135,788
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,843  Lagardere Group                                 68,521
            MISCELLANEOUS BUSINESS SERVICES
       368  LeGrand (a)                                     74,815
            MISCELLANEOUS DURABLE GOODS
     1,176  LVMH Company (a)                               343,848
            MISCELLANEOUS FOOD PREPARATIONS
     1,176  LVMH Company -- Rights (a)                      34,336
            MISCELLANEOUS FOOD PREPARATIONS
     2,049  Michelin Class B                                83,714
            TIRES AND INNER TUBES
     2,140  Paribas                                        239,573
            FOREIGN BANKING
       932  Pernod-Ricard (a)                               62,391
            MISCELLANEOUS FOOD PREPARATIONS
       779  Peugeot SA (a)                                 122,750
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     1,567  Pinault-Printemps-Redoute SA                   268,545
            DEPARTMENT STORES

                                                                       33-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
       269  Promodes                                  $    176,338
            GROCERY STORES
     5,182  Rhone Polenc Class A                           236,480
            DRUGS
       100  Sagem SA                                        66,737
            MISCELLANEOUS DURABLE GOODS
     9,230  Sanofi-Synthelabo                              391,170
            DRUGS
     2,113  Schneider SA                                   118,493
            MISCELLANEOUS DURABLE GOODS
     1,000  Seita (a)                                       57,674
            MISCELLANEOUS FOOD PREPARATIONS
       700  Sidel                                           84,997
            MISCELLANEOUS DURABLE GOODS
     1,354  Societe Generale Class A                       238,317
            FOREIGN BANKING
       433  Sodexho Alliance (a)                            74,473
            SERVICES
     1,977  Suez Lyonnaise Des Eaux-Dumex                  356,115
            MISCELLANEOUS BUSINESS SERVICES
     2,368  Thomson CSF (a)                                 82,188
            MISCELLANEOUS DURABLE GOODS
     2,933  Total Fina SA (a)                              377,888
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     2,579  Usinor Sacilor (a)                              38,381
            STEEL WORKS
     1,244  Valeo                                          102,495
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     7,021  Vivendi                                        567,989
            MISCELLANEOUS BUSINESS SERVICES
                                                      ------------
                                                         9,655,326
                                                      ------------

GERMANY (9.5%)
       950  Adidas Salomon AG                               94,171
            MISCELLANEOUS TEXTILE GOODS
       100  AGIV AG                                          2,264
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     2,900  Allianz AG Holding                             803,423
            INSURANCE AGENTS, BROKERS, AND SERVICE
       400  AMB Aachener & Muenchene                        40,578
            INSURANCE CARRIERS
       350  AXA Colonia Konzern AG                          33,163
            INSURANCE AGENTS, BROKERS, AND SERVICE
     9,600  BASF AG                                        421,188
            PLASTICS MATERIALS AND SYNTHETIC RESINS,
            SYNTHETIC
    10,650  Bayer AG                                       442,576
            CHEMICALS AND ALLIED PRODUCTS
  SHARES                                                 VALUE
----------                                            ------------
     7,400  Bayerische Hypo Vereinsbank               $    470,231
            FOREIGN BANKING
     1,800  Beiersdorf (a)                                 119,571
            CHEMICALS AND ALLIED PRODUCTS
    12,408  Daimler Chrysler AG                          1,073,433
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     6,805  Deutsche Bank AG                               414,200
            FOREIGN BANKING
    33,171  Deutsche Telekom AG                          1,392,149
            TELEPHONE COMMUNICATIONS
     7,150  Dresdner Bank AG (a)                           279,087
            FOREIGN BANKING
       850  Heidelberger Zement AG (a)                      68,720
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       950  Hochtief AG                                     43,050
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       150  Karstadt AG (a)                                 71,526
            MISCELLANEOUS NON-DURABLE GOODS
       100  Linde AG                                        59,940
            MACHINERY, EQUIPMENT, AND SUPPLIES
     4,470  Lufthansa AG (a)                                81,254
            AIR TRANSPORTATION & COURIER SERVICES
     4,000  MAN AG (a)                                     135,947
            MACHINERY, EQUIPMENT, AND SUPPLIES
     4,900  Mannesmann AG                                  730,228
            GENERAL INDUSTRIAL MACHINERY AND
            EQUIPMENT
     2,100  Merck KGAA                                      67,911
            DRUGS
     3,800  Metro AG (a)                                   241,470
            MISCELLANEOUS NON-DURABLE GOODS
       800  Muenchener Rueckver AG                         145,834
            INSURANCE CARRIERS
     2,120  Muenchener Rueckversicherungs
              Namensaktie                                  398,904
            INSURANCE CARRIERS
     2,500  Preussag AG                                    134,788
            STEEL WORKS
     5,150  RWE AG                                         238,148
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       750  SAP AG                                         256,831
            COMPUTER PROGRAMMING & DATA PROCESSING
       720  Schering AG (a)                                 76,822
            CHEMICALS AND ALLIED PRODUCTS
       400  SGL Carbon AG (a)                               30,897
            CHEMICALS AND ALLIED PRODUCTS
     7,750  Siemens AG                                     597,032
            ELECTRIAL GOODS

---------
      34

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
    13,000  Thyssen Krupp                             $    285,580
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,350  VEBA AG                                        374,080
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       250  VIAG AG (a)                                    115,864
            UTILITIES REGULATION AND ADMINISTRATION
     3,700  Volkswagen AG (a)                              236,640
            MOTOR VEHICLE DEALERS
                                                      ------------
                                                         9,977,500
                                                      ------------

HONG KONG (2.4%)
    20,200  Bank of East Asia Hong Kong (a)                 51,159
            FOREIGN BANKING
    44,000  Cathay Pacific Airways Ltd. (a)                 67,487
            AIR TRANSPORTATION & COURIER SERVICES
    30,000  Cheung Kong                                    266,796
            LAND SUBDIVIDERS AND DEVELOPERS
   172,000  Chinese Estates HL (a)                          31,252
            REAL ESTATE AGENTS AND MANAGERS
    27,500  CLP Holdings Limited (a)                       133,625
            UTILITIES REGULATION AND ADMINISTRATION
    23,700  Hang Seng Bank (a)                             264,990
            FOREIGN BANKING
    56,300  Hong Kong & China Gas                           81,635
            GAS PRODUCTION AND DISTRIBUTION
   150,000  Hong Kong Telecom                              389,565
            COMMUNICATIONS EQUIPMENT
    47,000  Hutchison Whampoa                              425,557
            MISCELLANEOUS BUSINESS SERVICES
    18,344  Hysan Development Company (a)                   27,663
            REAL ESTATE AGENTS AND MANAGERS
    14,500  Johnson Electric Holdings                       59,804
            ELECTRICAL INDUSTRIAL APPARATUS
    46,000  New World Development                          137,844
            LAND SUBDIVIDERS AND DEVELOPERS
    74,000  Sino Land Company (a)                           42,439
            REAL ESTATE AGENTS AND MANAGERS
    32,000  Sun Hung Kai Properties                        291,802
            LAND SUBDIVIDERS AND DEVELOPERS
    22,000  Swire Pacific Ltd. Class A (a)                 108,885
            MISCELLANEOUS BUSINESS SERVICES
    39,000  Wharf Holdings Ltd. (a)                        121,645
            REAL ESTATE AGENTS AND MANAGERS
                                                      ------------
                                                         2,502,148
                                                      ------------

IRELAND (.3%)
    10,593  Allied Irish Bank PLC                          140,256
            FOREIGN BANKING
  SHARES                                                 VALUE
----------                                            ------------
     4,700  CRH PLC                                   $     83,257
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     5,520  Irish Permanent PLC (a)                         56,988
            FOREIGN BANKING
    14,550  Jefferson Smurfit Group                         34,091
            PAPER AND PAPER PRODUCTS
       600  Kerry Group PLC Class A (a)                      7,106
            MISCELLANEOUS FOOD PREPARATIONS
                                                      ------------
                                                           321,698
                                                      ------------

ITALY (4.2%)
    20,537  Alitalia (a)                                    53,300
            AIR TRANSPORTATION & COURIER SERVICES
    12,544  Assicurazione Generali (a)                     434,080
            ACCIDENT AND HEALTH INSURANCE AND
            MEDICAL SERVICE
    39,500  Banca Commerciale Italiana                     288,022
            FOREIGN BANKING
    31,363  Banca Intesa SPA                               150,520
            FOREIGN BANKING
    29,000  Benetton Group                                  57,046
            APPAREL, PIECE GOODS, AND NOTIONS
    11,000  Edison SPA (a)                                  95,162
            COMMUNICATIONS SERVICES
   104,200  ENI SPA                                        621,355
            RETAIL STORES
    63,000  FIAT SPA (a)                                   199,193
            RETAIL STORES
    53,849  Istituto Nazionale Delle Assic (a)             124,784
            UTILITIES REGULATION AND ADMINISTRATION
    14,000  Italgas (a)                                     58,684
            CRUDE PETROLEUM AND NATURAL GAS
    15,400  Mediaset SPA                                   136,717
            RADIO AND TELEVISION BROADCASTING
            STATIONS
     9,170  Mediobanca Banca Di Credito (a)                 95,859
            COMMERCIAL BANKS
     1,320  Mediobanca SPA (a)                               2,882
            COMMERCIAL BANKS
    33,540  Montedison SPA                                  54,509
            RETAIL STORES
    30,400  Parmalat Finanziaria SPA (a)                    39,763
            OTHER
    32,000  Pirelli SPA (a)                                 87,005
            RETAIL STORES
     6,050  RAS SPA                                         58,695
            UTILITIES REGULATION AND ADMINISTRATION
    21,060  San Paolo -- IMI SPA                           286,304
            COMMERCIAL BANKS

                                                                       35-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
    10,000  Sirti SPA (a)                             $     48,199
            RETAIL STORES
    88,400  Telecom Italia Mobile                          527,138
            COMMUNICATIONS SERVICES
    20,400  Telecom Italia Mobile -- DRNC (a)               75,005
            COMMUNICATIONS SERVICES
    62,400  Telecom Italia SPA                             592,698
            COMMUNICATIONS SERVICES
    60,847  Unicredito Italiano SPA (a)                    266,960
            FOREIGN BANKING
    79,900  Unione Immobilistr (a)                          35,388
            REAL ESTATE OPERATORS AND LESSORS
                                                      ------------
                                                         4,389,268
                                                      ------------

JAPAN (22.8%)
     2,000  ACOM Company Ltd. (a)                          172,578
            MISCELLANEOUS BUSINESS SERVICES
     1,190  Advantest Corp. (a)                            130,688
            ELECTRICAL INDUSTRIAL APPARATUS
    10,000  Ajinomoto Company Inc. (a)                     113,951
            MISCELLANEOUS FOOD PREPARATIONS
     3,000  Alps Electronics Co. (a)                        70,228
            ELECTRICAL INDUSTRIAL APPARATUS
     5,000  Amada Company Ltd. (a)                          35,300
            MACHINERY, EQUIPMENT, AND SUPPLIES
     3,000  Amano Corp.                                     24,722
            MACHINERY, EQUIPMENT, AND SUPPLIES
     9,000  AOKI Corp. (a)                                   5,722
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,200  Aoyama Trading (a)                              37,851
            RETAIL STORES
     1,600  Arabian Oil Company (a)                         28,471
            GAS PRODUCTION AND DISTRIBUTION
    35,000  Asahi Bank Ltd. (a)                            167,622
            FOREIGN BANKING
     8,000  Asahi Breweries Ltd. (a)                        99,484
            MISCELLANEOUS FOOD PREPARATIONS
    18,000  Asahi Chemical Industry Co. (a)                 99,731
            CHEMICALS AND ALLIED PRODUCTS
    14,000  Asahi Glass Company Ltd. (a)                    90,748
            GLASS PRODUCTS
    10,000  Ashikaga Bank (a)                               19,487
            FOREIGN BANKING
    11,000  Bridgestone Corp.                              332,439
            MORTGAGE BANKERS AND BROKERS
    10,000  Canon Inc.                                     287,354
            ELECTRICAL INDUSTRIAL APPARATUS
    10,000  Chiba Bank (a)                                  36,910
            FOREIGN BANKING
  SHARES                                                 VALUE
----------                                            ------------
     8,000  Chiyoda Corp. (a)                         $     16,514
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,000  Citizen Watch Company Ltd. (a)                  52,021
            MISCELLANEOUS ELECTRICAL MACHINERY,
            EQUIPMENT, AND SUPPLIES
     2,400  Credit Saison (a)                               50,138
            RETAIL STORES
     1,300  CSK Corp. (a)                                   29,520
            SERVICES
    14,000  Dai Nippon Ink & Chemical Inc. (a)              47,628
            CHEMICALS AND ALLIED PRODUCTS
    10,000  Dai Nippon Printing Company Ltd.               159,779
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    11,000  Dai Nippon Screen (a)                           56,769
            ELECTRICAL INDUSTRIAL APPARATUS
    10,000  Daido Steel Co. (a)                             15,854
            STEEL WORKS
    13,000  Daiei Inc. (a)                                  44,440
            RETAIL STORES
     5,000  Daiichi Pharmaceutical (a)                      77,536
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     4,000  Daikin Industries Ltd. (a)                      46,406
            MACHINERY, EQUIPMENT, AND SUPPLIES
     8,000  Daimaru Inc. (a)                                39,106
            RETAIL STORES
    12,000  Daiwa House Industry (a)                       126,138
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    17,000  Daiwa Securities (a)                           112,299
            MISCELLANEOUS INVESTING
    12,000  Denso Corporation                              243,756
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
        45  East Japan Rail (a)                            241,526
            MISCELLANEOUS TRANSPORTATION SERVICES
     4,000  Ebaba Corporation (a)                           47,529
            MACHINERY, EQUIPMENT, AND SUPPLIES
     4,000  Eisai Company Ltd.                              78,775
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     2,700  Fanuc Co.                                      144,915
            ELECTRICAL INDUSTRIAL APPARATUS
    44,000  Fuji Bank (a)                                  306,645
            FOREIGN BANKING
     6,000  Fuji Photo Film                                226,910
            MOTION PICTURE PRODUCTION AND ALLIED
            SERVICES
     9,000  Fujikura Ltd. (a)                               42,954
            NONFERROUS FOUNDRIES (CASTING)
    23,000  Fujitsu Ltd.                                   462,449
            COMMUNICATIONS EQUIPMENT

---------
      36

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
    15,000  Furkukawa Electric (a)                    $     68,742
            OIL AND GAS FIELD SERVICES
    10,000  Gakken 9470 (a)                                 18,166
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     9,000  Gunma Bank (a)                                  56,479
            FOREIGN BANKING
    27,000  Haseko Corporation (a)                          22,963
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       500  Hirose Electronics Company Ltd.                 51,856
            ELECTRICAL INDUSTRIAL APPARATUS
    41,000  Hitachi Ltd.                                   384,252
            ELECTRICAL INDUSTRIAL APPARATUS
    13,000  Honda Motor Company Ltd.                       550,679
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     2,000  Hoya Corp. (a)                                 112,795
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS
    34,000  Industrial Bank of Japan                       269,518
            FOREIGN BANKING
     4,000  Isetan (a)                                      34,450
            RETAIL STORES
     5,000  ITO Yokado Co.                                 334,420
            RETAIL STORES
    22,000  Itochu Corp. (a)                                54,679
            MISCELLANEOUS DURABLE GOODS
    24,000  Japan Airlines (a)                              79,270
            AIR TRANSPORTATION & COURIER SERVICES
    12,000  Joyo Bank (a)                                   46,670
            FOREIGN BANKING
     5,000  Jusco Co.                                       90,830
            RETAIL STORES
    16,000  Kajima Corp. (a)                                58,131
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     7,000  Kaneka Corporation (a)                          65,893
            CHEMICALS AND ALLIED PRODUCTS
    11,500  Kansai Electric Power (a)                      218,406
            ELECTRIC SERVICES
     8,000  KAO Corp.                                      224,598
            CHEMICALS AND ALLIED PRODUCTS
    22,000  Kawasaki Heavy Industries (a)                   59,585
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    44,000  Kawasaki Steel (a)                              82,108
            STEEL WORKS
     5,000  Kinden Corporation (a)                          53,879
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    22,000  Kinki Nippon Railway (a)                       108,088
            MISCELLANEOUS TRANSPORTATION SERVICES
  SHARES                                                 VALUE
----------                                            ------------
    14,000  Kirin Brewery Company Ltd. (a)            $    167,623
            MISCELLANEOUS FOOD PREPARATIONS
     3,000  Kokuyo Company Ltd. (a)                         48,305
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    12,000  Komatsu Ltd. (a)                                76,595
            MACHINERY, EQUIPMENT, AND SUPPLIES
    20,000  Kurabo Industries (a)                           26,754
            MISCELLANEOUS TEXTILE GOODS
     2,000  Kurita Water Industries (a)                     35,837
            MACHINERY, EQUIPMENT, AND SUPPLIES
     2,300  Kyocera Corp.                                  134,842
            ELECTRICAL INDUSTRIAL APPARATUS
    12,000  Kyowa Hakko Kogyo (a)                           68,668
            CHEMICALS AND ALLIED PRODUCTS
    21,000  Marubeni Corp. (a)                              43,871
            SERVICES
     6,000  Marui Co. (a)                                   99,088
            RETAIL STORES
    26,000  Matsushita Electric Industries                 504,520
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
     6,000  Minebea Company Ltd. (a)                        66,884
            MISCELLANEOUS ELECTRICAL MACHINERY,
            EQUIPMENT, AND SUPPLIES
    26,000  Mitsubishi Chemical Corp. (a)                   89,955
            CHEMICALS AND ALLIED PRODUCTS
    18,000  Mitsubishi Corp. (a)                           121,878
            MISCELLANEOUS BUSINESS SERVICES
    27,000  Mitsubishi Electric (a)                        103,669
            ELECTRICAL INDUSTRIAL APPARATUS
    16,000  Mitsubishi Estate Company Ltd. (a)             156,030
            REAL ESTATE OPERATORS AND LESSORS
    40,000  Mitsubishi Heavy                               162,172
            ENGINES AND TURBINES
    31,000  Mitsubishi Materials Corp. (a)                  69,369
            NONFERROUS FOUNDRIES (CASTING)
    15,000  Mitsubishi Paper (a)                            28,116
            PULP MILLS
    17,000  Mitsubishi Trust                               165,080
            FOREIGN BANKING
     4,000  Mitsubishi Warehouse Transport                  44,953
            PUBLIC WAREHOUSING AND STORAGE
    18,000  Mitsui & Co.                                   125,446
            MISCELLANEOUS DURABLE GOODS
    16,000  Mitsui Engineering (a)                          18,099
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    14,000  Mitsui Fudosan                                 113,291
            REAL ESTATE OPERATORS AND LESSORS
    16,000  Mitsui Marine & Fire Insurance (a)              78,610
            INSURANCE CARRIERS
     7,000  Mitsui Mining & Smelting (a)                    36,126
            NONFERROUS FOUNDRIES (CASTING)

                                                                       37-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
    20,000  Mitsui OSK Lines Ltd.                     $     42,938
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    23,000  Mitsui Trust & Banking                          36,655
            FOREIGN BANKING
    14,000  Mitsukoshi (a)                                  60,806
            RETAIL STORES
     3,000  Murata Manufacturing Company Ltd. (a)          197,184
            ELECTRICAL INDUSTRIAL APPARATUS
     7,000  Mycal Corp. (a)                                 43,928
            RETAIL STORES
    26,000  Nagoya Railroad Company Ltd. (a)                85,446
            MISCELLANEOUS TRANSPORTATION SERVICES
    20,000  NEC Corp. (a)                                  248,544
            ELECTRICAL INDUSTRIAL APPARATUS
     6,000  NGK Insulators Ltd. (a)                         62,623
            GLASS PRODUCTS
     5,000  Nikon Corp. (a)                                 81,747
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS
     3,000  Nippon Comsys Corp. (a)                         48,677
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    13,000  Nippon Express Co. (a)                          77,825
            MISCELLANEOUS TRANSPORTATION SERVICES
    11,000  Nippon Fire & Marine Insurance (a)              37,241
            INSURANCE CARRIERS
    56,000  Nippon Light Metal Co. (a)                      83,698
            NONFERROUS FOUNDRIES (CASTING)
    19,000  Nippon Mitsubishi Oil Corp.                     80,013
            CRUDE PETROLEUM AND NATURAL GAS
    16,000  Nippon Paper Industries Co. (a)                 83,366
            PULP MILLS
    64,000  Nippon Steel Corp. (a)                         148,499
            STEEL WORKS
     1,630  Nippon Telegraph and Telephone Corp. (a)     1,911,234
            COMMUNICATIONS SERVICES
    17,000  Nippon Yusen Kabushiki Kaish (a)                65,414
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    35,000  Nissan Motors                                  167,045
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    10,000  Nisshinbo Industries Inc. (a)                   45,498
            MISCELLANEOUS TEXTILE GOODS
     3,000  Nitto Denko Corp. (a)                           62,921
            ELECTRICAL INDUSTRIAL APPARATUS
    67,000  NKK Corporation (a)                             54,773
            STEEL WORKS
    24,000  Nomura Securities Company Ltd.                 280,814
            MISCELLANEOUS INVESTING
  SHARES                                                 VALUE
----------                                            ------------
     9,000  NSK Ltd. (a)                              $     49,345
            MACHINERY, EQUIPMENT, AND SUPPLIES
    14,000  Odakyu Railway (a)                              46,819
            MISCELLANEOUS TRANSPORTATION SERVICES
    11,000  Ohbayashi-Gumi Corp. (a)                        55,316
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    14,000  OJI Paper Company Ltd. (a)                      80,921
            PULP MILLS
     3,000  Olympus Optical (a)                             44,317
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS
     3,000  Omron Corp.                                     52,021
            ELECTRICAL INDUSTRIAL APPARATUS
     5,000  Onward Kashiyama Company Ltd. (a)               54,911
            MISCELLANEOUS TEXTILE GOODS
       800  Orix Corp. (a)                                  71,343
            MISCELLANEOUS BUSINESS SERVICES
    32,000  Osaka Gas Company Ltd. (a)                     108,598
            ELECTRIC SERVICES
     3,000  Pioneer Electric Corp. (a)                      58,338
            ELECTRICAL INDUSTRIAL APPARATUS
    28,000  Renown Inc. (a)                                 39,304
            MISCELLANEOUS TEXTILE GOODS
     1,000  Rohm Company                                   156,476
            ELECTRICAL INDUSTRIAL APPARATUS
    52,000  Sakura Bank Ltd. (a)                           197,085
            FOREIGN BANKING
     6,000  Sankyo Company Ltd.                            151,109
            DRUGS
    26,000  Sanyo Electric Company Ltd. (a)                105,628
            ELECTRICAL INDUSTRIAL APPARATUS
     2,000  Secom Company Ltd.                             208,084
            ELECTRONIC COMPONENTS AND ACCESSORIES
     1,700  Sega Enterprises (a)                            22,474
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     4,000  Seiyu (a)                                       22,130
            RETAIL STORES
     8,000  Sekisui Chemical (a)                            46,373
            CHEMICALS AND ALLIED PRODUCTS
    11,000  Sekisui House Ltd.                             118,624
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,000  Seventy Seven Bank (a)                          52,516
            FOREIGN BANKING
    15,000  Sharp Corp. (a)                                177,119
            ELECTRICAL INDUSTRIAL APPARATUS
     2,000  Shimano Industrial (a)                          47,314
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    12,000  Shimizu Corp. (a)                               46,769
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT

---------
      38

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
     5,000  Shin-Etsu Chemical Co. (a)                $    167,211
            CHEMICALS AND ALLIED PRODUCTS
    10,000  Shionogi & Company Ltd. (a)                     79,022
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     6,000  Shiseido Co. (a)                                89,872
            CHEMICALS AND ALLIED PRODUCTS
     9,000  Shizuoka Bank (a)                               89,625
            FOREIGN BANKING
    35,000  Showa Denko KK (a)                              44,797
            CHEMICALS AND ALLIED PRODUCTS
       800  SMC Corporation (a)                             89,509
            MACHINERY, EQUIPMENT, AND SUPPLIES
     5,200  Sony Corp.                                     560,340
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
    40,000  Sumitomo Bank (a)                              495,768
            FOREIGN BANKING
    20,000  Sumitomo Chemical Co. (a)                       91,656
            CHEMICALS AND ALLIED PRODUCTS
    13,000  Sumitomo Corp. (a)                              95,000
            MISCELLANEOUS NON-DURABLE GOODS
    10,000  Sumitomo Electric Industries (a)               113,620
            ELECTRICAL INDUSTRIAL APPARATUS
     9,000  Sumitomo Heavy Industries (a)                   20,066
            MACHINERY, EQUIPMENT, AND SUPPLIES
    12,000  Sumitomo Marine & Fire (a)                      72,334
            INSURANCE CARRIERS
    13,000  Sumitomo Metal (a)                              53,672
            NONFERROUS FOUNDRIES (CASTING)
    62,000  Sumitomo Metal Industries (a)                   77,308
            STEEL WORKS
    14,000  Taiheiyo Cement Corporation                     40,114
            CEMENT, HYDRAULIC
    15,000  Taisei Corp. (a)                                32,946
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     5,000  Taisho Pharmaceutical Company Ltd. (a)         165,146
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     2,000  Taiyo Yuden Company Ltd. (a)                    32,798
            ELECTRICAL INDUSTRIAL APPARATUS
     6,000  Takashimaya Co. (a)                             57,322
            RETAIL STORES
    11,000  Takeda Chemical Industries Ltd.                509,557
            DRUGS
    17,000  Teijin Limited (a)                              68,784
            MISCELLANEOUS TEXTILE GOODS
    60,000  The Bank of Tokyo Mitsubishi                   853,638
            FOREIGN BANKING
    16,000  Tobu Railway Company Ltd. (a)                   45,317
            MISCELLANEOUS TRANSPORTATION SERVICES
  SHARES                                                 VALUE
----------                                            ------------
     8,000  TOEI (a)                                  $     32,699
            MOTION PICTURE PRODUCTION AND ALLIED
            SERVICES
       600  TOHO Co.                                        87,693
            SERVICES
     6,900  Tohoku Electric Power (a)                      104,379
            ELECTRIC SERVICES
    29,000  Tokai Bank (a)                                 165,228
            FOREIGN BANKING
    20,000  Tokio Marine & Fire Insurance (a)              217,166
            INSURANCE CARRIERS
     1,000  Tokyo Broadcasting                              14,450
            SERVICES
     6,000  Tokyo Dome Corp. (a)                            34,780
            SERVICES
    16,000  Tokyo Electric Power Company Inc. (a)          337,558
            ELECTRIC SERVICES
     2,000  Tokyo Electron Ltd. (a)                        135,585
            SERVICES
    41,000  Tokyo Gas (a)                                  100,889
            GAS PRODUCTION AND DISTRIBUTION
     4,000  Tokyo Steel Manufacturing (a)                   21,006
            STEEL WORKS
     7,000  Tokyo Tatemono Company Ltd. (a)                 16,184
            REAL ESTATE OPERATORS AND LESSORS
    44,000  Tokyu Corp. (a)                                110,814
            MISCELLANEOUS TRANSPORTATION SERVICES
    10,000  Toppan Printing Co. (a)                        111,556
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    18,000  Toray Industries Inc. (a)                       90,070
            MISCELLANEOUS TEXTILE GOODS
     3,000  Tostem Corporation (a)                          57,595
            METALS AND MINERALS, EXCEPT PETROLEUM
     6,000  Toto Ltd. (a)                                   46,324
            GLASS PRODUCTS
     3,000  Toyo Seikan (a)                                 67,379
            METALS AND MINERALS, EXCEPT PETROLEUM
     3,000  Toyoda Automatic Loom Works (a)                 50,906
            GENERAL INDUSTRIAL MACHINERY AND
            EQUIPMENT
    48,000  Toyota Motor Co.                             1,518,019
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
    17,000  UBE Industries Ltd.                             36,638
            CHEMICALS AND ALLIED PRODUCTS
     1,300  UNI Charm (a)                                   56,356
            CHEMICALS AND ALLIED PRODUCTS
    27,000  Unitika Ltd. (a)                                24,524
            MISCELLANEOUS TEXTILE GOODS
     3,000  UNY Company Ltd. (a)                            45,085
            RETAIL STORES

                                                                       39-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
     9,000  Wacoal Corp.                              $     91,557
            MISCELLANEOUS TEXTILE GOODS
     4,000  Yamaguchi Bank (a)                              36,167
            FOREIGN BANKING
     3,000  Yamaha Corp.                                    36,043
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     5,000  Yamanouchi Pharmaceutical                      191,157
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     6,000  Yamato Transport Company Ltd. (a)              104,537
            MISCELLANEOUS TRANSPORTATION SERVICES
     5,000  Yamazaki Baking Co.                             62,013
            MISCELLANEOUS FOOD PREPARATIONS
     4,000  Yokogawa Electric (a)                           23,616
            ELECTRICAL INDUSTRIAL APPARATUS
    16,000  Yokohama Bank (a)                               41,088
            FOREIGN BANKING
                                                      ------------
                                                        24,089,437
                                                      ------------
NETHERLANDS (5.8%)
    18,192  ABN Amro Holdings                              393,455
            MORTGAGE BANKERS AND BROKERS
    16,102  Aegon NV                                     1,174,187
            LIFE INSURANCE
     3,443  AKZO Dutch                                     144,674
            MISCELLANEOUS CHEMICAL PRODUCTS
     1,048  Buhrmann NV                                     17,053
            PAPER AND PAPER PRODUCTS
     7,460  Elsevier                                        86,435
            MISCELLANEOUS PUBLISHING
     1,192  Getronics NV                                    45,791
            COMPUTER PROGRAMMING & DATA PROCESSING
     4,637  Heineken NV                                    237,110
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
       700  IHC Caland NV                                   27,395
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    11,900  ING Groep NV                                   643,428
            COMMERCIAL BANKS
     1,266  KLM Royal Dutch (a)                             35,791
            AIR TRANSPORTATION & COURIER SERVICES
     7,944  Koninklijke Ahold NV                           273,262
            GROCERY STORES
     6,213  Koninklijke NV                                 291,144
            TELEPHONE COMMUNICATIONS
     4,133  Koninklijke Philips Electronics                407,141
            ELECTRONIC COMPONENTS AND ACCESSORIES
     1,500  OCE NV                                          38,158
            COMPUTER AND OFFICE EQUIPMENT
  SHARES                                                 VALUE
----------                                            ------------
    27,014  Royal Dutch Petroleum Co.                 $  1,580,270
            OIL AND GAS FIELD SERVICES
     6,155  TNT Post Group (a)                             146,748
            MISCELLANEOUS TRANSPORTATION SERVICES
     7,326  Unilever NV                                    493,068
            MISCELLANEOUS NON-DURABLE GOODS
     3,130  Wolters Kluwer NV                              124,430
            MISCELLANEOUS PUBLISHING
                                                      ------------
                                                         6,159,540
                                                      ------------

NEW ZEALAND (.2%)
   135,700  Brierley Investments Ltd. (a)                   38,050
            MISCELLANEOUS INVESTING
    12,400  Fletcher Challenge Energy (a)                   33,588
            OIL AND GAS FIELD SERVICES
    25,400  Telecom Corp. of New Zealand                   108,847
            TELEPHONE COMMUNICATIONS
                                                      ------------
                                                           180,485
                                                      ------------

NORWAY (.3%)
     2,100  Aker AS Class A                                 28,552
            MISCELLANEOUS BUSINESS SERVICES
     1,400  Aker AS Class B (a)                             17,434
            MISCELLANEOUS BUSINESS SERVICES
    11,300  Christiania BK OG Kreditkass (a)                40,635
            FOREIGN BANKING
     1,600  DY Bergesen (a)                                 23,584
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
     3,100  Norsk Hydro ASA (a)                            116,992
            MISCELLANEOUS BUSINESS SERVICES
     3,300  Orkla AS Class A                                51,367
            GROCERIES AND RELATED PRODUCTS
     2,600  Petroleum Geo-Services (a)                      39,150
            MISCELLANEOUS BUSINESS SERVICES
     4,300  Storebrand ASA (a)                              28,959
            INSURANCE CARRIERS
                                                      ------------
                                                           346,673
                                                      ------------

PORTUGAL (.4%)
     2,281  Banco Espirito Santo                            52,998
            MISCELLANEOUS INVESTING
     7,167  EDP PL (a)                                     128,877
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     2,210  Jeronimo, Martins & Filho                       72,903
            MISCELLANEOUS FOOD STORES
     4,104  Portgual Telecom -- Rights (a)                      42
            COMMUNICATIONS SERVICES
     4,104  Portugal Telecom                               166,743
            COMMUNICATIONS SERVICES

---------
      40

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
     1,600  Sonae Industria E Investimento            $     54,346
            SERVICES
                                                      ------------
                                                           475,909
                                                      ------------

SINGAPORE (.9%)
    10,000  City Developments                               64,023
            REAL ESTATE AGENTS AND MANAGERS
     1,000  Creative Technology Limited (a)                 13,040
            COMPUTER PROGRAMMING & DATA PROCESSING
    17,000  DBS Land Ltd. (a)                               33,951
            REAL ESTATE AGENTS AND MANAGERS
    15,000  Development Bank of Singapore                  183,260
            FOREIGN BANKING
    32,000  First Capital Corp. -- Singapore (a)            49,808
            REAL ESTATE AGENTS AND MANAGERS
    14,000  Natsteel Ltd. (a)                               24,506
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    12,000  Overseas Chinese Banking Corp.                 100,088
            FOREIGN BANKING
    16,000  Singapore Airlines Ltd.                        152,246
            AIR TRANSPORTATION & COURIER SERVICES
     8,000  Singapore Press Holdings                       136,270
            NEWSPAPERS: PUBLISHING, OR PUBLISHING
            AND PRINTING
    65,000  Singapore Telecom Ltd.                         111,482
            TELEPHONE COMMUNICATIONS
    11,000  United Overseas Bank                            76,887
            FOREIGN BANKING
                                                      ------------
                                                           945,561
                                                      ------------

SPAIN (2.9%)
     1,000  Acerinox SA (a)                                 29,198
            METALS AND MINERALS, EXCEPT PETROLEUM
     1,119  Actividades De Construccion                     31,992
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       133  Actividades De Construccion -- Rights
              (a)                                            3,511
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       199  ALBA Corp. Finance (a)                          32,177
            HOLDING OFFICES
     7,404  Argentaria Caja Postal Y Banco                 168,444
            FOREIGN BANKING
     4,800  Autopistas Concesionaria (a)                    56,109
            AUTOMOBILE PARKING
    28,101  Banco Bilbao Vizcaya SA                        405,467
            FOREIGN BANKING
    48,530  Banco Santader SA                              504,809
            FOREIGN BANKING
  SHARES                                                 VALUE
----------                                            ------------
     1,491  El Aguila Accion (a)                      $     14,250
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
    12,692  Endesa SA (a)                                  270,318
            ELECTRIC SERVICES
     1,027  Fomento De Construc Y Contra (a)                58,703
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     2,009  Gas Natural SDG SA                             145,869
            GAS PRODUCTION AND DISTRIBUTION
     1,104  General De Aguas D'Barcelona (a)                57,419
            WATER SUPPLY
    11,679  I. Iberdrola SA                                177,656
            ELECTRIC SERVICES
    12,600  Repsol SA                                      256,939
            OIL AND GAS FIELD SERVICES
     3,214  Tabacalera SA Class A                           64,878
            TOBACCO STEMMING AND REDRYING
    14,923  Telefonica                                     717,893
            COMMUNICATIONS SERVICES
     4,637  Union Electrica Fenosa SA                       60,555
            ELECTRIC SERVICES
                                                      ------------
                                                         3,056,187
                                                      ------------

SWEDEN (2.4%)
     2,431  ABB Ltd. (a)                                   227,640
            RAILROADS
     2,400  AGA AB                                          29,965
            CHEMICALS AND ALLIED PRODUCTS
     2,200  AGA AB Class B                                  27,209
            CHEMICALS AND ALLIED PRODUCTS
     1,900  Atlas Copco AB Class A (a)                      51,810
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     3,700  Drott AB Class B (a)                            30,071
            REAL ESTATE AGENTS AND MANAGERS
     6,300  Electrolux Class B                             132,089
            HOUSEHOLD APPLIANCES
    25,600  Ericsson AB Class B                            821,696
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     6,850  Forenings Sparbanken Class A (a)                96,823
            FOREIGN BANKING
    10,880  Hennes & Mauritz                               269,124
            FAMILY CLOTHING STORES
       100  Hennes & Mauritz AB Class B                      2,474
            MISCELLANEOUS APPAREL AND ACCESSORY
            STORES
     5,200  Securitas AB Class B                            77,788
            MISCELLANEOUS BUSINESS SERVICES

                                                                       41-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
     7,000  Skandia Forsakrings AB                    $    131,100
            INSURANCE AGENTS, BROKERS, AND SERVICE
     8,700  Skandinaviska Enskilda Bankn Class A (a)       101,452
            FOREIGN BANKING
     3,000  Skanska Class B (a)                            113,254
            REAL ESTATE AGENTS AND MANAGERS
     3,400  Svenska Cellulosa AB-B (a)                      88,106
            OTHER
     8,990  Svenska Handelsbanken Class A                  108,010
            FOREIGN BANKING
     2,800  Volvo Akttiebolag Class A (a)                   80,803
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
     5,000  Volvo Akttiebolag Class B                      145,175
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
                                                      ------------
                                                         2,534,589
                                                      ------------

SWITZERLAND (6.4%)
        40  ABB AG (a)                                      12,863
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     1,621  ABB Ltd.                                       152,733
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
       240  Addecco SA                                     128,578
            SERVICES
        80  Alusuis-Lonza Holdings                          93,231
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     3,420  Credit Suisse Group (a)                        591,684
            FOREIGN BANKING
       150  Gebruder Sulzer AG (a)                          91,166
            MACHINERY, EQUIPMENT, AND SUPPLIES
        90  Holderbank Finan Glaris Class B (a)            106,216
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       500  Nestle                                         900,730
            MISCELLANEOUS FOOD PREPARATIONS
       870  Novartis AG                                  1,270,155
            DRUGS
       180  Roche Holdings AG (a)                          296,363
            CHEMICALS AND ALLIED PRODUCTS
       890  Roche Holdings AG -- Genusschein               914,699
            DRUGS
       170  Sairgroup                                       35,589
            AIR TRANSPORTATION & COURIER SERVICES
       185  SCHW Rueckversicherungs                        352,188
            INSURANCE CARRIERS
        30  SGS Soc Gen Surviellance Class B                31,064
            SERVICES
       180  SMH AG (a)                                     121,092
            ELECTRONIC COMPONENTS AND ACCESSORIES
  SHARES                                                 VALUE
----------                                            ------------
       960  Swisscom AG (a)                           $    361,192
            TELEPHONE COMMUNICATIONS
       300  The Swatch Group AG                             42,834
            ELECTRONIC COMPONENTS AND ACCESSORIES
     2,703  Union Bank of Switzerland (a)                  806,632
            FOREIGN BANKING
       710  Zuerich Allied AG                              403,666
            INSURANCE CARRIERS
                                                      ------------
                                                         6,712,675
                                                      ------------

UNITED KINGDOM (21.2%)
    17,871  Abbey National (a)                             335,494
            FOREIGN BANKING
    21,413  Allied Zurich PLC (a)                          269,172
            HOLDING OFFICES
     5,416  AMEC PLC (a)                                    21,940
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     4,486  Anglian Water PLC                               49,603
            WATER SUPPLY
    12,470  Arjo Wiggins Appleton PLC (a)                   43,242
            PAPER AND PAPER PRODUCTS
     9,691  Associated British Foods PLC                    64,080
            MISCELLANEOUS FOOD PREPARATIONS
    31,222  Astrazeneca PLC                              1,210,333
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
    14,718  BAA PLC (a)                                    141,515
            AIRPORTS, FLYING FIELDS, AND AIRPORT
            TERMINAL SERVICES
    19,490  Barclay's PLC                                  567,108
            COMMERCIAL BANKS
     8,193  Barratt Developments PLC (a)                    46,232
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    12,362  Bass PLC                                       179,364
            EATING AND DRINKING PLACES
     7,013  BBA Group (a)                                   53,834
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    49,113  BG PLC                                         299,977
            GAS PRODUCTION AND DISTRIBUTION
    12,530  Blue Circle Industries PLC                      83,346
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     5,677  BOC Group (a)                                  110,959
            CHEMICALS AND ALLIED PRODUCTS
    13,810  Boots Co. PLC (a)                              164,021
            RETAIL STORES

---------
      42

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
     7,760  BPB Industries PLC                        $     45,991
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    22,351  British Aerospace PLC                          145,062
            AIRCRAFT AND PARTS
    15,057  British Airways PLC                            103,893
            MISCELLANEOUS TRANSPORTATION SERVICES
    28,771  British American Tobacco (a)                   270,514
            CIGARETTES
     6,175  British Land Company PLC (a)                    51,635
            REAL ESTATE AGENTS AND MANAGERS
   123,216  British Petroleum Co. PLC                    2,208,265
            CRUDE PETROLEUM AND NATURAL GAS
    21,604  British Sky Broadcasting PLC (a)               200,403
            COMMUNICATIONS SERVICES
    23,960  British Steel (a)                               62,032
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    82,096  British Telecommunications PLC               1,375,560
            TELEPHONE COMMUNICATIONS
     3,700  Burmah Castrol PLC                              70,219
            OIL AND GAS FIELD SERVICES
    31,719  Cable & Wireless (a)                           404,224
            TELEPHONE COMMUNICATIONS
    26,734  Cadbury Schweppes PLC                          170,242
            MISCELLANEOUS FOOD PREPARATIONS
     9,771  Carlton Communications (a)                      81,011
            COMMUNICATIONS SERVICES
    51,032  Centrica PLC                                   119,854
            METAL MINING SERVICES
    17,687  Commercial Union PLC                           255,512
            INSURANCE CARRIERS
     9,335  Compass Group PLC                               92,553
            EATING AND DRINKING PLACES
    45,259  Diageo PLC                                     472,622
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
     7,147  Electrocomponents PLC                           52,778
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    18,304  Elementis (a)                                   30,006
            CHEMICALS AND ALLIED PRODUCTS
    10,620  EMI Group PLC (a)                               85,205
            PHOTOGRAPHIC STUDIOS
    15,526  FKI Babcock                                     48,225
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    35,125  General Electric PLC (a)                       358,215
            ELECTRONIC COMPONENTS AND ACCESSORIES
     9,040  GKN PLC                                        154,319
            MOTOR VEHICLES, PARTS AND SUPPLIES
    46,089  Glaxo Wellcome PLC                           1,280,776
            DRUGS
  SHARES                                                 VALUE
----------                                            ------------
    12,625  Granada Group PLC                         $    234,224
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    12,900  Great Universal Stores                         142,945
            RETAIL STORES
    23,082  Halifax PLC                                    275,419
            FOREIGN BANKING
     5,116  Hammerson Property Investment &
              Development (a)                               38,305
            REAL ESTATE AGENTS AND MANAGERS
    12,010  Hanson Trust PLC                               106,674
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    22,328  Hilton Group PLC                                88,515
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    36,268  HSBC Holdings PLC                            1,284,162
            FOREIGN BANKING
     7,486  IMI PLC (a)                                     30,345
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     9,702  Imperial Chemical Industries (a)                95,885
            CHEMICALS AND ALLIED PRODUCTS
    50,132  Invensys PLC                                   237,260
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    23,423  J. Sainsbury PLC (a)                           147,682
            MISCELLANEOUS FOOD STORES
     4,055  Johnson Matthey PLC                             39,628
            ELECTRONIC COMPONENTS AND ACCESSORIES
    17,937  Kingfisher PLC                                 206,394
            NONSTORE RETAILERS
     6,500  Land Securities PLC (a)                         87,395
            REAL ESTATE AGENTS AND MANAGERS
    65,852  Legal and General PLC                          167,633
            INVESTMENT OFFICES
    69,288  Lloyds TSB Group PLC                           939,247
            FOREIGN BANKING
    11,477  London & Scotland Marine Oil (a)                26,232
            OIL AND GAS FIELD SERVICES
    37,178  Marks & Spencer PLC                            215,067
            RETAIL STORES
     5,484  MEPC PLC                                        44,604
            REAL ESTATE AGENTS AND MANAGERS
     7,303  Misys PLC                                       62,506
            COMPUTER PROGRAMMING & DATA PROCESSING
    18,460  National Grid Group PLC (a)                    128,465
            ELECTRIC SERVICES
    16,156  National Power PLC                             117,651
            ELECTRIC SERVICES
     5,412  Next PLC (a)                                    65,729
            RETAIL STORES

                                                                       43-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                                 VALUE
----------                                            ------------
     4,020  Ocean Group PLC                           $     66,533
            MISCELLANEOUS TRANSPORTATION SERVICES
     7,534  Pearson PLC                                    153,074
            COMMUNICATIONS SERVICES
     8,536  Peninsular & Orient Steam Navigation (a)       128,157
            MISCELLANEOUS TRANSPORTATION SERVICES
    26,601  Pilkington PLC (a)                              38,710
            FLAT GLASS
    25,293  Prudential Corp.                               372,366
            LIFE INSURANCE
     6,394  Railtrack Group PLC                            130,718
            HOLDING OFFICES
    13,548  Rank Group (a)                                  53,868
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    13,875  Reed International Ltd.                         92,566
            HOLDING OFFICES
    38,011  Rentokil Initial PLC                           148,289
            MISCELLANEOUS BUSINESS SERVICES
    18,366  Reuters Group PLC                              241,581
            SECURITIES & COMMODITIES EXCHANGE
            SERVICES
     9,201  Rexam PLC                                       37,272
            PAPER AND PAPER PRODUCTS
    16,075  Rio Tinto PLC (a)                              269,470
            METAL MINING SERVICES
     3,746  RMC Group PLC (a)                               60,315
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    20,787  Rolls Royce PLC (a)                             87,975
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    11,466  Royal Bank of Scotland Group PLC               233,506
            FOREIGN BANKING
    19,747  Royal Sun Alliance Insurance Group PLC         177,109
            INSURANCE CARRIERS
    17,714  Safeway PLC (a)                                 70,991
            MISCELLANEOUS FOOD STORES
     4,350  Schroders PLC (a)                               88,862
            MISCELLANEOUS INVESTING
    12,074  Scottish & Southern Energy PLC (a)             123,515
            ELECTRIC SERVICES
    10,884  Scottish Newcastle Breweries PLC               113,314
            EATING AND DRINKING PLACES
    16,366  Scottish Power PLC                             141,366
            ELECTRIC SERVICES
     6,520  Slough Estates PLC (a)                          36,998
            REAL ESTATE AGENTS AND MANAGERS
    71,503  Smithkline Beecham PLC                         929,260
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
  SHARES                                                 VALUE
----------                                            ------------
     4,477  Smiths Industries                         $     59,136
            ELECTRONIC COMPONENTS AND ACCESSORIES
    11,062  St. James Place Capital PLC (a)                 40,976
            MISCELLANEOUS INVESTING
    15,902  Stagecoach Holdings                             56,961
            MISCELLANEOUS TRANSPORTATION SERVICES
    22,793  Tarmac PLC (a)                                  42,753
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     8,627  Tate & Lyle PLC (a)                             54,053
            SUGAR AND CONFECTIONERY PRODUCTS
    86,164  Tesco PLC                                      221,717
            MISCELLANEOUS FOOD STORES
     5,074  Thames Water PLC (a)                            80,458
            WATER SUPPLY
     7,443  TI Group PLC (a)                                49,861
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    36,773  Unilever PLC                                   327,202
            MISCELLANEOUS FOOD PREPARATIONS
     7,767  United Utilities PLC (a)                        94,391
            WATER SUPPLY
    40,008  Vodafone Group PLC                             788,278
            TELEPHONE COMMUNICATIONS
    13,016  Williams PLC                                    85,964
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     8,838  Wolseley PLC (a)                                66,520
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
                                                      ------------
                                                        22,325,388
                                                      ------------
TOTAL COMMON STOCKS
  (cost $88,963,850)                                   101,163,725
PREFERRED STOCK (.5%)
AUSTRALIA (.2%)
    21,257  News Corporation Ltd.                          161,640
            COMMUNICATIONS SERVICES
       953  Westfield Trust                                  1,914
            TRUSTS
                                                      ------------
                                                           163,554
                                                      ------------
GERMANY (.3%)
     1,750  RWE (a)                                         61,099
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       550  SAP AG (a)                                     219,497
            COMPUTER PROGRAMMING & DATA PROCESSING
     1,050  Volkswagen AG                                   38,768
            AUTOMOTIVE SERVICES, EXCEPT REPAIR
                                                      ------------
                                                           319,364
                                                      ------------
TOTAL PREFERRED STOCK
  (cost $470,260)                                          482,918

---------
      44

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
SHORT-TERM INVESTMENTS (3.5%)
$3,697,000  U.S. Treasury Bills 4.430% and 4.455%,
              due July, 1999 and August, 1999
              (cost $3,683,557)                       $  3,683,663
                                                      ------------
TOTAL INVESTMENTS (99.9%)
  (cost $93,117,667)                                   105,330,306
CASH AND OTHER ASSETS, LESS
  LIABILITIES (0.1%)                                       110,224
                                                      ------------
NET ASSETS (100.0%)                                   $105,440,530
                                                      ------------
                                                      ------------

(a)  Non-income producing security.
At June 30, 1999, net unrealized appreciation of $12,212,639 consisted of gross unrealized appreciation of $15,546,227 and gross unrealized depreciation of $3,333,588 based on cost of $93,117,667 for federal income tax purposes.

INTERNATIONAL FUND INDUSTRY CLASSES

                INDUSTRY                     VALUE        %
----------------------------------------  ------------  ------
Banks                                     $ 14,867,793   14.10%
Communications                              14,456,192   13.71%
Machinery, Manufacturing & Construction     11,994,255   11.38%
Consumer Goods & Services                   10,112,090    9.59%
Healthcare                                   8,073,296    7.66%
Mining & Refining                            7,656,349    7.26%
Transportation                               7,143,067    6.77%
Insurance                                    5,928,318    5.62%
Retail                                       5,223,866    4.96%
Real Estate and Other Financial              4,368,581    4.14%
Agriculture, Foods & Beverage                4,318,229    4.10%
Energy & Utilities                           3,510,028    3.33%
Chemicals                                    2,935,453    2.78%
Other                                        1,059,126    1.00%
                                          ------------  ------
Total Stocks                               101,646,643   96.40%
Short-term Investments                       3,683,663    3.50%
Cash and Other Assets, Less Liabilities        110,224    0.10%
                                          ------------  ------
Net Assets                                $105,440,530  100.00%
                                          ------------  ------
                                          ------------  ------

                See accompanying notes to financial statements.

                                                                       45-------

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

SHARES                                                VALUE
-------                                            -----------
COMMON STOCKS (99.6%)
837,274  State Farm Variable Product Trust Bond
           Fund                                    $ 8,180,166
953,968  State Farm Variable Product Trust Large
           Cap Equity Index Fund                    13,670,366
                                                   -----------
TOTAL COMMON STOCKS
  (cost $20,727,067)                                21,850,532

CASH AND OTHER ASSETS, LESS LIABILITIES (0.4%)
                                                        84,581
                                                   -----------
NET ASSETS (100.0%)                                $21,935,113
                                                   -----------
                                                   -----------

Notes:
At June 30, 1999, net unrealized appreciation of $1,123,465 consisted of gross unrealized appreciation of $1,302,052 and gross unrealized depreciation of $178,587 based on cost of $20,727,067 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      46

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                   COUPON       MATURITY
  AMOUNT                                     RATE          DATE            VALUE
----------                                  ------  ------------------  -----------
CORPORATE BONDS (88.6%)
AGRICULTURE, FOODS, & BEVERAGE (3.9%)
$2,000,000  Dean Foods Company               6.750% June 15, 2005       $ 1,993,920
                                                                        -----------

AUTOMOTIVE (4.7%)
   500,000  Ford Motor Credit Company        6.500% February 28, 2002       501,175
 1,500,000  General Motors Acceptance
              Corp.                          6.150% April 5, 2007         1,432,080
   500,000  Paccar Financial Corp.           5.970% November 15, 2001       496,985
                                                                        -----------
                                                                          2,430,240
                                                                        -----------

BUILDING MATERIALS & CONSTRUCTION (5.2%)
   750,000  Masco Corp.                      6.125% September 15, 2003      737,415
 2,000,000  Vulcan Materials Company         5.750% April 1, 2004         1,942,680
                                                                        -----------
                                                                          2,680,095
                                                                        -----------

CHEMICALS (8.2%)
 1,000,000  Air Products & Chemicals Inc.    6.250% June 15, 2003           985,310
 1,000,000  BF Goodrich Co.                  6.600% May 15, 2009            960,560
   825,000  Dow Capital                      7.375% July 15, 2002           838,093
   500,000  E.I. du Pont de Nemours and
              Company                        6.000% March 6, 2003           492,170
 1,000,000  Praxair Inc.                     6.900% November 1, 2006        985,120
                                                                        -----------
                                                                          4,261,253
                                                                        -----------

COMMERCIAL SERVICE/SUPPLY (2.2%)
   350,000  Pitney Bowes Credit              5.650% January 15, 2003        342,884
   850,000  Xerox Corporation                5.500% November 15, 2003       818,116
                                                                        -----------
                                                                          1,161,000
                                                                        -----------

COMPUTERS (2.6%)
 1,500,000  International Business
              Machines Corporation           5.375% February 1, 2009      1,365,885
                                                                        -----------

CONSUMER & MARKETING (8.6%)
 2,000,000  Clorox Co.                       8.800% July 15, 2001         2,097,220
 1,000,000  Colgate Palmolive Co.            6.000% August 15, 2003         987,660
   150,000  Kimberly Clark Corp.             8.625% May 1, 2001             156,738
   425,000  Mattel Inc.                      6.000% July 15, 2003           414,842
   500,000  McDonald's Corporation           5.900% May 11, 2001            498,020
   300,000  The Procter & Gamble Company     5.250% September 15, 2003      289,095
                                                                        -----------
                                                                          4,443,575
                                                                        -----------

ELECTRONIC/ELECTRICAL MFG. (4.7%)
   500,000  Emerson Electric Co.             5.500% September 15, 2008      460,800
 2,000,000  Raytheon Co.                     5.950% March 15, 2001        1,991,120
                                                                        -----------
                                                                          2,451,920
                                                                        -----------

FINANCIAL SERVICES (3.5%)
   300,000  Associates Corp. of North
              America                        5.875% May 16, 2001            297,759
   500,000  Household Finance                5.875% November 1, 2002        490,135

                                                                       47-------

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                   COUPON       MATURITY
  AMOUNT                                     RATE          DATE            VALUE
----------                                  ------  ------------------  -----------
$1,000,000  Sears Roebuck Acceptance Corp.   7.140% May 2, 2003         $ 1,018,600
                                                                        -----------
                                                                          1,806,494
                                                                        -----------

FOREST PRODUCTS (6.3%)
 2,000,000  International Paper Co.          7.875% August 1, 2006        2,080,800
   500,000  Mead Corporation                 6.600% March 1, 2002           501,235
   660,000  Westvaco Corp.                   9.650% March 1, 2002           708,206
                                                                        -----------
                                                                          3,290,241
                                                                        -----------

HEALTH CARE (1.8%)
   500,000  Abbott Laboratories              5.400% September 15, 2008      459,985
   500,000  Warner Lambert Co.               5.750% January 15, 2003        491,395
                                                                        -----------
                                                                            951,380
                                                                        -----------

MACHINERY & MANUFACTURING (8.5%)
   300,000  AlliedSignal Inc.                9.875% June 1, 2002            326,370
   400,000  Caterpillar Finance              6.750% July 10, 2001           404,044
 1,425,000  Dover Corp.                      6.250% June 1, 2008          1,376,650
 1,500,000  Parker Hannifin Corp.            5.650% September 15, 2003    1,457,460
   900,000  TRW Inc.                         6.730% July 11, 2007           863,325
                                                                        -----------
                                                                          4,427,849
                                                                        -----------

MEDIA & BROADCASTING (2.7%)
   500,000  New York Times                   5.000% October 8, 2003         476,425
   406,000  The Walt Disney Company          6.375% March 30, 2001          408,335
   500,000  Tribune Co.                      5.750% September 15, 2003      486,785
                                                                        -----------
                                                                          1,371,545
                                                                        -----------

MINING & METALS (0.9%)
   500,000  ALCOA Inc.                       6.125% June 15, 2005           484,600
                                                                        -----------

OIL, GAS, & OTHER ENERGY (4.5%)
 2,270,000  Mobil Corp.                      8.375% February 12, 2001     2,352,424
                                                                        -----------

RETAILERS (4.1%)
   500,000  Sherwin Williams Co.             6.500% February 1, 2002        502,735
 1,550,000  Wal-Mart Stores Inc.             8.625% April 1, 2001         1,615,550
                                                                        -----------
                                                                          2,118,285
                                                                        -----------

TELECOM & TELECOM EQUIPMENT (11.6%)
   750,000  Ameritech Capital Funding
              Corp.                          5.650% January 15, 2001        746,775
 1,250,000  Ameritech Capital Funding
              Corp.                          6.125% October 15, 2001      1,249,363
 1,000,000  AT&T Corp.                       7.000% May 15, 2005          1,015,000
 1,000,000  Bellsouth Telecommunications     6.500% June 15, 2005         1,003,170
   200,000  Nortel Networks Corp.            6.875% October 1, 2002         203,316
 1,500,000  Southwestern Bell                6.250% October 15, 2002      1,496,940
   300,000  Worldcom Inc.                    6.125% August 15, 2001         298,467
                                                                        -----------
                                                                          6,013,031
                                                                        -----------

UTILITIES & ENERGY (4.6%)
 1,000,000  Carolina Power & Light Co.       7.875% April 15, 2004        1,052,060

---------
      48

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                   COUPON       MATURITY
  AMOUNT                                     RATE          DATE            VALUE
----------                                  ------  ------------------  -----------
$  300,000  Georgia Power                    6.000% March 1, 2000       $   300,465
   500,000  Public Service Co. of Colorado   6.240% November 27, 2000       500,695
   500,000  Virginia Electric & Power        7.375% July 1, 2002            512,990
                                                                        -----------
                                                                          2,366,210
                                                                        -----------
TOTAL CORPORATE BONDS
  (cost $47,239,173)                                                     45,969,947
LONG-TERM U.S. TREASURY OBLIGATIONS (3.0%)
 1,500,000  U.S. Treasury Notes
              (cost $1,595,984)              7.500% May 15, 2002          1,571,580
                                                                        -----------
SHORT-TERM INVESTMENTS (7.7%)
 1,200,000  General Motors Acceptance
              Corp.                          4.900% July 6, 1999          1,201,636
 2,000,000  General Electric Capital Corp.   4.700% July 1, 1999          2,001,830
   777,282  Chase Vista Treasury Plus
              Money Market Fund              4.580% July 1, 1999            777,282
                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $3,980,748)                                                       3,980,748
                                                                        -----------
TOTAL INVESTMENTS (99.3%)
  (cost $52,815,905)                                                     51,522,275

CASH AND OTHER ASSETS, LESS LIABILITIES (0.7%)                              350,849
                                                                        -----------
NET ASSETS (100.0%)                                                     $51,873,124
                                                                        -----------
                                                                        -----------

Notes:
At June 30, 1999, net unrealized depreciation of $1,293,630 consisted of gross unrealized appreciation of $1,024 and gross unrealized depreciation of $1,294,654 based on cost of $52,815,905 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       49-------

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                        COUPON            MATURITY
  AMOUNT                                          RATE               DATE            VALUE
----------                                  -----------------  -----------------  -----------
SHORT-TERM INVESTMENTS (100.9%)
AGRICULTURE, FOODS, & BEVERAGE (9.1%)
$1,270,000  Coca-Cola Company                    4.780%          July 22, 1999    $ 1,266,459
 1,470,000  Sara Lee Corporation                 4.820%          July 6, 1999       1,469,016
                                                                                  -----------
                                                                                    2,735,475
                                                                                  -----------
AUTOMOTIVE (9.5%)
 1,440,000  Ford Motor Credit Co.                4.870%         August 19, 1999     1,444,691
 1,435,000  General Motors Acceptance
              Corp.                              4.900%         August 6, 1999      1,441,672
                                                                                  -----------
                                                                                    2,886,363
                                                                                  -----------
CHEMICALS (4.8%)
 1,460,000  E.I. du Pont de Nemours and
              Company                            4.890%        September 9, 1999    1,446,118
                                                                                  -----------
COMPUTERS (4.6%)
 1,360,000  International Business
              Machines Corporation               4.843%          July 8, 1999       1,377,567
                                                                                  -----------
ELECTRONIC/ELECTRICAL MFG. (4.5%)
 1,345,000  General Electric Capital Corp.       4.810%        September 2, 1999    1,355,139
                                                                                  -----------
FINANCIAL SERVICES (7.0%)
 1,285,000  Associates Corp. of North
              America                            4.825%         August 12, 1999     1,298,090
   808,556  Chase Vista Treasury Plus
              Money Market Fund                  4.580%          July 1, 1999         808,556
                                                                                  -----------
                                                                                    2,106,646
                                                                                  -----------
HEALTH CARE (14.0%)
 1,395,000  Abbott Laboratories                  4.770%          July 13, 1999      1,392,782
 1,375,000  Johnson & Johnson (a)                4.760%        October 21, 1999     1,354,638
 1,485,000  Pfizer Inc. (a)                      4.900%          July 20, 1999      1,481,159
                                                                                  -----------
                                                                                    4,228,579
                                                                                  -----------
MACHINERY & MANUFACTURING (4.8%)
 1,440,000  John Deere Credit Co.           4.863% and 4.917%    July 29, 1999      1,456,800
                                                                                  -----------
OIL, GAS, & OTHER ENERGY (8.7%)
 1,460,000  Chevron Corporation                  4.912%         August 26, 1999     1,464,382
 1,175,000  Shell Oil Co.                        4.850%         August 10, 1999     1,168,668
                                                                                  -----------
                                                                                    2,633,050
                                                                                  -----------
RETAILERS (4.7%)
 1,400,000  Sears Roebuck Acceptance Corp.       4.850%         August 5, 1999      1,407,921
                                                                                  -----------
TELECOM & TELECOM EQUIPMENT (4.4%)
 1,350,000  Ameritech Corp.                      4.780%          July 26, 1999      1,345,519
                                                                                  -----------
U.S. GOVERNMENT (24.8%)
 1,500,000  Freddie Mac                          4.740%          July 1, 1999       1,500,000
 2,000,000  Freddie Mac                          4.770%          July 1, 1999       2,000,000
 2,000,000  Freddie Mac                          5.030%          July 26, 1999      1,993,014
 2,000,000  Freddie Mac                          4.850%         August 23, 1999     1,985,719
                                                                                  -----------
                                                                                    7,478,733
                                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $30,457,910)                                                               30,457,910
LIABILITIES, LESS CASH AND OTHER ASSETS (-0.9%)                                      (278,371)
                                                                                  -----------
NET ASSETS (100.0%)                                                               $30,179,539
                                                                                  -----------
                                                                                  -----------

(a) Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $2,835,797, or 9.4% of net assets.

                See accompanying notes to financial statements.

---------
      50

                 (This page has been left blank intentionally.)

                                                                       51-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                   06/30/1999
                                  (UNAUDITED)

                            LARGE CAP
                           EQUITY INDEX
                               FUND
                           ------------
ASSETS
  Investments in
    securities:
    At identified cost     $124,708,397
                           ------------
                           ------------
    At value               $140,001,031
  Cash                              847
  Foreign currency at
    value (cost $351,780)            --
  Receivable for:
    Dividends and
     interest                   117,006
    Shares of the Fund
     sold                       487,682
    Securities sold             694,895
    Expense cap
     reimbursement                   --
    Variation margin            357,275
    Prepaid expenses              4,080
                           ------------
    Total assets            141,662,816
                           ------------
LIABILITIES AND NET
  ASSETS
  Dividends payable to
    shareowners                      --
  Payable for:
    Securities purchased      1,277,769
    Manager                      80,915
    Other                         9,935
                           ------------
    Total liabilities         1,368,619
                           ------------
  Net assets applicable
    to shares outstanding
    of common stock         140,294,197
                           ------------
  Fund shares outstanding     9,788,975
  Net asset value,
    offering price and
    redemption price per
    share                  $      14.33
                           ------------
                           ------------
ANALYSIS OF NET ASSETS
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital  $121,763,149
  Accumulated net
    realized gain (loss)      2,110,037
  Net unrealized
    appreciation
    (depreciation)           15,725,284
  Undistributed net
    investment income           695,727
                           ------------
    Net assets applicable
     to shares
     outstanding           $140,294,197
                           ------------
                           ------------

                See accompanying notes to financial statements.

---------
      52

                             SMALL CAP     INTERNATIONAL      STOCK & BOND                               MONEY
                           EQUITY INDEX     EQUITY INDEX        BALANCED               BOND              MARKET
                               FUND             FUND              FUND                 FUND               FUND
                           -------------   --------------   -----------------   ------------------   --------------
ASSETS
  Investments in
    securities:
    At identified cost        64,450,865       93,117,667       20,727,067              52,815,905       30,457,910
                           -------------   --------------   -----------------   ------------------   --------------
                           -------------   --------------   -----------------   ------------------   --------------
    At value                  69,237,206      105,330,306       21,850,532              51,522,275       30,457,910
  Cash                               322              138               13                      --               --
  Foreign currency at
    value (cost $351,780)             --          345,964               --                      --               --
  Receivable for:
    Dividends and
     interest                     81,786          263,060           84,568                 828,928            3,407
    Shares of the Fund
     sold                        152,047               --           99,053                 189,568           61,568
    Securities sold              521,826           34,755               --                      --               --
    Expense cap
     reimbursement                    --            1,942            7,340                      --               --
    Variation margin              36,375               --               --                      --               --
    Prepaid expenses               1,390               --               --                   1,217              868
                           -------------   --------------   -----------------   ------------------   --------------
    Total assets              70,030,952      105,976,165       22,041,506              52,541,988       30,523,753
                           -------------   --------------   -----------------   ------------------   --------------
LIABILITIES AND NET
  ASSETS
  Dividends payable to
    shareowners                       --               --               --                 595,882          301,727
  Payable for:
    Securities purchased         627,519          313,260           99,053                      --               --
    Manager                       68,073          201,067               --                  60,167           29,293
    Other                         16,149           21,308            7,340                  12,815           13,194
                           -------------   --------------   -----------------   ------------------   --------------
    Total liabilities            711,741          535,635          106,393                 668,864          344,214
                           -------------   --------------   -----------------   ------------------   --------------
  Net assets applicable
    to shares outstanding
    of common stock           69,319,211      105,440,530       21,935,113              51,873,124       30,179,539
                           -------------   --------------   -----------------   ------------------   --------------
  Fund shares outstanding      6,702,499        8,757,262        1,802,344               5,310,271       30,179,539
  Net asset value,
    offering price and
    redemption price per
    share                          10.34            12.04            12.17                    9.77             1.00
                           -------------   --------------   -----------------   ------------------   --------------
                           -------------   --------------   -----------------   ------------------   --------------
ANALYSIS OF NET ASSETS
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital     64,717,087       92,449,390       20,648,794              53,185,743       30,179,539
  Accumulated net
    realized gain (loss)        (554,616)         159,423           (8,563)                (18,989)              --
  Net unrealized
    appreciation
    (depreciation)             4,849,791       12,206,407        1,123,465              (1,293,630)              --
  Undistributed net
    investment income            306,949          625,310          171,417                      --               --
                           -------------   --------------   -----------------   ------------------   --------------
    Net assets applicable
     to shares
     outstanding              69,319,211      105,440,530       21,935,113              51,873,124       30,179,539
                           -------------   --------------   -----------------   ------------------   --------------
                           -------------   --------------   -----------------   ------------------   --------------

                See accompanying notes to financial statements.

                                                                       53-------

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS


SIX MONTHS ENDED JUNE 30,
1999                                  LARGE CAP                    SMALL CAP
(UNAUDITED) AND                      EQUITY INDEX                EQUITY INDEX
FOR THE PERIOD FROM THE DATE             FUND                        FUND
OF INCEPTION TO               --------------------------   -------------------------
DECEMBER 31, 1998                 1999          1998          1999          1998
----------------------------  ------------   -----------   -----------   -----------
DATE OF INCEPTION                              1/22/98                     1/29/98
INVESTMENT INCOME:
  Dividends                   $    575,324       328,684       355,143       443,671
  Interest                         270,587       130,191        80,083        41,268
                              ------------   -----------   -----------   -----------
                                   845,911       458,875       435,226       484,939
  Less: foreign withholding
    taxes                           10,725         1,833           124           108
                              ------------   -----------   -----------   -----------
    Total investment income        835,186       457,042       435,102       484,831
EXPENSES:
  Investment advisory and
    management fees                121,729        46,527       105,736       118,508
  Professional fees                 10,564        11,083         9,269        10,834
  Fidelity bond expense              1,014         1,114         1,048         1,253
  Trustees' fees                     2,408         4,909         2,408         4,909
  Reports to shareowners               791         1,499           807         1,499
  Security valuation fees            4,654         8,866        13,547        24,587
  Custodian fees                        --            --            --            --
  Index license fees                 2,484         5,000         2,493         5,119
  Fund accounting expense               --            --            --            --
  Other                                 --            31            --            27
                              ------------   -----------   -----------   -----------
    Total expenses                 143,644        79,029       135,308       166,736
    Less: expense
      reimbursement                     --            --         3,138        16,690
                              ------------   -----------   -----------   -----------
    Net expenses                   143,644        79,029       132,170       150,046
                              ------------   -----------   -----------   -----------
  Net investment income            691,542       378,013       302,932       334,785
REALIZED AND UNREALIZED GAIN
  (LOSS) :
    Accumulated net realized
      gain (loss) on sales
      of investments               145,998        22,524      (885,259)      860,154
    Accumulated net realized
      gain (loss) on forward
      foreign currency
      contracts                         --            --            --            --
    Accumulated net realized
      gain (loss) on foreign
      currency transactions             --            --            --            --
    Accumulated net realized
      gain (loss) on futures
      contracts                  1,694,966       246,549       264,589       (38,747)
    Net unrealized gain on
      open futures contracts         7,050       425,600         4,900        58,550
    Net unrealized
      appreciation or
      depreciation on
      investments and
      foreign currency
      transactions               8,483,613     6,809,021     5,829,883    (1,043,542)
                              ------------   -----------   -----------   -----------
  Net realized and
    unrealized gain (loss)
    on investments              10,331,627     7,503,694     5,214,113      (163,585)
                              ------------   -----------   -----------   -----------
  Net change in net assets
    resulting from
    operations                $ 11,023,169     7,881,707     5,517,045       171,200
                              ------------   -----------   -----------   -----------
                              ------------   -----------   -----------   -----------

                See accompanying notes to financial statements.

---------
      54


                                    INTERNATIONAL              STOCK & BOND                                          MONEY
                                     EQUITY INDEX                BALANCED                   BOND                    MARKET
                                         FUND                      FUND                     FUND                     FUND
                              --------------------------   ---------------------   -----------------------   ---------------------
                                 1999           1998         1999        1998         1999         1998        1999        1998
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
                                              1/22/98                   1/29/98                   1/22/98                 1/29/98
INVESTMENT INCOME:
  Dividends                     1,202,631      1,210,085     126,960      47,205            --          --          --          --
  Interest                         72,243         87,600          --          --     1,109,322     750,590     594,098     638,747
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
                                1,274,874      1,297,685     126,960      47,205     1,109,322     750,590     594,098     638,747
  Less: foreign withholding
    taxes                         108,458        104,517          --          --            --          --          --          --
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
    Total investment income     1,166,416      1,193,168     126,960      47,205     1,109,322     750,590     594,098     638,747
EXPENSES:
  Investment advisory and
    management fees               247,083        325,393          --          --        96,717      51,817      48,162      39,751
  Professional fees                12,059         18,200       2,838       5,245         7,772      10,807       6,917      10,562
  Fidelity bond expense             1,077          2,070         925         575           501         821         547         702
  Trustees' fees                    2,594          4,500       2,408       4,909         2,408       4,909       2,408       4,908
  Reports to shareowners              744          1,414         778       1,002           791       1,499         807       1,503
  Security valuation fees          28,304         44,336          --          --         1,923       1,859         163         237
  Custodian fees                   56,443         91,529       1,302       2,178         1,188       3,139       1,259       3,541
  Index license fees                5,217         10,001          --          --            --          --          --          --
  Fund accounting expense          26,956         51,372          --          --            --          --          --          --
  Other                                --             --          --          --            --          15          --          13
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
    Total expenses                380,477        548,815       8,251      13,909       111,300      74,866      60,263      61,217
    Less: expense
      reimbursement                43,545        107,042       8,251      13,909            --          --          62      10,516
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
    Net expenses                  336,932        441,773          --          --       111,300      74,866      60,201      50,701
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
  Net investment income           829,484        751,395     126,960      47,205       998,022     675,724     533,897     588,046
REALIZED AND UNREALIZED GAIN
  (LOSS) :
    Accumulated net realized
      gain (loss) on sales
      of investments               42,029        117,394      (2,374)     (6,189)       (1,865)    (17,124)         --          --
    Accumulated net realized
      gain (loss) on forward
      foreign currency
      contracts                  (131,231)       105,894          --          --            --          --          --          --
    Accumulated net realized
      gain (loss) on foreign
      currency transactions       153,134       (187,378)         --          --            --          --          --          --
    Accumulated net realized
      gain (loss) on futures
      contracts                        --             --          --          --            --          --          --          --
    Net unrealized gain on
      open futures contracts           --             --          --          --            --          --          --          --
    Net unrealized
      appreciation or
      depreciation on
      investments and
      foreign currency
      transactions              2,391,044      9,815,363     775,865     347,600    (1,499,235)    205,605          --          --
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
  Net realized and
    unrealized gain (loss)
    on investments              2,454,976      9,851,273     773,491     341,411    (1,501,100)    188,481          --          --
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
  Net change in net assets
    resulting from
    operations                  3,284,460     10,602,668     900,451     388,616      (503,078)    864,205     533,897     588,046
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------
                              -----------   ------------   ---------   ---------   -----------   ---------   ---------   ---------

                See accompanying notes to financial statements.

                                                                       55-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)


SIX MONTHS ENDED JUNE 30,
1999                               LARGE CAP                 SMALL CAP
(UNAUDITED) AND                  EQUITY INDEX               EQUITY INDEX
FOR THE PERIOD FROM THE              FUND                       FUND
DATE OF INCEPTION TO       -------------------------  ------------------------
DECEMBER 31, 1998              1999         1998         1999         1998
-------------------------  ------------  -----------  -----------  -----------
DATE OF INCEPTION                          1/22/98                   1/29/98
FROM OPERATIONS:
  Net investment income    $    691,542      378,013      302,932      334,785
  Accumulated net
    realized gain (loss)      1,840,964      269,073     (620,670)     821,407
  Net unrealized
    appreciation
    (depreciation)            8,490,663    7,234,621    5,834,783     (984,992)
                           ------------  -----------  -----------  -----------
Net change in net assets
  resulting from
  operations                 11,023,169    7,881,707    5,517,045      171,200
DISTRIBUTIONS TO
  SHAREOWNERS FROM AND IN
  EXCESS OF:
  Net investment income              --     (373,828)          --     (330,768)
  Net realized gain                  --           --           --     (755,353)
                           ------------  -----------  -----------  -----------
Total distributions to
  shareowners                        --     (373,828)          --   (1,086,121)
FROM FUND SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold                     76,416,915   30,942,223   22,319,336   11,591,139
  Reinvestment of
    distributions                    --      373,828           --    1,086,121
                           ------------  -----------  -----------  -----------
                             76,416,915   31,316,051   22,319,336   12,677,260
  Less payments for
    shares redeemed             450,609      519,208      142,606      136,903
                           ------------  -----------  -----------  -----------
Net increase in net
  assets from Fund share
  transactions               75,966,306   30,796,843   22,176,730   12,540,357
                           ------------  -----------  -----------  -----------
Total increase in net
  assets                     86,989,475   38,304,722   27,693,775   11,625,436
                           ------------  -----------  -----------  -----------
NET ASSETS:
  Beginning of period        53,304,722   15,000,000   41,625,436   30,000,000
                           ------------  -----------  -----------  -----------
  End of period+           $140,294,197   53,304,722   69,319,211   41,625,436
                           ------------  -----------  -----------  -----------
                           ------------  -----------  -----------  -----------
+Includes undistributed
  (distribution in excess
  of) net investment
  income of                $    695,727        4,185      306,949        4,017
                           ------------  -----------  -----------  -----------
                           ------------  -----------  -----------  -----------

                See accompanying notes to financial statements.

---------
      56


                                 INTERNATIONAL             STOCK & BOND                                           MONEY
                                 EQUITY INDEX                BALANCED                    BOND                     MARKET
                                     FUND                      FUND                      FUND                      FUND
                           -------------------------  -----------------------  ------------------------  ------------------------
                               1999         1998         1999         1998        1999         1998         1999         1998
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
                                           1/22/98                  1/29/98                   1/22/98                   1/29/98
FROM OPERATIONS:
  Net investment income         829,484      751,395      126,960      47,205      998,022      675,724      533,897      588,046
  Accumulated net
    realized gain (loss)         63,932       35,910       (2,374)     (6,189)      (1,865)     (17,124)          --           --
  Net unrealized
    appreciation
    (depreciation)            2,391,044    9,815,363      775,865     347,600   (1,499,235)     205,605           --           --
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Net change in net assets
  resulting from
  operations                  3,284,460   10,602,668      900,451     388,616     (503,078)     864,205      533,897      588,046
DISTRIBUTIONS TO
  SHAREOWNERS FROM AND IN
  EXCESS OF:
  Net investment income              --     (895,988)          --      (2,748)    (998,022)    (675,724)    (533,897)    (588,046)
  Net realized gain                  --           --           --          --           --           --           --           --
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Total distributions to
  shareowners                        --     (895,988)          --      (2,748)    (998,022)    (675,724)    (533,897)    (588,046)
FROM FUND SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold                     25,508,512   12,288,814   15,853,906   5,522,631   28,441,105   14,570,954   12,672,839    8,868,290
  Reinvestment of
    distributions                    --      895,988           --       2,748      998,022      675,724      533,897      588,046
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
                             25,508,512   13,184,802   15,853,906   5,525,379   29,439,127   15,246,678   13,206,736    9,456,336
  Less payments for
    shares redeemed              49,574      194,350      394,056     336,535      732,289      767,773    1,708,614      774,919
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Net increase in net
  assets from Fund share
  transactions               25,458,938   12,990,452   15,459,850   5,188,844   28,706,838   14,478,905   11,498,122    8,681,417
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Total increase in net
  assets                     28,743,398   22,697,132   16,360,301   5,574,712   27,205,738   14,667,386   11,498,122    8,681,417
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS:
  Beginning of period        76,697,132   54,000,000    5,574,812         100   24,667,386   10,000,000   18,681,417   10,000,000
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
  End of period+            105,440,530   76,697,132   21,935,113   5,574,812   51,873,124   24,667,386   30,179,539   18,681,417
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
+Includes undistributed
  (distribution in excess
  of) net investment
  income of                     625,309     (226,077)     171,417      44,457           --           --           --           --
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------

                See accompanying notes to financial statements.

                                                                       57-------

                       STATE FARM VARIABLE PRODUCT TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. OBJECTIVE

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The LARGE CAP EQUITY INDEX FUND (LARGE CAP FUND) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks-Registered Trademark- (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The SMALL CAP EQUITY INDEX FUND (SMALL CAP FUND) seeks to match the performance of the Russell 2000 Small Stock Index-Registered Trademark- (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The INTERNATIONAL EQUITY INDEX FUND (INTERNATIONAL FUND) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index-Registered Trademark-(the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The STOCK AND BOND BALANCED FUND (BALANCED FUND) seeks long-term growth of capital, balanced with current income.

The BOND FUND (BOND FUND) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in quality bonds issued by domestic companies.

The MONEY MARKET FUND (MONEY MARKET FUND) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation, or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or its delegate.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time, but sometimes earlier).

---------
      58

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds' intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for foreign currency transactions.

The accumulated net realized loss on sales of investments in the Bond Fund at December 31, 1998, amounting to $17,124, is available to offset future taxable gains. If not applied, the capital loss carryover will expire in 2006.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statement of operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3. TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Equity Index Fund                         .26% of average daily net assets

Small Cap Equity Index Fund                         .40% of average daily net assets

International Equity Index Fund                     .55% of average daily net assets

Stock and Bond Balanced Fund                        None

Bond Fund                                           .50% of average daily net assets

Money Market Fund                                   .40% of average daily net assets

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager will receive investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

                                                                       59-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Investment advisory and management fees and expenses reimbursed were as follows:

                                      SIX MONTHS ENDED                  PERIOD ENDED
                                        JUNE 30, 1999                 DECEMBER 31, 1998
                                -----------------------------   -----------------------------
                                  INVESTMENT                      INVESTMENT
                                 ADVISORY AND        FEES        ADVISORY AND        FEES
FUND                            MANAGEMENT FEE    REIMBURSED    MANAGEMENT FEE    REIMBURSED
------------------------------  ---------------   -----------   ---------------   -----------

Large Cap Equity Index Fund         $121,729             --           46,527              --

Small Cap Equity Index Fund          105,736          3,138          118,508          16,690

International Equity Index
  Fund                               247,083         43,545          325,393         107,042

Stock and Bond Balanced Fund              --          8,251               --          13,909

Bond Fund                             96,717             --           51,817              --

Money Market Fund                     48,162             62           39,751          10,516

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors (Barclay's) as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for the following trustees' fees paid to the Trust's independent trustees:

                                          SIX MONTHS ENDED       PERIOD ENDED
                                            JUNE 30, 1999     DECEMBER 31, 1998
                                          -----------------   ------------------

Large Cap Equity Index Fund                     $2,400               4,500

Small Cap Equity Index Fund                      2,400               4,500

International Equity Index Fund                  2,400               4,500

Stock and Bond Balanced Fund                     2,400               4,500

Bond Fund                                        2,400               4,500

Money Market Fund                                2,400               4,500

---------
      60

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS

Investment transactions (exclusive of short-term instruments) were as follows:

                                          SIX MONTHS ENDED       PERIOD ENDED
                                            JUNE 30, 1999     DECEMBER 31, 1998
                                          -----------------   ------------------

LARGE CAP EQUITY INDEX FUND

  Purchases                                  $79,097,312           36,104,771

  Proceeds from sales                          2,228,104            1,671,512

SMALL CAP EQUITY INDEX FUND

  Purchases                                   25,802,104           52,304,379

  Proceeds from sales                          3,812,006           12,266,263

INTERNATIONAL EQUITY INDEX FUND

  Purchases                                   26,280,194           68,386,025

  Proceeds from sales                          1,454,700            3,948,180

STOCK AND BOND BALANCED FUND:

  Large Cap Equity Index Fund

    Purchases                                  9,374,125            3,275,491

    Proceeds from sales                           98,215              177,057

  Bond Fund

    Purchases                                  6,309,916            2,239,590

    Proceeds from sales                           65,477              122,744

BOND FUND

  Purchases                                   29,723,575           24,106,604

  Proceeds from sales                          1,523,798            3,284,209

5. FUTURES AND FOREIGN CURRENCY CONTRACTS

The Large Cap and Small Cap Funds had the following open futures contracts at June 30, 1999:

                                                                                                UNREALIZED
                                            NUMBER OF   CONTRACT                 EXPIRATION      GAIN AT
FUND                          TYPE          CONTRACTS    AMOUNT     POSITION        MONTH       06/30/1999
--------------------  --------------------  ---------  -----------  ---------  ---------------  ----------


Large Cap Equity
  Index Fund          S&P 500 Index            38      $12,693,500    Long      September '99    $432,650

Small Cap Equity
  Index Fund          Russell 2000 Index       10        2,246,550    Long      September '99      63,450

The aggregate market value of investments pledged to cover margin requirements for the open positions at June 30, 1999 were $13,126,150 and $2,310,000 in the Large Cap and Small Cap Funds respectively.

                                                                       61-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares:

                              LARGE CAP EQUITY           SMALL CAP EQUITY          INTERNATIONAL EQUITY
                                 INDEX FUND                 INDEX FUND                  INDEX FUND
                           -----------------------   -------------------------   -------------------------
                              SIX                       SIX                         SIX
                            MONTHS       PERIOD        MONTHS        PERIOD        MONTHS        PERIOD
                             ENDED       ENDED         ENDED         ENDED         ENDED         ENDED
                           JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                             1999         1998          1999          1998          1999          1998
                           ---------  ------------   ----------   ------------   ----------   ------------

Shares sold                5,659,250    2,676,195     2,353,908     1,262,394     2,169,052     1,129,477

Shares issued in
  reinvestment of
  ordinary income
  dividends and capital
  gain distributions              --       30,183            --       115,711            --        80,998
                           ---------  ------------   ----------   ------------   ----------   ------------

                           5,659,250    2,706,378     2,353,908     1,378,105     2,169,052     1,210,475

Less shares redeemed          33,209       43,444        14,653        14,861         4,238        18,027
                           ---------  ------------   ----------   ------------   ----------   ------------

Net increase in shares
  outstanding              5,626,041    2,662,934     2,339,255     1,363,244     2,164,814     1,192,448
                           ---------  ------------   ----------   ------------   ----------   ------------
                           ---------  ------------   ----------   ------------   ----------   ------------

                                STOCK & BOND
                                BALANCED FUND                BOND FUND               MONEY MARKET FUND
                           -----------------------   -------------------------   --------------------------
                              SIX                       SIX                          SIX
                            MONTHS       PERIOD        MONTHS        PERIOD        MONTHS         PERIOD
                             ENDED       ENDED         ENDED         ENDED          ENDED         ENDED
                           JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                             1999         1998          1999          1998          1999           1998
                           ---------  ------------   ----------   ------------   -----------   ------------

Shares sold                1,347,021      519,686     2,851,469     1,439,766     12,672,839     8,868,290

Shares issued in
  reinvestment of
  ordinary income
  dividends and capital
  gain distributions              --          268       101,286        66,860        533,897       588,046
                           ---------  ------------   ----------   ------------   -----------   ------------

                           1,347,021      519,954     2,952,755     1,506,626     13,206,736     9,456,336

Less shares redeemed          33,388       31,253        73,347        75,763      1,708,614       774,919
                           ---------  ------------   ----------   ------------   -----------   ------------

Net increase in shares
  outstanding              1,313,633      488,701     2,879,408     1,430,863     11,498,122     8,681,417
                           ---------  ------------   ----------   ------------   -----------   ------------
                           ---------  ------------   ----------   ------------   -----------   ------------

---------
      62

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                           PERIOD ENDED    FROM INCEPTION DATE OF
                                          JUNE 30, 1999      JANUARY 22, 1998 TO
                                           (UNAUDITED)        DECEMBER 31, 1998
                                          --------------   -----------------------
Net asset value, beginning of period          $12.80                 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.07                  0.12
  Net gain on investments (both realized
    and unrealized)                             1.46                  2.80
                                               -----                 -----
  Total from investment operations              1.53                  2.92
                                               -----                 -----
LESS DISTRIBUTIONS
  Net investment income                           --                 (0.12)
                                               -----                 -----
  Total distributions                             --                 (0.12)
                                               -----                 -----
Net asset value, end of period                $14.33                 12.80
                                               -----                 -----
                                               -----                 -----
TOTAL RETURN (not annualized)                  11.95%                29.26%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)          $140.3                  53.3
Ratio of expenses to average net assets         0.31%(a)              0.32%(a)
Ratio of net investment income to
  average net assets                            1.48%(a)              1.55%(a)
Portfolio turnover rate                            5%(a)                 7%

----------

(a)  Determined on an annualized basis.

                                                                       63-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                           PERIOD ENDED    FROM INCEPTION DATE OF
                                          JUNE 30, 1999      JANUARY 29, 1998 TO
                                           (UNAUDITED)        DECEMBER 31, 1998
                                          --------------   -----------------------
Net asset value, beginning of period          $ 9.54                 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.05                  0.27
  Net gain or loss on investments (both
    realized and unrealized)                    0.75                 (0.46)
                                               -----                 -----
  Total from investment operations              0.80                 (0.19)
                                               -----                 -----
LESS DISTRIBUTIONS
  Net investment income                           --                 (0.09)
  Net realized gain                               --                 (0.18)
                                               -----                 -----
  Total distributions                             --                 (0.27)
                                               -----                 -----
Net asset value, end of period                $10.34                  9.54
                                               -----                 -----
                                               -----                 -----
TOTAL RETURN (not annualized)                   8.39%                (1.89)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)          $ 69.3                  41.6
Ratio of expenses to average net assets         0.50%(a)              0.50%(a)
Ratio of expenses to average net assets,
  absent of expense limitation                  0.51%(a)              0.55%(a)
Ratio of net investment income to
  average net assets                            1.15%(a)              1.11%(a)
Portfolio turnover rate                           15%(a)                38%

----------

(a)  Determined on an annualized basis.

---------
      64

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                           PERIOD ENDED    FROM INCEPTION DATE OF
                                          JUNE 30, 1999      JANUARY 22, 1998 TO
                                           (UNAUDITED)        DECEMBER 31, 1998
                                          --------------   -----------------------
Net asset value, beginning of period          $11.63                 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.09                  0.13
  Net gain on investments (both realized
    and unrealized)                             0.32                  1.65
                                               -----                 -----
  Total from investment operations              0.41                  1.78
                                               -----                 -----
LESS DISTRIBUTIONS
  Net investment income                           --                 (0.15)
                                               -----                 -----
  Total distributions                             --                 (0.15)
                                               -----                 -----
Net asset value, end of period                $12.04                 11.63
                                               -----                 -----
                                               -----                 -----
TOTAL RETURN (not annualized)                   3.53%                17.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)          $105.4                  76.7
Ratio of expenses to average net assets         0.75%(a)              0.75%(a)
Ratio of expenses to average net assets,
  absent of expense limitation                  0.84%(a)              0.93%(a)
Ratio of net investment income to
  average net assets                            1.85%(a)              1.27%(a)
Portfolio turnover rate                            3%(a)                 6%

----------

(a)  Determined on an annualized basis.

                                                                       65-------

          STATE FARM VARIABLE PRODUCT TRUST STOCK & BOND BALANCED FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                           PERIOD ENDED    FROM INCEPTION DATE OF
                                          JUNE 30, 1999      JANUARY 29, 1998 TO
                                           (UNAUDITED)        DECEMBER 31, 1998
                                          --------------   -----------------------
Net asset value, beginning of period          $11.41                  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.07                   0.14
  Net gain on investments (both realized
    and unrealized)                             0.69                   1.32
                                               -----                -------
  Total from investment operations              0.76                   1.46
                                               -----                -------
LESS DISTRIBUTIONS
  Net investment income                           --                  (0.05)
                                               -----                -------
  Total distributions                             --                  (0.05)
                                               -----                -------
Net asset value, end of period                $12.17                  11.41
                                               -----                -------
                                               -----                -------
TOTAL RETURN (not annualized)                   6.66%                 14.66%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)          $ 21.9                    5.6
Ratio of expenses to average net assets         0.00%(a)               0.00%(a)
Ratio of expenses to average net assets,
  absent of expense limitation                  0.13%(a)               1.01%(a)
Ratio of net investment income to
  average net assets                            1.96%(a)               3.43%(a)
Portfolio turnover rate                            3%(a)                 18%

----------

(a)  Determined on an annualized basis.

---------
      66

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                           PERIOD ENDED    FROM INCEPTION DATE OF
                                          JUNE 30, 1999      JANUARY 22, 1998 TO
                                           (UNAUDITED)        DECEMBER 31, 1998
                                          --------------   -----------------------
Net asset value, beginning of period          $ 10.15                10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.25                 0.49
  Net gain or loss on investments (both
    realized and unrealized)                    (0.38)                0.15
                                               ------               ------
  Total from investment operations              (0.13)                0.64
                                               ------               ------
LESS DISTRIBUTIONS
  Net investment income                         (0.25)               (0.49)
                                               ------               ------
  Total distributions                           (0.25)               (0.49)
                                               ------               ------
Net asset value, end of period                $  9.77                10.15
                                               ------               ------
                                               ------               ------
TOTAL RETURN (not annualized)                   (1.26)%               6.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)          $  51.9                 24.7
Ratio of expenses to average net assets          0.58%(a)             0.57%(a)
Ratio of net investment income to
  average net assets                             5.16%(a)             5.14%(a)
Portfolio turnover rate                             9%(a)               26%

----------

(a)  Determined on an annualized basis.

                                                                       67-------

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                           PERIOD ENDED    FROM INCEPTION DATE OF
                                          JUNE 30, 1999      JANUARY 29, 1998 TO
                                           (UNAUDITED)        DECEMBER 31, 1998
                                          --------------   -----------------------
Net asset value, beginning of period           $1.00                   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.02                   0.05
                                               -----                -------
  Total from investment operations              0.02                   0.05
                                               -----                -------
LESS DISTRIBUTIONS
  Net investment income                        (0.02)                 (0.05)
                                               -----                -------
  Total distributions                          (0.02)                 (0.05)
                                               -----                -------
Net asset value, end of period                 $1.00                   1.00
                                               -----                -------
                                               -----                -------
TOTAL RETURN (not annualized)                   2.21%                  4.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)           $30.2                   18.7
Ratio of expenses to average net assets         0.50%(a)               0.43%(a)
Ratio of expenses to average net assets,
  absent of expense limitation                  0.50%(a)               0.52%(a)
Ratio of net investment income to
  average net assets                            4.43%(a)               5.04%(a)

----------

(a)  Determined on an annualized basis.

---------
      68

                     NOTICE OF WITHHOLDING ELECTION

This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.

Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.

We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

You may establish, change or revoke your Withholding Election at any time by one of the following methods:

 -- complete and mail this form to:
    STATE FARM VARIABLE PRODUCTS
    ADMINISTRATION DEPARTMENT
    P.O. BOX 2307
    BLOOMINGTON, IL 61702-2307 or

 -- call our TOLL FREE NUMBER 1-888-702-2307 (if you have telephone authority) or

 -- fax the election form to 1-309-735-0307 and mail the original to us.

If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.

231-3537 8-97 Printed in U.S.A.

                            WITHHOLDING ELECTION FORM

-------------------------------------------------------------------------------
(Type or print your full name)

-------------------------------------------------------------------------------
(Your Social Security Number)

-------------------------------------------------------------------------------
(Home address-number & street or rural route)

-------------------------------------------------------------------------------
(City or town, state and ZIP code)

-------------------------------------------------------------------------------
(Policy Number)

-------------------------------------------------------------------------------
(Date)

/ / 1. I elect NOT to have federal income tax withheld from my distribution

    (Do not complete lines 2-4.)

If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

/ / 2. I want FEDERAL withholding from my distribution

If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)

/ / 3. I elect not to have STATE income tax withheld from my distribution

/ / 4. I want STATE withholding from my distribution

If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $
                                                            -------------------

(Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

/ / 5. Other: (please specify)
                               -------------------------------------------------
                               -------------------------------------------------

--------------------------------------------------------------------------------
(Participant's Signature)

---------------------
(Date)

Return your completed form to:    STATE FARM VARIABLE PRODUCTS
                                  ADMINISTRATION DEPARTMENT
                                  P.O. BOX 2307
                                  BLOOMINGTON, IL 61702-2307

                 (This page has been left blank intentionally.)

INSURANCE PRODUCTS AND SERVICES WE CAN PROVIDE*

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Family Insurance
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IRA (Individual Retirement Annuity)
TSA (Tax Sheltered Annuity)
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  (funded with life insurance)

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Hospital Surgical
Hospital Income
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CAR INSURANCE
Personal Cars
Business Cars
Motorcycles
Travel Trailers
Fleets
Snowmobiles
Motorhomes
Car Finance Plan


services


* All products and services may not be available in all states.

STATE FARM INSURANCE COMPANIES
Home Offices: Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter & Distributor of Variable Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
FORWARDING SERVICE REQUESTED

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Paid
Permit 439
Elk Grove, IL











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Issued By:
State Farm Life Insurance Company
(Not licensed in New York or Wisconsin)
State Farm Life and Accident Assurance Company
(Licensed in New York and Wisconsin)
Home offices: Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter & Distributor of Variable Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888/702-2307

231-3602-CH